UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 7.20%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,127	$9,919	$10,668	$10,294
Sep 20	$10,057	$9,914	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,984	$9,936
Nov 20	$10,480	$9,966	$11,261	$10,620
Dec 20	$10,690	$9,980	$11,738	$10,852
Jan 21	$10,680	$9,909	$11,621	$10,759
Feb 21	$10,770	$9,766	$11,919	$10,819
Mar 21	$10,913	$9,644	$12,316	$10,932
Apr 21	$11,125	$9,720	$12,889	$11,229
May 21	$11,202	$9,752	$13,075	$11,329
Jun 21	$11,265	$9,820	$13,270	$11,453
Jul 21	$11,288	$9,930	$13,507	$11,619
Aug 21	$11,422	$9,911	$13,843	$11,753
Sep 21	$11,225	$9,825	$13,269	$11,458
Oct 21	$11,352	$9,822	$14,020	$11,781
Nov 21	$11,192	$9,851	$13,713	$11,669
Dec 21	$11,427	$9,826	$14,299	$11,904
Jan 22	$11,186	$9,615	$13,543	$11,461
Feb 22	$10,949	$9,507	$13,200	$11,252
Mar 22	$10,969	$9,243	$13,562	$11,250
Apr 22	$10,562	$8,892	$12,436	$10,569
May 22	$10,493	$8,950	$12,445	$10,607
Jun 22	$9,954	$8,809	$11,367	$10,065
Jul 22	$10,384	$9,025	$12,270	$10,587
Aug 22	$10,171	$8,770	$11,757	$10,216
Sep 22	$9,600	$8,391	$10,664	$9,521
Oct 22	$9,806	$8,282	$11,429	$9,801
Nov 22	$10,222	$8,587	$12,224	$10,322
Dec 22	$10,082	$8,548	$11,705	$10,079
Jan 23	$10,575	$8,811	$12,533	$10,591
Feb 23	$10,332	$8,583	$12,232	$10,327
Mar 23	$10,410	$8,801	$12,610	$10,617
Apr 23	$10,556	$8,854	$12,831	$10,743
May 23	$10,384	$8,758	$12,703	$10,631
Jun 23	$10,551	$8,727	$13,471	$10,933
Jul 23	$10,725	$8,721	$13,924	$11,113
Aug 23	$10,595	$8,665	$13,591	$10,945
Sep 23	$10,359	$8,445	$13,005	$10,570
Oct 23	$10,183	$8,311	$12,627	$10,333
Nov 23	$10,753	$8,688	$13,811	$11,051
Dec 23	$11,184	$9,020	$14,489	$11,534
Jan 24	$11,188	$8,996	$14,663	$11,587
Feb 24	$11,250	$8,869	$15,285	$11,751
Mar 24	$11,463	$8,950	$15,776	$11,994
Apr 24	$11,250	$8,724	$15,190	$11,620
May 24	$11,466	$8,872	$15,868	$11,978
Jun 24	$11,567	$8,956	$16,191	$12,156
Jul 24	$11,826	$9,165	$16,477	$12,406
Aug 24	$12,037	$9,297	$16,912	$12,659
Sep 24	$12,211	$9,422	$17,222	$12,859
Oct 24	$12,022	$9,188	$16,880	$12,572
Nov 24	$12,261	$9,285	$17,655	$12,927
Dec 24	$11,990	$9,133	$17,195	$12,653

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.20%	4.19%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

Key Fund statistics

Net Assets...
$4,456,671
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.7%
Short-Term Securities...
2.3

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Annual Shareholder Report — December 31, 2024

BRICX-12/24-AR

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 6.89%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,668	$10,294
Sep 20	$9,525	$9,914	$10,300	$10,113
Oct 20	$9,456	$9,870	$9,984	$9,936
Nov 20	$9,922	$9,966	$11,261	$10,620
Dec 20	$10,118	$9,980	$11,738	$10,852
Jan 21	$10,107	$9,909	$11,621	$10,759
Feb 21	$10,190	$9,766	$11,919	$10,819
Mar 21	$10,323	$9,644	$12,316	$10,932
Apr 21	$10,521	$9,720	$12,889	$11,229
May 21	$10,592	$9,752	$13,075	$11,329
Jun 21	$10,650	$9,820	$13,270	$11,453
Jul 21	$10,669	$9,930	$13,507	$11,619
Aug 21	$10,794	$9,911	$13,843	$11,753
Sep 21	$10,606	$9,825	$13,269	$11,458
Oct 21	$10,724	$9,822	$14,020	$11,781
Nov 21	$10,570	$9,851	$13,713	$11,669
Dec 21	$10,790	$9,826	$14,299	$11,904
Jan 22	$10,560	$9,615	$13,543	$11,461
Feb 22	$10,334	$9,507	$13,200	$11,252
Mar 22	$10,351	$9,243	$13,562	$11,250
Apr 22	$9,964	$8,892	$12,436	$10,569
May 22	$9,897	$8,950	$12,445	$10,607
Jun 22	$9,388	$8,809	$11,367	$10,065
Jul 22	$9,790	$9,025	$12,270	$10,587
Aug 22	$9,588	$8,770	$11,757	$10,216
Sep 22	$9,047	$8,391	$10,664	$9,521
Oct 22	$9,240	$8,282	$11,429	$9,801
Nov 22	$9,629	$8,587	$12,224	$10,322
Dec 22	$9,495	$8,548	$11,705	$10,079
Jan 23	$9,958	$8,811	$12,533	$10,591
Feb 23	$9,728	$8,583	$12,232	$10,327
Mar 23	$9,798	$8,801	$12,610	$10,617
Apr 23	$9,933	$8,854	$12,831	$10,743
May 23	$9,771	$8,758	$12,703	$10,631
Jun 23	$9,926	$8,727	$13,471	$10,933
Jul 23	$10,086	$8,721	$13,924	$11,113
Aug 23	$9,962	$8,665	$13,591	$10,945
Sep 23	$9,739	$8,445	$13,005	$10,570
Oct 23	$9,572	$8,311	$12,627	$10,333
Nov 23	$10,106	$8,688	$13,811	$11,051
Dec 23	$10,509	$9,020	$14,489	$11,534
Jan 24	$10,509	$8,996	$14,663	$11,587
Feb 24	$10,567	$8,869	$15,285	$11,751
Mar 24	$10,764	$8,950	$15,776	$11,994
Apr 24	$10,561	$8,724	$15,190	$11,620
May 24	$10,761	$8,872	$15,868	$11,978
Jun 24	$10,855	$8,956	$16,191	$12,156
Jul 24	$11,091	$9,165	$16,477	$12,406
Aug 24	$11,287	$9,297	$16,912	$12,659
Sep 24	$11,446	$9,422	$17,222	$12,859
Oct 24	$11,268	$9,188	$16,880	$12,572
Nov 24	$11,489	$9,285	$17,655	$12,927
Dec 24	$11,233	$9,133	$17,195	$12,653

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	6.89%	3.92%
Investor A Shares (with sales charge)...
	1.28	2.67
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

Key Fund statistics

Net Assets...
$4,456,671
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.7%
Short-Term Securities...
2.3

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Annual Shareholder Report — December 31, 2024

BRIAX-12/24-AR

BlackRock Retirement Income 2040 Fund

Institutional Shares | BRIEX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 7.21%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,128	$9,919	$10,668	$10,294
Sep 20	$10,056	$9,914	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,984	$9,936
Nov 20	$10,485	$9,966	$11,261	$10,620
Dec 20	$10,697	$9,980	$11,738	$10,852
Jan 21	$10,686	$9,909	$11,621	$10,759
Feb 21	$10,775	$9,766	$11,919	$10,819
Mar 21	$10,918	$9,644	$12,316	$10,932
Apr 21	$11,130	$9,720	$12,889	$11,229
May 21	$11,207	$9,752	$13,075	$11,329
Jun 21	$11,269	$9,820	$13,270	$11,453
Jul 21	$11,293	$9,930	$13,507	$11,619
Aug 21	$11,426	$9,911	$13,843	$11,753
Sep 21	$11,230	$9,825	$13,269	$11,458
Oct 21	$11,357	$9,822	$14,020	$11,781
Nov 21	$11,197	$9,851	$13,713	$11,669
Dec 21	$11,433	$9,826	$14,299	$11,904
Jan 22	$11,191	$9,615	$13,543	$11,461
Feb 22	$10,954	$9,507	$13,200	$11,252
Mar 22	$10,974	$9,243	$13,562	$11,250
Apr 22	$10,569	$8,892	$12,436	$10,569
May 22	$10,500	$8,950	$12,445	$10,607
Jun 22	$9,964	$8,809	$11,367	$10,065
Jul 22	$10,391	$9,025	$12,270	$10,587
Aug 22	$10,181	$8,770	$11,757	$10,216
Sep 22	$9,614	$8,391	$10,664	$9,521
Oct 22	$9,824	$8,282	$11,429	$9,801
Nov 22	$10,247	$8,587	$12,224	$10,322
Dec 22	$10,107	$8,548	$11,705	$10,079
Jan 23	$10,600	$8,811	$12,533	$10,591
Feb 23	$10,358	$8,583	$12,232	$10,327
Mar 23	$10,437	$8,801	$12,610	$10,617
Apr 23	$10,580	$8,854	$12,831	$10,743
May 23	$10,411	$8,758	$12,703	$10,631
Jun 23	$10,579	$8,727	$13,471	$10,933
Jul 23	$10,749	$8,721	$13,924	$11,113
Aug 23	$10,621	$8,665	$13,591	$10,945
Sep 23	$10,387	$8,445	$13,005	$10,570
Oct 23	$10,210	$8,311	$12,627	$10,333
Nov 23	$10,781	$8,688	$13,811	$11,051
Dec 23	$11,210	$9,020	$14,489	$11,534
Jan 24	$11,214	$8,996	$14,663	$11,587
Feb 24	$11,277	$8,869	$15,285	$11,751
Mar 24	$11,490	$8,950	$15,776	$11,994
Apr 24	$11,279	$8,724	$15,190	$11,620
May 24	$11,494	$8,872	$15,868	$11,978
Jun 24	$11,595	$8,956	$16,191	$12,156
Jul 24	$11,855	$9,165	$16,477	$12,406
Aug 24	$12,068	$9,297	$16,912	$12,659
Sep 24	$12,239	$9,422	$17,222	$12,859
Oct 24	$12,053	$9,188	$16,880	$12,572
Nov 24	$12,291	$9,285	$17,655	$12,927
Dec 24	$12,018	$9,133	$17,195	$12,653

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.21%	4.25%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

Key Fund statistics

Net Assets...
$4,624,915
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Institutional Shares | BRIEX

Annual Shareholder Report — December 31, 2024

BRIEX-12/24-AR

BlackRock Retirement Income 2040 Fund

Investor A Shares | BRIDX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 6.95%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the MSCI World Index returned 18.67%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. U.S. equities and infrastructure stocks helped results, as did floating rate loans, commercial mortgage-backed securities / non-agency mortgage-backed securities, high yield bonds, and preferred stocks. Investment-grade corporate bonds, emerging-market stocks, and emerging-market debt also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved through the use of derivatives, detracted from absolute performance. Its use of U.S. equity derivatives (futures and options) to manage overall risk levels was a slight detractor, as well. International developed-market equities also detracted due to the impact of individual security selection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,668	$10,294
Sep 20	$9,525	$9,914	$10,300	$10,113
Oct 20	$9,455	$9,870	$9,984	$9,936
Nov 20	$9,927	$9,966	$11,261	$10,620
Dec 20	$10,124	$9,980	$11,738	$10,852
Jan 21	$10,113	$9,909	$11,621	$10,759
Feb 21	$10,194	$9,766	$11,919	$10,819
Mar 21	$10,328	$9,644	$12,316	$10,932
Apr 21	$10,527	$9,720	$12,889	$11,229
May 21	$10,597	$9,752	$13,075	$11,329
Jun 21	$10,654	$9,820	$13,270	$11,453
Jul 21	$10,674	$9,930	$13,507	$11,619
Aug 21	$10,798	$9,911	$13,843	$11,753
Sep 21	$10,610	$9,825	$13,269	$11,458
Oct 21	$10,727	$9,822	$14,020	$11,781
Nov 21	$10,574	$9,851	$13,713	$11,669
Dec 21	$10,795	$9,826	$14,299	$11,904
Jan 22	$10,564	$9,615	$13,543	$11,461
Feb 22	$10,339	$9,507	$13,200	$11,252
Mar 22	$10,355	$9,243	$13,562	$11,250
Apr 22	$9,970	$8,892	$12,436	$10,569
May 22	$9,903	$8,950	$12,445	$10,607
Jun 22	$9,396	$8,809	$11,367	$10,065
Jul 22	$9,797	$9,025	$12,270	$10,587
Aug 22	$9,595	$8,770	$11,757	$10,216
Sep 22	$9,061	$8,391	$10,664	$9,521
Oct 22	$9,256	$8,282	$11,429	$9,801
Nov 22	$9,652	$8,587	$12,224	$10,322
Dec 22	$9,519	$8,548	$11,705	$10,079
Jan 23	$9,981	$8,811	$12,533	$10,591
Feb 23	$9,751	$8,583	$12,232	$10,327
Mar 23	$9,824	$8,801	$12,610	$10,617
Apr 23	$9,957	$8,854	$12,831	$10,743
May 23	$9,795	$8,758	$12,703	$10,631
Jun 23	$9,951	$8,727	$13,471	$10,933
Jul 23	$10,109	$8,721	$13,924	$11,113
Aug 23	$9,987	$8,665	$13,591	$10,945
Sep 23	$9,765	$8,445	$13,005	$10,570
Oct 23	$9,596	$8,311	$12,627	$10,333
Nov 23	$10,131	$8,688	$13,811	$11,051
Dec 23	$10,532	$9,020	$14,489	$11,534
Jan 24	$10,534	$8,996	$14,663	$11,587
Feb 24	$10,591	$8,869	$15,285	$11,751
Mar 24	$10,788	$8,950	$15,776	$11,994
Apr 24	$10,588	$8,724	$15,190	$11,620
May 24	$10,788	$8,872	$15,868	$11,978
Jun 24	$10,880	$8,956	$16,191	$12,156
Jul 24	$11,122	$9,165	$16,477	$12,406
Aug 24	$11,320	$9,297	$16,912	$12,659
Sep 24	$11,478	$9,422	$17,222	$12,859
Oct 24	$11,301	$9,188	$16,880	$12,572
Nov 24	$11,521	$9,285	$17,655	$12,927
Dec 24	$11,263	$9,133	$17,195	$12,653

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	6.95%	3.99%
Investor A Shares (with sales charge)...
	1.33	2.73
Bloomberg U.S. Aggregate Bond Index...
	1.25	(2.03)
MSCI World Index...
	18.67	13.06
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	9.70	5.47

Key Fund statistics

Net Assets...
$4,624,915
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Investor A Shares | BRIDX

Annual Shareholder Report — December 31, 2024

BRIDX-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$24,139	$24,139	$0	$0	$0	$0	$0	$0
BlackRock Retirement Income 2040 Fund	$24,139	$24,139	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$0	$0
BlackRock Retirement Income 2040 Fund	$0	$0
                                                     (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Table of Contents
Page

Additional Financial Information:
Schedule of Investments (unaudited) .......................................................................................... 27
Statement of Assets and Liabilities (unaudited) .................................................................................... 96

Schedule of Investments
December 31, 2024
BlackRock Retirement Income 2030 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.4%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 438,951 $ 4,429,011
Total Long-Term Investments — 99 .4%
(Cost: $ 4,646,398 ) ............................... 4,429,011
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(a) (b)
.................. 102,752 $ 102,752
Total Short-Term Securities — 2 .3%
(Cost: $ 102,752 ) ................................ 102,752
Total Investments — 101 .7%
(Cost: $ 4,749,150 )
(c)
.............................. 4,531,763
Liabilities in Excess of Other Assets — (1.7) % ............ (75,092)
Net Assets — 100.0% .............................. $ 4,456,671
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 41,753 $ 60,999
(a)
$ — $ — $ — $ 102,752 102,752 $ 4,064 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,622,971 — (245,001) (13,143) 64,184 4,429,011 438,951 278,406 —
$ (13,143) $ 64,184 $ 4,531,763 $ 282,470 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,429,011 $ — $ — $ 4,429,011
Short-Term Securities
Money Market Funds ...................................... 102,752 — — 102,752
$ 4,531,763 $ — $ — $ 4,531,763

Schedule of Investments
December 31, 2024
BlackRock Retirement Income 2040 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.2%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 454,744 $ 4,588,368
Total Long-Term Investments — 99 .2%
(Cost: $ 4,818,453 ) ............................... 4,588,368
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(a) (b)
.................. 101,035 $ 101,035
Total Short-Term Securities — 2 .2%
(Cost: $ 101,035 ) ................................ 101,035
Total Investments — 101 .4%
(Cost: $ 4,919,488 )
(c)
.............................. 4,689,403
Liabilities in Excess of Other Assets — (1.4) % ............ (64,488)
Net Assets — 100.0% .............................. $ 4,624,915
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 79,366 $ 21,669
(a)
$ — $ — $ — $ 101,035 101,035 $ 4,935 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,538,346 — — — 50,022 4,588,368 454,744 280,687 —
$ — $ 50,022 $ 4,689,403 $ 285,622 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Retirement Income 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,588,368 $ — $ — $ 4,588,368
Short-Term Securities
Money Market Funds ...................................... 101,035 — — 101,035
$ 4,689,403 $ — $ — $ 4,689,403

Statements of Assets and Liabilities
December 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,531,763 $ 4,689,403
Receivables: – –
Dividends — affiliated .................................................................................. 24,214 25,033
From the Manager .................................................................................... 10,362 10,243
Prepaid e xpenses ...................................................................................... 20,072 20,069
Total a ssets ..........................................................................................
4,586,411 4,744,748
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 17,558 17,561
Capital shares redeemed ................................................................................ — 201
Custodian fees ....................................................................................... 916 874
Income dividend distributions ............................................................................. 32,824 25,121
Interest expense ..................................................................................... 6 6
Investment advisory fees ................................................................................ 3,000 1,000
Trustees' and Officer's fees .............................................................................. 740 741
Other affiliate fees .................................................................................... — 9
Printing and postage fees ............................................................................... 31,179 30,926
Professional fees ..................................................................................... 41,121 41,133
Registration fees ..................................................................................... 13 12
Transfer agent fees ................................................................................... 937 781
Other accrued expenses ................................................................................ 1,446 1,468
Total li abilities .........................................................................................
129,740 119,833
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 4,456,671 $ 4,624,915
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,700,647 $ 4,862,564
Accumulated loss ...................................................................................... (243,976) (237,649)
NET ASSETS .........................................................................................
$ 4,456,671 $ 4,624,915
(a)
  Investments, at cost — affiliated ..................................................................... $ 4,749,150 $ 4,919,488

Statements of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 4,311,557 $ 4,495,540
Shares outstanding ...................................................................................
50,838.50 48,889.43
Net asset value .....................................................................................
$ 84.81 $ 91.95
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 145,114 $ 129,375
Shares outstanding ...................................................................................
1,711.69 1,407.00
Net asset value .....................................................................................
$ 84.78 $ 91.95
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
Year Ended December 31, 2024

Statements of Operations
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 282,470 $ 285,622
Interest — unaffiliated .................................................................................. 77 71
Total investment income ..................................................................................
282,547 285,693
EXPENSES
Professional ........................................................................................ 84,232 86,618
Accounting services ................................................................................... 36,576 36,579
Registration ........................................................................................ 35,727 35,722
Printing and postage .................................................................................. 23,851 23,828
Trustees and Officer ................................................................................... 7,467 7,466
Investment advisory ................................................................................... 4,584 4,641
Administration ...................................................................................... 1,949 1,973
Custodian .......................................................................................... 1,640 1,523
Administration — class specific ........................................................................... 918 928
Service — class specific ................................................................................ 503 324
Transfer agent — class specific ........................................................................... 481 94
Miscellaneous ....................................................................................... 8,616 8,108
Total expenses excluding interest expense ......................................................................
206,544 207,804
Interest expense ..................................................................................... 10 10
Total e xpenses ........................................................................................
206,554 207,814
Less: – –
Administration fees waived .............................................................................. (1,949) (1,973)
Administration fees waived by the Manager — class specific ........................................................ (905) (924)
Fees waived and/or reimbursed by the Manager ................................................................ (191,237) (192,837)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (464) (85)
Total ex penses after fees waived and/or reimbursed ...............................................................
11,999 11,995
Net investment income ...................................................................................
270,548 273,698
REALIZED AND UNREALIZED GAIN (LOSS) $ 51,041 $ 50,022
Net realized loss from:
Investments — affiliated .............................................................................. $ (13,143) $ —
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 64,184 50,022
Net realized and unrealized gain ............................................................................
51,041 50,022
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 321,589 $ 323,720
See notes to financial statements.

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 270,548 $ 257,390 $ 273,698 $ 253,562
Net realized gain (loss) ............................................ (13,143) 5,622 — 2,806
Net change in unrealized appreciation (depreciation) ........................ 64,184 203,818 50,022 203,074
Net increase in net assets resulting from operations ...........................
321,589 466,830 323,720 459,442
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (258,919) (250,004) (266,335) (252,097)
Investor A .................................................... (11,629) (13,008) (7,363) (6,984)
Return of capital: – – – –
Institutional ................................................... (122,571) (92,306) (26,624) (13,944)
Investor A .................................................... (5,505) (4,803) (736) (386)
Decrease in net assets resulting from distributions to shareholders .................
(398,624) (360,121) (301,058) (273,411)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(82,967) 11,952 25,304 (9,789)
NET ASSETS
Total increase (decrease) in net assets ................................... (160,002) 118,661 47,966 176,242
Beginning of year ..................................................
4,616,673 4,498,012 4,576,949 4,400,707
End of year ......................................................
$ 4,456,671 $ 4,616,673 $ 4,624,915 $ 4,576,949
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................
$ 86.28  $ 84.29  $ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
..................................
5 .09  4 .83  4 .20  4 .09  1 .69
Net realized and unrealized gain (loss) .........................
0 .94  3 .91  (16.13) 2 .85  5 .14
Net increase (decrease) from investment operations ................. 6.03  8.74  (11.93) 6.94  6.83
Distributions
(c)
– – – – –
From net investment income ............................... ( 5 .09 ) ( 4 .93 ) ( 4 .31 ) ( 5 .42 ) ( 1 .74 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Return of capital ........................................ ( 2 .41 ) ( 1 .82 ) ( 2 .65 ) ( 1 .97 ) ( 1 .35 )
Total distributions ......................................... (7.50) (6.75) (6.96) (7.50) (3.09)
Net asset value, end of period ............................... $ 84.81  $ 86.28  $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
Based on net asset value ................................... 7.20% 10.85% (11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
4.48% 5.06% 4.87% 5.91% 3.86%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.25% 0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ....................................
5.91% 5.72% 4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 4,312  $ 4,382  $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate ...................................... — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Retirement Income 2030 Fund
Investor A
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................
$ 86.29  $ 84.29  $ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
..................................
4 .89  4 .62  3 .97  3 .76  1 .63
Net realized and unrealized gain (loss) .........................
0 .88  3 .92  (16.14) 2 .93  5 .10
Net increase (decrease) from investment operations ................. 5.77  8.54  (12.17) 6.69  6.73
Distributions
(c)
– – – – –
From net investment income ............................... ( 4 .94 ) ( 4 .78 ) ( 4 .17 ) ( 5 .22 ) ( 1 .67 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Return of capital ........................................ ( 2 .34 ) ( 1 .76 ) ( 2 .56 ) ( 1 .91 ) ( 1 .32 )
Total distributions ......................................... (7.28) (6.54) (6.73) (7.24) (2.99)
Net asset value, end of period ............................... $ 84.78  $ 86.29  $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
Based on net asset value ................................... 6.89% 10.59% (11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
4.98% 5.44% 5.40% 6.58% 4.13%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.50% 0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ....................................
5.68% 5.47% 4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 145  $ 234  $ 231  $ 286  $ 137
Portfolio turnover rate ...................................... — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................
$ 91.50  $ 87.78  $ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
..................................
5 .46  5 .06  4 .31  4 .14  1 .71
Net realized and unrealized gain (loss) .........................
0 .99  4 .12  (16.36) 2 .88  5 .21
Net increase (decrease) from investment operations ................. 6.45  9.18  (12.05) 7.02  6.92
Distributions
(c)
– – – – –
From net investment income ............................... ( 5 .45 ) ( 5 .17 ) ( 4 .43 ) ( 5 .47 ) ( 1 .76 )
From net realized gain .................................... —  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ........................................ ( 0 .55 ) ( 0 .29 ) ( 1 .20 ) ( 0 .46 ) ( 0 .68 )
Total distributions ......................................... (6.00) (5.46) (5.63) (6.00) (2.48)
Net asset value, end of period ............................... $ 91.95  $ 91.50  $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
Based on net asset value ................................... 7.21% 10.83% (11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
4.47% 5.17% 4.91% 5.88% 3.88%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.25% 0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ....................................
5.90% 5.71% 4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 4,496  $ 4,449  $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate ...................................... — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Retirement Income 2040 Fund
Investor A
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........................
$ 91.50  $ 87.78  $ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
..................................
5 .22  4 .84  4 .08  3 .87  1 .63
Net realized and unrealized gain (loss) .........................
1 .00  4 .12  (16.36) 2 .89  5 .17
Net increase (decrease) from investment operations ................. 6.22  8.96  (12.28) 6.76  6.80
Distributions
(c)
– – – – –
From net investment income ............................... ( 5 .25 ) ( 4 .97 ) ( 4 .24 ) ( 5 .23 ) ( 1 .67 )
From net realized gain .................................... —  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ........................................ ( 0 .52 ) ( 0 .27 ) ( 1 .15 ) ( 0 .44 ) ( 0 .66 )
Total distributions ......................................... (5.77) (5.24) (5.39) (5.74) (2.37)
Net asset value, end of period ............................... $ 91.95  $ 91.50  $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
Based on net asset value ................................... 6.95% 10.56% (11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
4.76% 5.47% 5.29% 6.35% 4.16%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.50% 0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ....................................
5.65% 5.46% 4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 129  $ 128  $ 122  $ 147  $ 144
Portfolio turnover rate ...................................... — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The unaudited Schedule of
Investments and Statement of Assets and Liabilities as of December 31, 2024  for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income's audited financial statements as of July 31, 2024 are available, without charge, on the U.S. Securities and Exchange
Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. See Income Tax Information note for the tax character of each Fund’s distributions paid during the period.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees.
The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of  each Fund , entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended  December 31, 2024 , the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  year ended December 31, 2024 , the amounts waived were as follows:
Share Class Service Fees
Investor A .............................................................................................................. 0 .25%
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 503
Retirement Income 2040 ..................................................................................................... 324
Average Daily Net Assets Administration Fees
First $500 million 0 .0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 877 $ 41 $ 918
Retirement Income 2040 ................................................................................ 902 26 928
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 29 $ 31 $ 60
Retirement Income 2040 ................................................................................ 27 46 73
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 368 $ 113 $ 481
Retirement Income 2040 ................................................................................ 44 50 94
Fund Name Amount Waived
Retirement Income 2030 ................................................................................................ $ 62
Retirement Income 2040 ................................................................................................ 75

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense , acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the year ended December
31, 2024, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.
As of December 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0 .25% 0 .50%
Retirement Income 2040 ......................................................................................... 0 .25 0 .50
Fund Name
Retirement Income 2030 .................................................................................................... $ 191,175
Retirement Income 2040 .................................................................................................... 192,762
Fund Name
Retirement Income 2030 ................................................................................................ $ 1,949
Retirement Income 2040 ................................................................................................ 1,973
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 864 $ 352
Investor A ..................................................................................... 41 112
$ 905 $ 464
Retirement Income 2040
Institutional .................................................................................... 898 35
Investor A ..................................................................................... 26 50
$ 924 $ 85
Expiring December 31,
2025 2026
Retirement Income 2030
Fund Level ...................................................................................... $ 215,654 $ 193,124
Institutional ...................................................................................... 1,216 1,216
Investor A ....................................................................................... 361 153
Retirement Income 2040
Fund Level ...................................................................................... 217,427 194,735
Institutional ...................................................................................... 1,008 933
Investor A ....................................................................................... 94 76

Notes to Financial Statements
(continued)

Notes to Financial Statements
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
December 31, 2024:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024 , the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Retirement Income 2030
Fund Level ............................................................................................................. $ 216,240
Institutional ............................................................................................................. 1,231
Investor A .............................................................................................................. 821
Retirement Income 2040
Fund Level ............................................................................................................. $ 216,031
Institutional ............................................................................................................. 1,533
Investor A .............................................................................................................. 208
Other Securities
Fund Name Sales
Retirement Income 2030 ................................................................................................. $ 245,000
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
Retirement Income 2030
Ordinary income ...................................................................................... $ 270,548 $ 263,012
Return of capital ...................................................................................... 128,076 97,109
$ 398,624 $ 360,121
Retirement Income 2040
Ordinary income ...................................................................................... $ 273,698 $ 259,081
Return of capital ...................................................................................... 27,360 14,330
$ 301,058 $ 273,411

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, each Fund invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Retirement Income 2030 .................................................................. $ (26,589) $ (217,387) $ (243,976)
Retirement Income 2040 .................................................................. (7,564) (230,085) (237,649)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,749,150 $ – $ (217,387) $ (217,387)
Retirement Income 2040 ............................................ 4,919,488 – (230,085) (230,085)

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
188 $ 16,291 162 $ 13,604
Shares redeemed ......................................
(141) (12,345) — —
47 $ 3,946 162 $ 13,604
Investor A
Shares sold ..........................................
1,398 $ 120,409 23 $ 2,000
Shares redeemed ......................................
(2,401) (207,322) (43) (3,652)
(1,003) $ (86,913) (20) $ (1,652)
(956) $ (82,967) 142 $ 11,952
Retirement Income 2040
Institutional
Shares sold ..........................................
284 $ 26,131 130 $ 11,707
Shares redeemed ......................................
(14) (1,272) (254) (22,538)
270 $ 24,859 (124) $ (10,831)
Investor A
Shares sold ..........................................
5 $ 461 36 $ 3,230
Shares redeemed ......................................
— (16) (25) (2,188)
5 $ 445 11 $ 1,042
275 $ 25,304 (113) $ (9,789)
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information

To the Board of Trustees of
BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December
31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2024 and for the period July 31, 2020 (commencement of operations) through December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024, and each of the financial highlights for each of the four years in the period ended December 31, 2024 and for the period July 31, 2020
(commencement of operations) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name
Qualified Dividend
Income
Retirement Income 2030 .............................................................................................. $ 45,519
Retirement Income 2040 .............................................................................................. 45,892
Fund Name
Qualified Business
Income
Retirement Income 2030 .............................................................................................. $ 3,279
Retirement Income 2040 .............................................................................................. 3,307
Fund Name Federal Obligation Interest
Retirement Income 2030 .............................................................................................. $ 6,462
Retirement Income 2040 .............................................................................................. 6,917
Fund Name
Dividends-Received
Deduction
Retirement Income 2030 .............................................................................................. 6 .55%
Retirement Income 2040 .............................................................................................. 6 .53
Fund Name Interest Dividends
Retirement Income 2030 .............................................................................................. $ 156,388
Retirement Income 2040 .............................................................................................. 158,550
Fund Name
Interest-Related
Dividends
Retirement Income 2030 .............................................................................................. $ 89,919
Retirement Income 2040 .............................................................................................. 91,503

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

2024
BlackRock Annual Financial Statements and Additional Information

Additional Financial Information
Schedule of Investments (UNAUDITED)
December 31, 2024
Statement of Assets and Liabilities (UNAUDITED)
December 31, 2024
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.02%, 04/15/34
(a)(b)
.......... USD 15,000 $ 15,022,489
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a)(c)
.......... EUR 490 515,105
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 4.90%, 01/25/35
(a)
...... USD 72 75,565
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.53%, 10/20/34
(a)(b)
.......... 1,000 1,005,561
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.07%, 01/15/33
(a)(b)
.......... 2,000 2,005,567
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.62%, 04/20/37
(a)(b)
.......... 1,000 1,008,371
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.35%, 10/21/36
(a)(b)
.......... 7,000 7,039,619
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 10/17/34
(a)(b)
.......... 3,000 3,011,661
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.99%, 07/17/37 ................ 9,250 9,281,485
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.55%, 07/17/37 ................ 1,000 1,008,943
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.35%, 01/17/32
(a)(b)
......... 10,000 10,036,423
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.86%, 10/17/34
(a)(b)
.......... 1,500 1,503,502
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.41%, 01/17/31
(a)(b)
.......... 1,000 1,000,284
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.07%, 11/02/30
(a)(b)
.......... 206 206,179
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,848,571
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,378,619
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,983,893
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,249,562
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,401,581
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,344,056
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR
at 2.40% Floor + 2.40%), 7.03%, 07/22/37
(a)
(b)
............................ 700 705,604
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.08%, 07/20/34
(a)(b)
7,000 7,007,731
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.07%, 04/15/34
(a)(b)
1,000 1,002,003
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.97%, 04/20/35
(a)(b)
USD 5,000 $ 5,004,962
Apidos CLO XL Ltd., Series 2022-40A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 6.01%, 07/15/37
(a)(b)
......... 10,000 10,030,431
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.73%, 04/20/31
(a)(b)
.......... 3,000 3,001,190
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.86%, 07/16/31
(a)(b)
.......... 1,750 1,753,764
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
6.44%, 07/25/30 ................ 1,000 1,002,360
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.79%,
07/25/30 ..................... 1,000 1,000,540
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.05%, 10/24/34
(a)(b)
......... 1,300 1,302,244
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.03%, 01/20/35
(a)(b)
..... 14,000 14,023,594
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 6.87%, 04/21/35
(a)(b)
..... 1,000 1,002,537
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.90%,
04/25/35 ..................... 2,000 2,000,941
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.38%,
04/25/35 ..................... 1,500 1,509,420
Arbour CLO DAC, (3-mo. EURIBOR at 0.00%
Floor + 3.80%), 6.82%, 05/15/38
(a)(c)
..... EUR 500 523,503
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a)(c)
................ 920 959,093
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.52%, 01/15/32
(a)(b)
.......... USD 6,000 6,017,625
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 6.51%, 01/15/35
(a)(b)
......... 1,000 1,003,318
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.68%, 07/20/30
(a)(b)
.......... 1,000 1,000,269
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.22%, 07/15/36
(a)(c)
................ EUR 410 434,021
Arini European CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 4.20% Floor + 4.20%),
7.38%, 04/15/38
(a)(c)
................ 500 522,203
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.27%, 01/15/38
(a)(c)
.......... 1,330 1,375,179
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.33%, 11/27/31
(a)(b)
USD 5,500 5,539,394
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 5.98%, 07/26/31
(a)(b)
1,025 1,025,987

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.08%, 10/24/31
(a)(b)
USD 1,004 $ 1,003,673
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.84%, 06/23/34
(a)(c)
................ EUR 250 259,791
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a)(c)
................ 670 696,466
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
0.00%, 01/15/38
(a)(c)
................ 570 590,435
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.74%, 01/15/35
(a)(c)
................ 460 478,225
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.06%,
07/24/34 ..................... USD 6,750 6,751,422
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.99%,
01/22/35 ..................... 2,250 2,253,264
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.48%,
04/18/35 ..................... 5,000 5,017,026
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.83%,
04/18/35 ..................... 7,000 7,003,391
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ 5,000 5,031,324
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 1,007,053
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.97%, 04/15/34
(a)(b)
.......... 1,500 1,502,839
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.20%, 04/15/37 ................ 5,000 5,047,757
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 7.01%,
04/15/37 ..................... 1,000 1,012,524
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a)(b)
..... 10,100 10,114,623
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.92%, 02/20/36 ................ 3,000 3,010,399
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.83%,
10/20/31 ..................... 4,500 4,504,559
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.79%, 10/22/32
(a)(b)
.......... 3,250 3,255,011
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.95%, 01/25/35
(a)(b)
..... 2,000 2,002,023
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.92%, 04/15/34
(a)(b)
.......... 3,000 3,003,065
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.35%, 01/25/35 ................ USD 281 $ 285,250
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.79%, 09/25/36 ................ 336 324,334
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 03/25/37 ................ 1,790 1,663,992
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 03/25/37 ................ 1,458 1,379,277
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.59%, 04/25/37 ................ 3,506 3,282,855
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.15%,
04/25/34
(a)
...................... 1,149 1,132,605
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.98%,
01/20/31
(a)(b)
..................... 660 660,030
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.84%,
01/15/33
(a)(b)
..................... 17,000 17,050,208
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.05%,
07/15/37
(a)(b)
..................... 2,200 2,215,224
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.05%, 10/20/34
(a)
(b)
............................ 2,000 2,004,368
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
01/19/35 ..................... 7,500 7,534,744
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.13%,
01/19/35 ..................... 5,000 5,009,998
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.24%,
10/22/37 ..................... 17,000 17,008,777
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.54%,
10/22/37 ..................... 2,000 2,003,114
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.07%, 10/22/30
(a)(b)
..... 189 188,910
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.11%, 07/20/34 ................ 11,000 11,016,477
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ..................... 5,000 5,035,141
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.22%, 04/20/37
(a)(b)
..... 1,000 1,008,283
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.43%, 01/15/34
(a)(c)
................ EUR 750 777,496

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.09%, 05/15/37
(a)(b)
USD 3,000 $ 3,014,010
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
6.16%, 07/18/34 ................ 9,000 9,000,876
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.41%, 07/18/34 ................ 2,500 2,508,330
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.38%, 01/15/37
(a)(c)
................ EUR 215 228,418
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.82%, 07/15/31 ................ USD 1,500 1,502,134
Series 2016-2A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%), 6.67%,
10/15/31 ..................... 1,250 1,250,584
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.92%, 07/15/30 ................ 5,000 5,005,593
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.85%,
04/15/35 ..................... 2,000 2,002,255
Canyon CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.82%, 07/15/31
(a)(b)
.......... 1,000 1,003,334
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a)(c)
................ EUR 1,090 1,145,487
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.70%, 04/30/31
(a)(b)
.......... USD 1,000 1,000,435
Carlyle US CLO Ltd., Series 2019-3A, Class
A2RR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.67%, 04/20/37
(a)(b)
..... 5,000 5,031,222
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.70%, 04/25/36
(a)
. 2,876 2,596,106
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.83%, 07/20/32
(a)(b)
.......... 7,000 7,007,657
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 07/20/34
(a)(b)
.......... 6,500 6,525,802
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.12%, 10/15/34
(a)(b)
.......... 2,000 2,003,000
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
6.31%, 01/20/34
(a)(b)
................ 4,000 4,000,448
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 6.54%, 07/23/34
(a)(b)
5,000 5,023,006
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.01%, 07/17/31
(a)(b)
1,285 1,286,133
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.38%, 07/15/32
(a)(c)
......... EUR 200 208,685
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 6.45%, 07/16/37
(a)(b)
..... USD 10,000 10,063,946
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.53%, 10/20/34
(a)(b)
..... USD 2,000 $ 2,011,445
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.73%, 07/25/37
(a)(b)
..... 9,500 9,610,632
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.18%, 04/27/31 ................ 1,700 1,720,945
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.24%, 10/22/31 ................ 1,000 1,002,743
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.08%, 01/17/35 ................ 6,000 6,010,187
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.79%, 01/22/31 ................ 1,000 1,000,544
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.24%, 10/21/31 ................ 7,000 7,016,801
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.17%,
01/18/38 ..................... 1,000 1,002,621
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.06%,
10/17/31 ..................... 2,425 2,425,463
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.01%,
10/17/31 ..................... 2,000 2,002,049
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 01/15/35 ................ 16,500 16,527,187
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.67%, 01/15/35 ................ 2,200 2,218,124
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.73%, 01/15/40 ................ 2,500 2,500,620
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.06%,
10/15/34 ..................... 600 600,981
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.47%,
07/21/37 ..................... 5,000 5,039,594
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 4.92%,
08/25/36
(a)
...................... 2,900 2,541,717
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.46%), 6.08%,
10/20/30 ..................... 595 595,475
Series 2015-1A, Class BR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.86%), 6.48%,
10/20/30 ..................... 3,000 3,001,493
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.15%, 04/20/37 ................ 5,300 5,342,116
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.57%, 04/20/37 ................ 3,000 3,022,989

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.07%, 04/20/37 ................ USD 2,500 $ 2,532,287
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
04/22/34 ..................... 3,000 3,007,236
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ..................... 14,000 14,102,047
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 5,000 5,009,830
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.64%,
01/25/35 ..................... 5,000 5,042,524
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.94%,
01/25/35 ..................... 3,000 3,006,262
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.99%, 10/25/33
(a)(b)
.......... 7,300 7,312,690
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 137 143,666
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,038 1,023,330
Contego CLO VII DAC
(a)(c)
Series 7X, Class D, (3-mo. EURIBOR at
3.95% Floor + 3.95%), 7.09%, 05/14/32 EUR 200 207,347
Series 7X, Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 0.00%, 01/23/38 970 1,004,775
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a)(c)
................ 680 709,431
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
4.79%, 07/25/37
(a)(b)
................ USD 1,139 736,760
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 6.72%, 11/15/33
(a)(c)
.......... EUR 166 174,290
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.04%, 12/15/34
(a)(c)
..... 200 207,926
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 9.76%, 04/15/35
(a)(c)
..... 400 420,031
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.02%, 05/15/37
(a)(c)
..... 500 524,707
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.27%, 04/15/37
(a)(b)
..... USD 5,000 5,045,941
Dryden 47 Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.97%, 04/15/28
(a)(b)
..... 5,250 5,261,268
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.94%, 07/18/30
(a)(b)
..... 2,000 2,006,581
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.07%, 01/15/34 ................ 3,500 3,507,703
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
6.17%, 07/15/37 ................ 2,500 2,522,301
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.94%, 10/25/30
(a)(b)
.......... USD 3,000 $ 3,005,321
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 0.00%, 01/17/38
(a)(b)
.......... 1,000 1,000,000
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.14%, 04/20/37
(a)(b)
..... 2,500 2,517,463
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 6.26%, 10/20/37
(a)(b)
..... 2,000 2,009,112
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.78%, 07/20/34
(a)(b)
.......... 1,500 1,505,271
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.89%, 04/20/34
(a)(b)
..... 3,000 3,001,087
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.23%, 04/25/37
(a)(b)
.......... 2,500 2,522,054
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 8.92%, 08/15/36
(a)(c)
..... EUR 238 247,647
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.69%, 10/25/36 ................ USD 2,917 1,869,377
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.77%, 10/25/36 ................ 1,710 1,112,372
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.60%, 12/25/36 ................ 1,959 1,639,460
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.01%, 01/25/36 ................ 3,624 3,513,083
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,819,497
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 6,122,911
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 6.59%,
07/15/36 ..................... 7,000 7,006,119
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.92%,
07/15/36 ..................... 2,000 2,008,476
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 04/17/36
(a)(b)
.......... 4,000 4,021,851
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,720,945
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.29%, 10/19/39
(a)(b)
.......... 3,899 3,905,908
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.10%, 04/15/37
(a)(b)
......... 750 757,424
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 5.77%, 05/16/31
(a)(b)
.......... 1,028 1,030,368
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.86%, 07/20/37
(a)(b)
.......... 4,000 4,032,080

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 6.53%, 10/22/37
(a)(b)
......... USD 10,000 $ 10,029,976
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 6.04%, 10/22/37
(a)(b)
.......... 7,065 7,103,620
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.37%, 07/20/37
(a)(b)
.......... 2,750 2,760,804
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.63%, 07/22/37
(a)(b)
.......... 1,500 1,510,762
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.25%, 04/22/37
(a)(b)
.......... 3,000 3,013,067
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 6.68%,
04/20/34
(a)(b)
..................... 9,500 9,519,031
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.18%,
04/20/30
(a)(b)
..................... 2,000 2,009,992
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%), 6.90%,
04/24/31
(a)(b)
..................... 1,000 1,000,809
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35
(a)(b)
..................... 800 803,490
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.20%,
01/20/34
(a)(b)
..................... 2,500 2,501,478
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.62%,
04/20/37
(a)(b)
..................... 2,000 2,015,269
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 6.68%, 07/20/34
(a)
(b)
............................ 5,915 5,944,553
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.07%,
01/25/35
(a)(b)
..................... 1,000 1,001,745
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.68%,
07/25/37
(a)(b)
..................... 2,000 2,013,701
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.11%, 10/25/37 ................ 11,980 12,020,456
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 6.41%,
10/25/37 ..................... 3,000 3,004,527
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.63%, 12/15/34 ... GBP 100 108,859
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.91%,
03/15/36
(c)
.................... 100 98,474
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,732 2,303,233
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.15%, 12/25/35
(a)
............... USD 1,025 $ 451,705
Series 2006-4, Class 1A1, 4.16%, 03/25/36
(a)
2,424 1,618,797
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.81%,
03/25/36
(a)
.................... 3,294 961,404
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,193 760,500
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
4.59%, 11/25/36 ................ 6,162 2,882,248
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.93%, 08/25/36 ................ 1,280 1,020,950
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 6.98%, 07/28/31
(a)(b)
..... 1,000 1,003,268
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.03%, 04/20/34
(a)(b)
.......... 1,750 1,753,970
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.65%, 01/30/35
(a)(b)
.......... 3,500 3,523,446
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.07%, 10/20/34
(a)(b)
......... 1,000 1,001,312
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.87%, 07/20/36
(a)(b)
.......... 1,600 1,615,919
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(c)
................ EUR 418 438,393
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.49%, 07/20/37
(a)(c)
................ 242 253,914
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a)(c)
................ 680 708,261
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35 ..................... USD 3,125 3,131,198
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.77%,
04/20/35 ..................... 5,000 5,002,623
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.65%,
07/25/36
(a)
...................... 2,975 2,596,313
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.21%, 01/15/39
(a)(c)
................ EUR 1,140 1,192,212
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.87%, 07/20/36
(a)(b)
..... USD 2,650 2,651,475
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.99%, 07/18/30
(a)(b)
................ 8,050 8,066,212
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
6.58%, 10/20/34
(a)(b)
................ 3,657 3,659,006

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.53%, 07/20/30
(a)(b)
................ USD 350 $ 350,126
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.75%, 12/25/37
(a)
........... 5,189 4,895,300
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.97%,
08/25/45 ..................... 1,396 1,354,183
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.75%,
05/25/36 ..................... 20,093 10,510,944
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.75%,
07/25/36 ..................... 5,585 2,110,800
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.76%,
08/25/36 ..................... 5,920 2,974,514
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.05%, 01/25/36 ................ 1,269 1,140,584
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 6.57%, 10/15/34
(a)(b)
750 751,894
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.88%, 10/18/30
(a)(b)
5,450 5,463,333
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class B, (3-mo. CME Term SOFR at
0.26% Floor + 2.06%), 6.68%, 04/20/30
(a)(b)
1,600 1,603,029
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.46%, 10/15/32 ................ 6,000 6,009,215
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.86%, 10/15/32 ................ 4,750 4,760,586
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.97%, 08/15/37
(a)(b)
..... 5,000 5,019,462
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.39%, 12/18/30
(a)(b)
..... 1,500 1,499,781
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.97%,
06/25/36
(a)(b)
..................... 1,706 1,552,900
Meacham Park CLO Ltd., Series 2024-1A,
Class B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.39%, 10/20/37
(a)(b)
..... 4,000 4,018,324
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.24%, 04/15/37
(a)(b)
10,000 10,043,211
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.43%, 10/20/30
(a)(b)
.......... 5,862 5,872,805
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 577 118,463
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/33
(a)(b)
..................... 1,700 1,703,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.66%,
04/16/33
(a)(b)
..................... USD 1,000 $ 1,000,146
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.04%,
07/17/35
(a)(b)
..................... 2,750 2,756,865
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.05%,
10/14/35
(a)(b)
..................... 12,250 12,269,936
Neuberger Berman Loan Advisers Euro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.49%,
07/15/37
(a)(c)
..................... EUR 293 307,633
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,543,595
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.98%, 12/21/29
(a)(b)
..... 1,783 1,786,290
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.00%,
10/20/34 ..................... 4,418 4,425,443
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.83%,
10/20/34 ..................... 2,500 2,504,292
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.57%,
07/15/34 ..................... 3,500 3,508,727
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.10%,
01/15/35 ..................... 1,000 1,001,794
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.57%,
04/20/37 ..................... 3,000 3,006,477
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.43%,
10/22/37 ..................... 4,000 4,001,880
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
281 277,655
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,667 1,276,644
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
271 109,443
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 01/26/38 ................ 3,700 3,699,836
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.04%, 04/26/36 ................ 1,000 1,001,564
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.58%, 07/20/31 ................ 1,000 1,001,511
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.79%, 04/10/33 ................ 2,500 2,503,147
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.62%, 07/20/37 ................ 1,000 1,002,342
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.98%, 10/20/34 ................ 7,500 7,516,075

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.58%, 04/18/37 ................ USD 8,000 $ 8,071,361
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.51%, 10/20/37 ................ 4,500 4,500,659
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 6.52%,
07/15/30 ..................... 6,000 6,015,395
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
6.72%, 07/15/30 ................ 2,250 2,252,636
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 6.28%, 01/20/30
(a)
(b)
............................ 2,000 2,004,523
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.03%,
01/20/35
(a)(b)
..................... 3,000 3,006,872
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.62%, 10/15/33 ................ 8,500 8,530,796
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.07%, 10/15/33 ................ 3,800 3,810,796
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
5.93%, 11/18/31 ................ 8,063 8,077,987
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.45%, 11/18/31 ................ 1,500 1,504,258
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.07%, 04/20/37
(a)(b)
..... 1,000 1,015,896
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.54%, 01/18/36
(a)(b)
..... 2,000 2,014,135
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.97%, 07/20/37
(a)(b)
..... 10,000 10,031,570
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.08%, 04/21/34 ................ 1,500 1,504,748
Series 2019-2A, Class CR2, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
0.00%, 01/21/38 ................ 1,500 1,500,000
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.83%, 01/20/38
(a)(b)
2,000 2,009,232
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 6.24%, 10/20/37
(a)(b)
5,000 5,020,968
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.42%, 04/20/37
(a)(b)
1,750 1,761,619
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.58%, 04/23/37 ................ 2,000 2,017,239
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.03%, 04/23/37 ................ USD 2,000 $ 2,030,284
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 6.91%, 07/21/37
(a)(b)
3,000 3,015,564
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.53%, 04/23/37 ................ 1,000 1,008,003
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.72%, 07/20/37 ................ 3,265 3,302,541
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.76%, 10/17/31 ................ 2,950 2,951,601
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
6.36%, 01/17/31 ................ 6,650 6,648,189
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
5.98%, 07/20/30 ................ 1,482 1,482,408
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.93%, 11/14/34 ................ 7,000 7,018,699
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.48%, 11/14/34 ................ 7,000 7,029,630
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.78%,
11/14/34 ..................... 2,500 2,507,846
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.17%, 11/15/36 ................ 2,000 2,027,485
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 6.58%,
04/20/34 ..................... 7,000 7,027,752
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 6.72%,
07/15/34 ..................... 2,000 2,003,782
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
01/15/35 ..................... 7,000 7,036,530
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
01/15/35 ..................... 5,000 5,011,518
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.57%,
10/15/34 ..................... 7,250 7,285,767
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
10/15/34 ..................... 4,850 4,861,130
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35 ..................... 1,000 1,004,440
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.67%,
04/20/35 ..................... 3,500 3,506,864
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 12,500 12,534,940
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ..................... 1,000 999,966

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.18%, 01/15/38
(a)(c)
EUR 373 $ 390,005
Palmer Square European Loan Funding DAC
(a)
(c)
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.50%,
05/15/34 ..................... 490 510,980
Series 2024-3X, Class D, (3-mo. EURIBOR
at 3.05% Floor + 3.05%), 5.74%,
05/15/34 ..................... 680 707,232
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
6.48%, 10/20/31 ................ USD 4,700 4,709,945
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.17%,
07/15/34 ..................... 6,000 6,011,594
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a)(c)
................ EUR 459 482,316
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.59%, 10/25/34
(a)(b)
.......... USD 1,600 1,611,256
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
5.92%, 05/18/34 ................ 3,600 3,603,521
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.45%, 05/18/34 ................ 1,000 1,001,337
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 07/20/34
(a)(b)
.......... 2,000 2,012,319
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 10/27/34
(a)(b)
.......... 7,000 7,053,172
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.67%,
10/15/34 ..................... 10,000 10,059,772
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.12%,
10/15/34 ..................... 3,500 3,501,552
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.08%,
10/18/34 ..................... 6,000 6,001,535
Series 2020-4A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.54%,
10/18/34 ..................... 3,000 3,012,787
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 205 204,768
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,465 4,874,928
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,306,709
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 493,144
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 2,008,899
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.38%, 10/15/38
(a)(c)
................ EUR 735 768,343
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
5.97%, 02/15/35
(a)(c)
................ EUR 500 $ 520,961
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.45%, 01/20/37
(a)(b)
.......... USD 1,730 1,748,115
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.60%, 07/24/32
(a)(b)
.......... 3,000 3,010,932
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.00%, 04/17/36
(a)(b)
.......... 1,000 1,001,177
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.32%, 01/15/34
(a)(b)
.......... 1,250 1,250,649
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.64%, 04/23/34
(a)(b)
.......... 3,750 3,753,699
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.90%, 10/30/34
(a)(b)
.......... 1,375 1,378,000
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.92%, 01/15/35
(a)(b)
.......... 3,500 3,506,195
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.53%,
01/20/34 ..................... 7,250 7,279,791
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.93%,
01/20/34 ..................... 1,650 1,653,245
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.61%, 04/15/36
(a)(b)
.......... 3,750 3,763,172
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.03%, 04/20/34
(a)(b)
..... 1,000 1,003,013
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.67%, 06/20/34
(a)(b)
..... 750 753,138
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.93%, 01/20/35
(a)(b)
..... 3,000 3,008,183
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 01/20/38
(a)(b)
..... 5,500 5,500,000
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.18%, 04/25/37
(a)(b)
..... 2,500 2,513,313
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.69%, 01/18/34
(a)(b)
.......... 1,000 1,002,517
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a)(c)
................ EUR 400 418,896
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.53%, 04/20/34 ................ USD 3,500 3,511,880
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.68%,
10/20/30 ..................... 2,300 2,302,789
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.50%,
05/20/31 ..................... 1,000 1,000,683

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.04%,
10/20/31 ..................... USD 2,219 $ 2,223,551
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.68%,
10/20/31 ..................... 1,125 1,125,559
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.08%,
10/20/31 ..................... 700 701,623
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.98%,
07/20/34 ..................... 2,000 2,002,538
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.04%, 04/15/36
(a)(b)
................ 1,500 1,502,697
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.16%, 07/15/37
(a)(b)
................ 1,000 1,003,095
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.21%, 04/15/37
(a)(b)
.......... 7,500 7,538,736
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor
+ 2.41%), 7.03%, 10/26/34
(a)(b)
......... 5,000 4,995,022
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.29%, 04/15/37
(a)(b)
......... 5,000 5,043,344
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.97%, 10/15/37
(a)(b)
......... 2,000 2,017,686
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a)(b)
......... 5,000 5,030,782
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.58%,
07/20/34 ..................... 3,000 3,016,247
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 1,000 1,001,862
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.12%,
01/20/34 ..................... 8,500 8,516,922
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.43%,
01/20/34 ..................... 7,000 7,027,079
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a)(c)
................ EUR 1,460 1,526,013
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.17%, 07/15/34
(a)(b)
..... USD 2,250 2,253,281
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.59%, 04/25/34
(a)(b)
..... 3,350 3,352,687
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.53%, 04/25/35
(a)(b)
..... 5,200 5,204,614
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.94%, 07/20/32
(a)(b)
2,000 2,004,146
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.77%, 10/25/36 ................ USD 4,753 $ 3,201,936
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.68%, 01/25/37
(b)
............... 1,297 729,189
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.27%, 04/20/37 ................ 9,000 9,057,635
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.22%, 04/20/37 ................ 1,000 1,017,855
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.04%,
04/20/36 ..................... 10,000 10,012,469
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.87%,
04/20/36 ..................... 2,000 2,014,063
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.83%, 01/23/32
(a)(b)
..... 871 872,975
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.03%, 10/23/34
(a)(b)
..... 2,000 2,003,510
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 6.60%,
11/18/30 ..................... 1,250 1,251,940
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.62%, 01/29/32 ................ 4,000 4,004,531
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
6.93%, 04/20/34 ................ 3,500 3,503,524
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.99%,
07/25/34 ..................... 2,500 2,503,782
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 7.30%, 07/16/38
(a)(c)
EUR 500 519,877
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.04%, 01/15/34 ................ USD 2,000 2,003,274
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
6.42%, 01/15/34 ................ 2,000 2,010,243
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.82%, 01/15/34 ................ 1,650 1,653,570
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.07%, 04/15/33
(a)(b)
.......... 6,500 6,516,271
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.16%, 04/25/37
(a)(b)
.......... 8,545 8,583,425
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.02%, 07/15/34
(a)(b)
.......... 13,450 13,477,759
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.08%, 10/20/32
(a)(b)
......... 3,250 3,257,919

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a)(c)
................ EUR 870 $ 913,284
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... USD 7,000 6,807,751
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 915,796
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.05%,
07/23/37 ..................... 7,000 7,022,371
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.43%,
07/23/37 ..................... 1,000 1,001,836
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.64%,
10/25/34 ..................... 1,500 1,501,897
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 6.80%, 07/23/37
(a)(b)
......... 2,000 2,008,714
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 598 782,045
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a)(c)
................ EUR 1,010 1,048,812
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
6.79%, 04/18/31 ................ USD 1,000 1,000,536
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.01%, 07/14/31 ................ 500 501,707
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.59%,
07/20/37 ..................... 13,500 13,601,535
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.94%,
07/20/37 ..................... 1,000 1,004,675
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.23%, 10/25/36
(a)
.......... 10,906 8,078,982
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 6.59%, 07/18/37
(a)
(b)
............................ 5,000 5,031,675
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.38%, 07/24/36 ................ 10,265 10,280,767
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.63%, 07/24/36 ................ 2,000 2,013,710
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.77%,
04/20/36 ..................... 1,500 1,508,825
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.22%,
04/20/36 ..................... 2,000 2,016,249
Total Asset-Backed Securities — 12.4%
(Cost: $1,312,265,435) ............................ 1,305,066,804
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE ......................... 32,771 $ 5,247,653
BAE Systems plc .................... 1,182,213 16,959,179
Boeing Co. (The)
(e)
................... 27,343 4,839,711
General Electric Co. .................. 150,321 25,072,039
L3Harris Technologies, Inc. ............. 56,481 11,876,825
RTX Corp. ........................ 52,429 6,067,084
70,062,491
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 98,559 5,960,848
Lear Corp. ........................ 39,733 3,762,715
9,723,563
Automobiles — 0.1%
General Motors Co. .................. 98,051 5,223,177
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ....... 2,457,363 24,043,917
Citigroup, Inc. ...................... 422,559 29,743,928
Citizens Financial Group, Inc. ........... 533,625 23,351,430
First Citizens BancShares, Inc. , Class A ..... 8,268 17,470,450
M&T Bank Corp. .................... 89,715 16,867,317
Sberbank of Russia PJSC
(e)(f)
............ 877,548 77
Wells Fargo & Co. ................... 304,901 21,416,246
132,893,365
Beverages — 0.6%
Coca-Cola Co. (The) ................. 393,581 24,504,353
Constellation Brands, Inc. , Class A ........ 19,934 4,405,414
Diageo plc ........................ 879,517 27,949,145
Keurig Dr Pepper, Inc. ................ 57,599 1,850,080
Pernod Ricard SA ................... 40,458 4,571,225
63,280,217
Biotechnology — 0.3%
AbbVie, Inc. ....................... 178,785 31,770,094
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 50,694 4,298,344
Amazon.com, Inc.
(e)
.................. 27,597 6,054,506
NMG Parent LLC
(e)(f)
.................. 3,714 —
PDD Holdings, Inc. , ADR
(e)
............. 39,697 3,850,212
14,203,062
Building Products — 0.3%
Allegion plc ........................ 179,013 23,393,419
Carrier Global Corp. .................. 9,713 663,009
Johnson Controls International plc ........ 73,601 5,809,327
29,865,755
Capital Markets — 0.8%
Charles Schwab Corp. (The) ............ 260,328 19,266,875
Goldman Sachs Group, Inc. (The) ........ 15,744 9,015,329
Intercontinental Exchange, Inc. .......... 157,190 23,422,882
Moody's Corp. ...................... 41,113 19,461,661
MSCI, Inc. ........................ 8,408 5,044,884
State Street Corp. ................... 51,431 5,047,953
81,259,584
Chemicals — 0.4%
Air Liquide SA ...................... 134,913 21,931,424
Air Products & Chemicals, Inc. ........... 19,320 5,603,573
Albemarle Corp. .................... 28,808 2,479,793
Ecolab, Inc. ....................... 1,838 430,680
International Flavors & Fragrances, Inc. ..... 73,091 6,179,844
Linde plc ......................... 606 253,714
Linde plc ......................... 6,867 2,905,293

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Sherwin-Williams Co. (The) ............. 10,794 $ 3,669,204
43,453,525
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 3,528 644,566
Rentokil Initial plc .................... 315,408 1,574,351
Republic Services, Inc. ................ 59,977 12,066,173
Veritas, Inc.
(e)(f)
...................... 1,987 39,732
Waste Management, Inc. ............... 11,905 2,402,310
16,727,132
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 244,940 14,500,448
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 911 413,503
Ferrovial SE ....................... 932 39,120
MasTec, Inc.
(e)
...................... 1,928 262,478
McDermott International Ltd.
(e)
........... 165,884 19,906
Quanta Services, Inc. ................. 1,908 603,024
1,338,031
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 28,750 5,126,700
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp. ............... 7,168 6,567,823
Dollar General Corp. ................. 68,950 5,227,789
Dollar Tree, Inc.
(e)
.................... 76,452 5,729,313
Walmart, Inc. ....................... 270,599 24,448,620
41,973,545
Containers & Packaging — 0.2%
Amcor plc ......................... 464,080 4,366,993
Avery Dennison Corp. ................. 23,932 4,478,395
Ball Corp. ......................... 36,406 2,007,063
Sealed Air Corp. .................... 271,953 9,200,170
20,052,621
Distributors — 0.0%
LKQ Corp. ........................ 83,060 3,052,455
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............. 576,020 941,925
Essential Properties Realty Trust, Inc. ...... 78,172 2,445,220
LondonMetric Property plc .............. 2,564,555 5,784,406
Merlin Properties Socimi SA ............ 392,338 4,135,242
13,306,793
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b)(c)
................ 283,278 8,947,774
Koninklijke KPN NV .................. 4,699,145 17,135,156
TELUS Corp. ...................... 1,201,704 16,293,583
Verizon Communications, Inc. ........... 208,556 8,340,154
50,716,667
Electric Utilities — 1.2%
Alliant Energy Corp. .................. 44,234 2,615,999
American Electric Power Co., Inc. ......... 162,072 14,947,901
CK Infrastructure Holdings Ltd. ........... 180,000 1,336,220
CLP Holdings Ltd. ................... 104,000 872,278
Duke Energy Corp. .................. 131,634 14,182,247
Emera, Inc. ........................ 105,442 3,941,284
Entergy Corp. ...................... 94,603 7,172,799
Evergy, Inc. ........................ 125,750 7,739,913
Exelon Corp. ....................... 432,288 16,271,320
FirstEnergy Corp. ................... 204,739 8,144,517
Kansai Electric Power Co., Inc. (The) ...... 183,100 2,029,458
Kyushu Electric Power Co., Inc. .......... 212,600 1,901,663
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. ................. 178,526 $ 12,798,529
PG&E Corp. ....................... 856,266 17,279,448
Pinnacle West Capital Corp. ............ 22,771 1,930,298
PPL Corp. ........................ 15,035 488,036
Southern Co. (The) .................. 82,314 6,776,088
Xcel Energy, Inc. .................... 134,642 9,091,028
129,519,026
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 96,168 17,335,244
Eaton Corp. plc ..................... 3,627 1,203,693
Emerson Electric Co. ................. 6,742 835,536
GE Vernova, Inc. .................... 2,931 964,094
Generac Holdings, Inc.
(e)
............... 1,447 224,357
Hubbell, Inc. ....................... 55,845 23,392,912
nVent Electric plc .................... 4,139 282,114
Sensata Technologies Holding plc ......... 136,693 3,745,388
Vertiv Holdings Co. , Class A ............ 5,030 571,458
48,554,796
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 73,304 5,090,963
Jabil, Inc. ......................... 37,417 5,384,306
Keysight Technologies, Inc.
(e)
............ 35,488 5,700,437
16,175,706
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 567,664 23,285,577
Schlumberger NV ................... 41,604 1,595,098
24,880,675
Entertainment — 0.1%
Electronic Arts, Inc. .................. 75,202 11,002,053
Walt Disney Co. (The) ................ 33,700 3,752,495
14,754,548
Financial Services — 0.5%
Fidelity National Information Services, Inc. ... 162,023 13,086,598
Global Payments, Inc. ................ 32,270 3,616,176
Jack Henry & Associates, Inc. ........... 28,575 5,009,198
Mastercard, Inc. , Class A ............... 26,251 13,822,989
Travelport Technology Ltd.
(e)(f)
............ 246 824,053
Visa, Inc. , Class A ................... 22,521 7,117,537
Voya Financial, Inc. .................. 79,452 5,468,681
48,945,232
Food Products — 0.1%
Kraft Heinz Co. (The) ................. 376,062 11,548,864
Lamb Weston Holdings, Inc. ............ 37,300 2,492,759
14,041,623
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 79,400 1,736,605
Ground Transportation — 0.6%
Canadian National Railway Co. .......... 93,944 9,539,814
Canadian Pacific Kansas City Ltd. ........ 69,029 4,997,517
CSX Corp. ........................ 327,446 10,566,682
Tokyo Metro Co. Ltd.
(e)
................ 329,900 3,377,730
Union Pacific Corp. .................. 142,089 32,401,976
60,883,719
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 479,323 13,977,058
Edwards Lifesciences Corp.
(e)
........... 46,060 3,409,822
Koninklijke Philips NV
(e)
................ 221,815 5,618,858
Medtronic plc ...................... 90,601 7,237,208

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ...................... 11,457 $ 2,620,101
32,863,047
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 182,916 21,633,475
Cencora, Inc. ...................... 21,401 4,808,377
Centene Corp.
(e)
.................... 40,230 2,437,133
Cigna Group (The) ................... 21,827 6,027,308
CVS Health Corp. ................... 306,312 13,750,346
Elevance Health, Inc. ................. 6,308 2,327,021
Envision Healthcare Corp., (Acquired 11/03/23,
cost $302,230)
(e)(g)
................. 34,234 382,291
HCA Healthcare, Inc. ................. 6,280 1,884,942
Humana, Inc. ...................... 18,352 4,656,086
Labcorp Holdings, Inc. ................ 40,459 9,278,058
McKesson Corp. .................... 9,019 5,140,018
UnitedHealth Group, Inc. ............... 73,576 37,219,155
Universal Health Services, Inc. , Class B .... 23,345 4,188,560
113,732,770
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 30,585 2,983,567
Assura plc ........................ 14,198,379 6,772,707
Healthpeak Properties, Inc. ............. 519,450 10,529,252
Omega Healthcare Investors, Inc. ......... 99,824 3,778,338
Target Healthcare REIT plc ............. 864,622 909,233
Welltower, Inc. ...................... 30,547 3,849,838
28,822,935
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 11,012 4,622,397
New TOPCO
(e)(f)(h)
.................... 12,872 —
4,622,397
Household Durables — 0.2%
Newell Brands, Inc. .................. 45,898 457,144
Sony Group Corp. , ADR ............... 332,499 7,035,679
Taylor Wimpey plc ................... 11,450,759 17,428,121
24,920,944
Household Products — 0.1%
Reckitt Benckiser Group plc ............. 78,806 4,770,188
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 299,665
Boralex, Inc. , Class A ................. 77,120 1,540,308
Innergex Renewable Energy, Inc. ......... 267,413 1,497,565
3,337,538
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 23,082 4,500,869
Industrial REITs — 0.3%
EastGroup Properties, Inc. ............. 23,642 3,794,304
Goodman Group .................... 251,374 5,525,693
Lineage, Inc. ....................... 80,092 4,690,988
Rexford Industrial Realty, Inc. ........... 93,604 3,618,731
Segro plc ......................... 205,676 1,803,999
STAG Industrial, Inc. ................. 108,892 3,682,727
Warehouses De Pauw CVA ............. 241,707 4,751,530
27,867,972
Insurance — 0.7%
American International Group, Inc. ........ 108,787 7,919,693
Assurant, Inc. ...................... 74,994 15,990,221
Brown & Brown, Inc. .................. 47,935 4,890,329
Fidelity National Financial, Inc. , Class A ..... 177,299 9,953,566
Globe Life, Inc. ..................... 47,839 5,335,005
Hartford Financial Services Group, Inc. (The) . 44,334 4,850,140
Security
Shares
Shares Value
Insurance (continued)
Willis Towers Watson plc ............... 26,147 $ 8,190,286
Zurich Insurance Group AG ............. 33,280 19,793,800
76,923,040
Interactive Media & Services — 0.7%
Alphabet, Inc. , Class A ................ 200,341 37,924,551
Meta Platforms, Inc. , Class A ............ 66,193 38,756,664
76,681,215
IT Services — 0.6%
Accenture plc , Class A ................ 105,693 37,181,740
Atos SE .......................... 226,347,643 619,650
Cognizant Technology Solutions Corp. , Class A 215,883 16,601,403
NEXTDC Ltd.
(e)
..................... 137,768 1,281,646
SUNeVision Holdings Ltd. .............. 4,782,000 2,621,002
58,305,441
Leisure Products — 0.0%
Hasbro, Inc. ....................... 80,992 4,528,263
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e)
................ 110,621 2,063,082
Machinery — 0.4%
Caterpillar, Inc. ..................... 4,067 1,475,345
CNH Industrial NV ................... 260,698 2,953,708
Cummins, Inc. ...................... 1,861 648,745
Komatsu Ltd. ...................... 241,600 6,581,755
Otis Worldwide Corp. ................. 356,364 33,002,870
44,662,423
Media — 0.3%
Comcast Corp. , Class A ............... 352,998 13,248,015
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(f)(g)
......... 9,992 739,408
Omnicom Group, Inc. ................. 52,047 4,478,124
WPP plc .......................... 1,160,605 11,963,336
30,428,883
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
..................... 607,124 54
Freeport-McMoRan, Inc. ............... 10,007 381,067
Novolipetsk Steel PJSC
(e)(f)
............. 14 —
Southern Copper Corp. ................ 5,094 464,216
Teck Resources Ltd. , Class B ........... 101,241 4,104,706
United States Steel Corp. .............. 181,578 6,171,836
11,121,879
Multi-Utilities — 0.7%
CenterPoint Energy, Inc. ............... 102,389 3,248,803
CMS Energy Corp. ................... 277,980 18,527,367
Consolidated Edison, Inc. .............. 94,852 8,463,644
Dominion Energy, Inc. ................. 54,473 2,933,916
DTE Energy Co. .................... 42,018 5,073,673
E.ON SE ......................... 330,066 3,844,627
National Grid plc .................... 1,030,981 12,248,316
NiSource, Inc. ...................... 77,851 2,861,803
Public Service Enterprise Group, Inc. ...... 58,040 4,903,800
Sempra .......................... 103,296 9,061,125
71,167,074
Office REITs — 0.1%
BXP, Inc. ......................... 100,038 7,438,826
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(e)
.............. 6,860 240,443
BP plc ........................... 2,297,324 11,355,602
Cheniere Energy, Inc. ................. 52,480 11,276,378
Coterra Energy, Inc. .................. 13,386 341,878

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc. ................... 27,346 $ 2,719,013
Enbridge, Inc. ...................... 177,802 7,546,489
Energy Transfer LP .................. 236,163 4,626,433
Enterprise Products Partners LP .......... 127,183 3,988,459
EQT Corp. ........................ 9,999 461,054
Expand Energy Corp. ................. 5,599 557,380
Gibson Energy, Inc. .................. 59,911 1,020,294
Hess Corp. ........................ 93,469 12,432,312
Kinder Morgan, Inc. .................. 227,681 6,238,459
Koninklijke Vopak NV ................. 138,487 6,095,526
Kosmos Energy Ltd.
(e)
................. 1,515,819 5,184,101
LUKOIL PJSC
(e)(f)
.................... 417,114 37
MPLX LP ......................... 91,974 4,401,876
Novatek PJSC
(e)(f)
.................... 690 —
ONEOK, Inc. ....................... 5,044 506,418
Pembina Pipeline Corp. ............... 29,267 1,081,339
Plains All American Pipeline LP .......... 220,018 3,757,907
Plains GP Holdings LP , Class A .......... 151,169 2,778,486
Range Resources Corp. ............... 5,588 201,056
Shell plc .......................... 1,063,779 33,317,108
South Bow Corp. .................... 29,759 702,132
Sunoco LP ........................ 16,653 856,630
Targa Resources Corp. ................ 36,868 6,580,938
TC Energy Corp. .................... 285,426 13,298,676
Western Midstream Partners LP .......... 65,487 2,516,665
Williams Cos., Inc. (The) ............... 346,681 18,762,376
162,845,465
Pharmaceuticals — 1.1%
AstraZeneca plc .................... 289,372 37,728,232
Bayer AG (Registered) ................ 188,151 3,758,308
Eli Lilly & Co. ...................... 4,289 3,311,108
GSK plc , ADR ...................... 40,353 1,364,739
Novo Nordisk A/S , Class B ............. 331,003 28,559,544
Sanofi SA ......................... 348,445 33,872,616
Zoetis, Inc. , Class A .................. 69,488 11,321,680
119,916,227
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 695,357 8,664,148
Leidos Holdings, Inc. ................. 79,046 11,387,367
Paychex, Inc. ...................... 30,832 4,323,263
RELX plc ......................... 652,779 29,561,631
SS&C Technologies Holdings, Inc. ........ 212,367 16,093,171
70,029,580
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)(f)
................. 664,216 7
CK Asset Holdings Ltd. ................ 1,408,500 5,748,610
VGP NV .......................... 25,138 1,857,853
Vonovia SE ........................ 187,753 5,715,743
Wharf Real Estate Investment Co. Ltd. ..... 1,049,000 2,668,156
15,990,369
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 23,452 5,158,736
Mid-America Apartment Communities, Inc. ... 30,722 4,748,700
UNITE Group plc (The) ................ 368,830 3,731,939
13,639,375
Retail REITs — 0.2%
Federal Realty Investment Trust .......... 44,062 4,932,741
Link REIT ......................... 1,388,200 5,838,090
Regency Centers Corp. ............... 68,220 5,043,505
Region RE Ltd.
(h)
.................... 1,463,563 1,869,629
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. ............. 33,808 $ 5,822,076
23,506,041
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc. ................ 143,228 23,293,170
Broadcom, Inc. ..................... 160,255 37,153,519
Intel Corp. ........................ 82,127 1,646,646
Lam Research Corp. ................. 69,838 5,044,399
Monolithic Power Systems, Inc. .......... 3,385 2,002,904
NVIDIA Corp. ...................... 10,811 1,451,809
QUALCOMM, Inc. ................... 7,036 1,080,870
Taiwan Semiconductor Manufacturing Co. Ltd. 1,481,000 48,132,578
Texas Instruments, Inc. ................ 193,460 36,275,685
156,081,580
Software — 1.3%
Microsoft Corp. ..................... 212,483 89,561,585
Oracle Corp. ....................... 145,971 24,324,607
Salesforce, Inc. ..................... 70,839 23,683,603
137,569,795
Specialized REITs — 0.8%
American Tower Corp. ................ 64,483 11,826,827
Crown Castle, Inc. ................... 132,665 12,040,675
DigiCo Infrastructure REIT
(e)(h)
........... 396,260 1,091,430
Digital Realty Trust, Inc. ............... 5,960 1,056,887
EPR Properties ..................... 152,942 6,772,272
Equinix, Inc. ....................... 19,778 18,648,478
Extra Space Storage, Inc. .............. 29,301 4,383,430
Iron Mountain, Inc. ................... 5,909 621,095
Keppel DC REIT .................... 2,373,000 3,783,115
SBA Communications Corp. ............ 49,399 10,067,516
VICI Properties, Inc. .................. 310,128 9,058,839
79,350,564
Specialty Retail — 0.3%
Home Depot, Inc. (The) ............... 74,461 28,964,584
Lowe's Cos., Inc. .................... 17,951 4,430,307
Tractor Supply Co. ................... 47,885 2,540,778
35,935,669
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 121,523 30,431,790
HP, Inc. .......................... 228,524 7,456,738
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 23,574 21,289,070
59,177,598
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.
(e)
................. 143,570 3,023,584
LVMH Moet Hennessy Louis Vuitton SE ..... 37,061 24,378,476
NIKE, Inc. , Class B .................. 51,596 3,904,269
Swatch Group AG (The) ............... 42,173 7,665,402
38,971,731
Tobacco — 0.3%
British American Tobacco plc ............ 308,959 11,148,704
Philip Morris International, Inc. ........... 207,836 25,013,062
36,161,766
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 64,370 4,628,847
Transportation Infrastructure — 0.5%
Aena SME SA
(b)(c)
.................... 61,601 12,572,629
Atlas Arteria Ltd.
(h)
................... 659,996 1,936,270
Auckland International Airport Ltd. ........ 1,478,176 7,195,243
Flughafen Zurich AG (Registered) ......... 26,697 6,408,868
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 39,447 2,399,497

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Getlink SE ........................ 127,516 $ 2,033,333
Japan Airport Terminal Co. Ltd. .......... 100,100 3,156,041
Transurban Group
(h)
.................. 2,071,954 17,124,720
52,826,601
Water Utilities — 0.0%
United Utilities Group plc ............... 140,636 1,850,033
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e)(f)
............ 26,804 2
Total Common Stocks — 25.2%
(Cost: $2,435,116,695) ............................ 2,645,261,184
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,186,506
Boeing Co. (The)
2.20%, 02/04/26 .................. 4,363 4,231,197
3.10%, 05/01/26 .................. 937 913,466
6.26%, 05/01/27 .................. 128 131,045
5.15%, 05/01/30 .................. 8,415 8,297,043
3.63%, 02/01/31 .................. 555 503,837
3.60%, 05/01/34 .................. 3,509 2,936,236
3.90%, 05/01/49 .................. 46 32,017
6.86%, 05/01/54 .................. 326 346,488
Bombardier, Inc.
(b)
6.00%, 02/15/28 .................. 202 201,182
8.75%, 11/15/30 .................. 529 568,640
7.25%, 07/01/31 .................. 555 572,358
7.00%, 06/01/32 .................. 280 284,833
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 211 197,553
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 700 700,130
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 369 365,395
L3Harris Technologies, Inc.
5.35%, 06/01/34 .................. 95 94,601
4.85%, 04/27/35 .................. 594 564,884
Lockheed Martin Corp.
4.75%, 02/15/34 .................. 263 255,201
4.80%, 08/15/34 .................. 199 193,129
RTX Corp.
5.15%, 02/27/33 .................. 808 801,209
6.10%, 03/15/34 .................. 500 526,498
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 .................. 446 477,439
9.75%, 11/15/30 .................. 432 478,055
TransDigm, Inc.
(b)
6.75%, 08/15/28 .................. 587 592,121
6.38%, 03/01/29 .................. 2,719 2,725,041
6.88%, 12/15/30 .................. 115 116,710
7.13%, 12/01/31 .................. 519 531,437
6.63%, 03/01/32 .................. 2,950 2,976,626
6.00%, 01/15/33 .................. 1,287 1,261,331
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 798 830,903
33,893,111
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 414 383,661
2.40%, 05/15/31 .................. 238 203,049
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 207 208,135
794,845
Security
Par (000)
Par (000) Value
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
........... USD 1,541 $ 1,502,442
Clarios Global LP
(b)
8.50%, 05/15/27 .................. 2,381 2,384,621
6.75%, 05/15/28 .................. 546 555,986
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(c)
................. EUR 729 824,947
Forvia SE
(c)
7.25%, 06/15/26 .................. 132 141,325
2.75%, 02/15/27 .................. 1,342 1,336,555
3.75%, 06/15/28 .................. 748 752,783
5.50%, 06/15/31 .................. 1,378 1,422,214
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 134,933
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... EUR 827 809,533
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 352 323,231
5.63%, 04/30/33 .................. 66 57,953
Icahn Enterprises LP
5.25%, 05/15/27 .................. 565 534,928
9.75%, 01/15/29 .................. 235 235,605
4.38%, 02/01/29 .................. 340 283,996
10.00%, 11/15/29
(b)
................ 388 388,916
IHO Verwaltungs GmbH
(c)(i)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... EUR 1,164 1,272,045
6.75%, (6.75% Cash or 7.50% PIK),
11/15/29 ..................... 550 581,240
7.00%, (7.00 % Cash or 7.75% PIK),
11/15/31 ..................... 550 582,461
Mahle GmbH
(c)
2.38%, 05/14/28 .................. 1,400 1,269,279
6.50%, 05/02/31 .................. 1,834 1,864,366
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 666 620,718
ZF Europe Finance BV
(c)
2.00%, 02/23/26 .................. EUR 1,700 1,712,563
2.50%, 10/23/27 .................. 2,300 2,239,508
4.75%, 01/31/29 .................. 500 503,032
6.13%, 03/13/29 .................. 800 846,720
ZF Finance GmbH
(c)
5.75%, 08/03/26 .................. 1,200 1,264,773
2.00%, 05/06/27 .................. 2,300 2,239,210
2.75%, 05/25/27 .................. 300 296,072
2.25%, 05/03/28 .................. 2,200 2,088,584
29,070,539
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................ USD 240 234,290
10.38%, 03/31/29
(c)
................ GBP 2,174 2,675,363
Ford Motor Co.
9.63%, 04/22/30 .................. USD 109 125,776
3.25%, 02/12/32 .................. 1,995 1,659,248
6.10%, 08/19/32 .................. 638 634,912
Hyundai Capital America
(b)
5.30%, 06/24/29 .................. 643 644,768
5.80%, 04/01/30 .................. 391 399,100
5.70%, 06/26/30 .................. 510 518,261
6.20%, 09/21/30 .................. 948 986,105
Nissan Motor Acceptance Co. LLC
(b)
2.75%, 03/09/28 .................. 25 22,726
2.45%, 09/15/28 .................. 101 89,621
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63%,
02/18/30 ..................... EUR 5,800 5,983,628

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................ EUR 3,200 $ 3,389,003
17,362,801
Banks — 3.8%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a)(c)
1,100 1,140,348
ABN AMRO Bank NV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.67%), 4.38% 2,500 2,580,101
(5-Year EUR Swap Annual + 3.90%), 6.38% 900 958,618
AIB Group plc, (5-Year EURIBOR ICE Swap
Rate + 4.39%), 7.13%
(a)(c)(j)
........... 1,087 1,192,174
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00%,
05/12/30
(a)(c)
................... 2,671 2,931,715
Alpha Services & Holdings SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a)(c)(j)
.................... 1,587 1,730,198
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ USD 2,260 2,304,985
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28 ..... EUR 1,034 1,181,068
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 800 863,493
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
Series 9, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,195,263
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
...................... EUR 1,400 1,593,396
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 1,000 1,088,423
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3,479,213
Banco BPM SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25%
(j)
...................... 2,200 2,431,395
(5-Year EUR Swap Annual + 3.17%), 2.88%,
06/29/31 ..................... 2,220 2,276,591
(5-Year EUR Swap Annual + 3.40%), 3.38%,
01/19/32 ..................... 1,748 1,799,756
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 597,394
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(j)
......... 337 352,482
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
............... EUR 1,900 2,251,632
Banco de Sabadell SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.20%), 5.75% 3,800 3,950,991
(5-Year EUR Swap Annual + 5.17%), 5.00% 2,000 2,035,445
Banco Espirito Santo SA
(c)(e)(k)
2.63%, 05/08/17 .................. 800 232,031
4.75%, 01/15/22 .................. 1,500 435,057
4.00%, 01/21/25 .................. 5,400 1,566,205
Banco Mercantil del Norte SA
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%), 5.88% USD 764 728,145
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%), 8.38% 708 703,016
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 580,461
Banco Santander SA
(a)(j)
(5-Year EUR Swap Annual + 4.53%),
4.38%
(c)
...................... EUR 6,600 6,775,764
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.31%), 9.63% USD 1,200 $ 1,318,462
(5-Year EURIBOR ICE Swap Rate + 3.76%),
3.63%
(c)
...................... EUR 400 372,432
(5-Year EUR Swap Annual + 4.43%),
7.00%
(c)
...................... 1,200 1,314,711
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.30%), 9.63% USD 2,800 3,227,372
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% 3,800 3,933,768
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
........... 571 597,232
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 606 608,206
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
......... 1,018 976,628
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 ..................... 3,525 3,468,391
(1-day SOFR + 1.05%), 2.55%, 02/04/28 . 703 670,279
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ..................... 13,129 12,786,933
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ..................... 6,526 6,318,814
(1-day SOFR + 2.04%), 4.95%, 07/22/28 . 2,867 2,873,030
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ..................... 1,491 1,429,521
(1-day SOFR + 1.06%), 2.09%, 06/14/29 . 2,089 1,895,910
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 ..................... 2,314 2,217,576
(1-day SOFR + 1.65%), 5.47%, 01/23/35 . 812 812,888
(1-day SOFR + 1.74%), 5.52%, 10/25/35 . 2,752 2,690,687
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%), 2.50%,
06/24/27 ..................... EUR 525 536,937
(3-mo. EURIBOR + 1.97%), 5.00%,
05/02/29 ..................... 1,611 1,736,489
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 6.43%), 6.00%
(a)(c)(j)
......... 2,700 2,826,539
Bankinter SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.71%), 6.25% 2,000 2,095,116
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ....................... 3,000 3,294,081
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(l)
..................... USD 347 348,055
Barclays plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13% .... GBP 2,652 3,324,189
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 5,325 5,312,468
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(c)
... GBP 4,426 5,535,568
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
... 2,300 2,994,545
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 1,156 1,039,632
(BPSWS5 + 5.64%), 9.25% .......... GBP 1,834 2,434,777
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 2,650 2,741,622
(USISSO05 + 5.78%), 9.63% ......... 4,465 4,913,156
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
.......... 558 517,719
BNP Paribas SA
(a)
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(b)
896 862,524

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.90%), 7.75%
(b)
(j)
........................... USD 7,365 $ 7,529,055
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.90%), 7.75%
(c)
(j)
........................... 1,400 1,431,185
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(j)
..................... EUR 5,200 5,696,139
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.94%), 4.50%
(b)
(j)
........................... USD 2,300 1,940,665
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.54%), 7.38%
(b)
(j)
........................... 400 397,113
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(c)(j)
........... EUR 2,825 2,993,288
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 4.50%), 5.25% 3,200 3,327,150
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,277,203
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 4,800 5,445,472
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
USD 137 131,777
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a)(j)
..................... 24 25,004
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a)(j)
..................... 952 969,686
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a)(j)
..................... 1,556 1,543,345
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(a)
1,640 1,593,585
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
425 383,305
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
1,508 1,334,205
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
281 270,088
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
405 352,982
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
665 562,858
5.88%, 02/22/33 .................. 1,705 1,739,243
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
375 336,682
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
269 259,987
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
1,905 1,940,689
Series DD, (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00%
(a)(j)
............... 235 247,825
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 10,000 10,449,137
(5-Year EUR Swap Annual + 4.39%), 4.25% 1,800 1,759,650
(5-Year EUR Swap Annual + 6.74%), 6.50% 3,800 4,073,211
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 2,600 2,953,234
Cooperatieve Rabobank UA
(a)(c)(j)
(5-Year EUR Swap Annual + 4.10%), 4.63% 2,200 2,276,135
(5-Year EUR Swap Annual + 4.68%), 4.38% 1,600 1,634,571
(5-Year EUR Swap Annual + 3.72%), 4.88% 1,200 1,220,957
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(b)(j)
............... USD 13,530 12,125,981
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a)(c)(j)
............... 2,792 2,826,202
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00%,
09/24/30 ..................... EUR 1,125 1,190,138
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88%, 04/30/31 ................ 925 1,017,988
Security
Par (000)
Par (000) Value
Banks (continued)
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... USD 1,130 $ 1,115,574
HSBC Holdings plc
(a)
(5-Year GBP Swap + 4.28%), 5.88%
(j)
... GBP 1,147 1,419,596
(5-Year USD Swap Rate + 3.75%), 6.00%
(j)
USD 2,600 2,542,092
(5-Year USD Swap Rate + 3.61%), 6.50%
(j)
800 795,241
(1-day SOFR + 3.35%), 7.39%, 11/03/28 . 200 211,971
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)(j)
..................... EUR 6,992 7,152,130
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60%
(j)
USD 8,270 7,307,061
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.70%
(j)
2,257 1,988,751
ING Groep NV
(a)(j)
(5-Year USD Swap Semi + 4.45%), 6.50% 1,710 1,709,975
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 249 245,716
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 10,132,349
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.71%), 7.50%
(c)
932 952,101
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,341,250
(USISSO05 + 4.08%), 7.25%
(c)
........ 3,125 3,133,581
Intesa Sanpaolo SpA
5.71%, 01/15/26
(b)
................. 1,289 1,289,182
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(j)
.................... EUR 6,127 6,711,205
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(j)
.................... 4,832 5,055,280
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(j)
.................... 775 927,112
5.15%, 06/10/30
(c)
................. GBP 1,241 1,486,641
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a)(c)(j)
.................... EUR 930 982,607
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
................... USD 489 425,197
8.51%, 09/20/32
(c)
................. GBP 1,432 2,005,938
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
................... USD 362 278,113
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 710,333
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47%, 09/22/27 . 1,772 1,676,241
(1-day SOFR + 1.89%), 2.18%, 06/01/28 . 1,181 1,109,259
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ..................... 784 760,123
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ..................... 312 303,607
(1-day SOFR + 1.45%), 5.30%, 07/24/29 . 4,932 4,981,593
(1-day SOFR + 1.16%), 5.58%, 04/22/30 . 5,449 5,556,601
(1-day SOFR + 1.13%), 5.00%, 07/22/30 . 3,986 3,968,762
(1-day SOFR + 1.04%), 4.60%, 10/22/30 . 1,313 1,288,018
(1-day SOFR + 1.46%), 5.29%, 07/22/35 . 2,827 2,796,654
(1-day SOFR + 1.34%), 4.95%, 10/22/35 . 240 231,245
KBC Group NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ....................... EUR 4,800 5,469,288
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ....................... 1,600 1,708,801
KeyBank NA
3.40%, 05/20/26 .................. USD 590 576,578
3.90%, 04/13/29 .................. 344 322,998
4.90%, 08/08/32 .................. 690 653,885
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 . 1,014 958,877

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR Index + 2.42%), 6.40%, 03/06/35 . USD 4,203 $ 4,374,524
Lloyds Banking Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)(j)
..................... EUR 7,249 7,508,877
(5-Year USD Swap Rate + 4.50%), 7.50%
(j)
USD 2,450 2,469,274
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75%
(j)
4,515 4,527,032
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(j)
... GBP 3,121 4,042,759
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%), 6.75%
(j)
USD 3,489 3,336,887
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59%,
11/26/35 ..................... 3,697 3,664,582
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 . 645 691,401
(1-day SOFR + 1.61%), 5.39%, 01/16/36 . 3,065 2,969,317
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
..................... 467 474,815
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
........... 472 473,533
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)
(c)
.......................... EUR 2,632 2,950,464
NatWest Group plc
(a)(j)
(5-Year USD Swap Semi + 5.72%), 8.00% USD 1,200 1,210,759
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,989,199
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% .... GBP 1,500 1,791,338
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 8.13% USD 3,249 3,460,273
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a)(b)(j)
............... 206 196,815
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 . 982 995,849
(SOFR Index + 2.14%), 6.04%, 10/28/33 . 180 186,280
(1-day SOFR + 1.93%), 5.07%, 01/24/34 . 250 243,552
(1-day SOFR + 1.95%), 5.94%, 08/18/34 . 200 205,992
(1-day SOFR + 2.28%), 6.88%, 10/20/34 . 178 194,298
(1-day SOFR + 1.90%), 5.68%, 01/22/35 . 190 192,194
(1-day SOFR + 1.60%), 5.40%, 07/23/35 . 1,952 1,936,825
Societe Generale SA
(a)(j)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,913,777
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.79%), 8.13%
(b)
5,930 5,813,136
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.51%), 5.38%
(b)
860 730,615
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(j)
............... 5,675 5,072,032
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ...................... 130 119,378
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 436 443,597
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c)(j)
..................... EUR 2,300 2,478,277
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
.................... USD 1,779 1,858,603
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 . 282 279,693
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.09%), 5.85%, 10/21/33 . USD 451 $ 460,931
(1-day SOFR + 1.60%), 4.84%, 02/01/34 . 1,319 1,262,591
(1-day SOFR + 2.26%), 5.84%, 06/12/34 . 2,313 2,357,866
(1-day SOFR + 1.86%), 5.68%, 01/23/35 . 725 731,120
Virgin Money UK plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a)(c)(j)
.................... GBP 2,094 2,697,501
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ..................... USD 1,019 987,456
(1-day SOFR + 1.74%), 5.57%, 07/25/29 . 1,907 1,936,168
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.85%
(j)
455 469,628
(1-day SOFR + 1.50%), 5.20%, 01/23/30 . 2,271 2,277,463
(1-day SOFR + 1.99%), 5.56%, 07/25/34 . 1,999 1,996,332
(1-day SOFR + 2.06%), 6.49%, 10/23/34 . 117 124,368
(1-day SOFR + 1.78%), 5.50%, 01/23/35 . 936 932,022
403,548,271
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 157 148,917
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 156 147,969
Anheuser-Busch InBev Worldwide, Inc.
6.63%, 08/15/33 .................. 140 152,509
5.00%, 06/15/34 .................. 149 147,253
5.88%, 06/15/35 .................. 142 148,799
745,447
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 .......... 1,206 1,119,351
Amgen, Inc.
4.20%, 03/01/33 .................. 540 500,790
5.25%, 03/02/33 .................. 1,627 1,614,990
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 .................. EUR 1,471 1,496,308
6.25%, 04/01/28 .................. GBP 1,336 1,593,528
Gilead Sciences, Inc.
5.25%, 10/15/33 .................. USD 2,074 2,081,573
5.10%, 06/15/35 .................. 1,515 1,490,536
Grifols SA
(c)
2.25%, 11/15/27 .................. EUR 290 286,568
7.13%, 05/01/30 .................. 2,064 2,197,185
12,380,829
Broadline Retail — 0.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 . USD 216 181,952
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 646 576,858
B&M European Value Retail SA, 6.50%,
11/27/31
(c)
..................... GBP 1,478 1,836,056
Match Group Holdings II LLC
(b)
5.63%, 02/15/29 .................. USD 250 242,763
3.63%, 10/01/31 .................. 162 138,244
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 ................. 353 384,780
9.75%, 04/15/29 .................. 598 647,260
4,007,913
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... 107 107,010
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 306 302,002
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 363 347,846
Carrier Global Corp., 5.90%, 03/15/34 ..... 228 236,079
EMRLD Borrower LP
6.38%, 12/15/30
(c)
................. EUR 2,507 2,743,989
6.63%, 12/15/30
(b)
................. USD 2,719 2,722,626

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.75%, 07/15/31
(b)
................. USD 649 $ 653,431
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,459 1,597,827
JELD-WEN, Inc., 7.00%, 09/01/32
(b)
...... USD 492 456,615
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 214 206,731
9.75%, 07/15/28 .................. 399 408,033
PCF GmbH, 4.75%, 04/15/29
(c)
......... EUR 4,065 3,480,248
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 .................. USD 613 597,899
8.88%, 11/15/31 .................. 971 1,018,050
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
..................... 674 675,080
Standard Industries, Inc.
(b)
4.75%, 01/15/28 .................. 194 185,658
4.38%, 07/15/30 .................. 142 130,102
3.38%, 01/15/31 .................. 396 339,534
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 479 508,260
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 320,518
17,037,538
Capital Markets — 1.4%
Abu Dhabi Developmental Holding Co. PJSC
(b)
5.38%, 05/08/29 .................. 1,116 1,126,669
5.25%, 10/02/54 .................. 818 752,816
Apollo Debt Solutions BDC
(b)
6.90%, 04/13/29 .................. 476 492,416
6.70%, 07/29/31 .................. 1,090 1,119,429
Ares Strategic Income Fund
(b)
5.70%, 03/15/28 .................. 4,478 4,477,374
5.60%, 02/15/30 .................. 345 340,959
Blackstone Private Credit Fund
3.25%, 03/15/27 .................. 2,130 2,039,360
4.95%, 09/26/27
(b)
................. 356 351,696
5.95%, 07/16/29
(b)
................. 148 148,975
6.25%, 01/25/31
(b)
................. 162 164,724
6.00%, 11/22/34
(b)
................. 2,857 2,787,539
Blackstone Reg Finance Co. LLC, 5.00%,
12/06/34 ...................... 2,546 2,461,285
Blue Owl Capital Corp., 5.95%, 03/15/29 ... 2,350 2,359,344
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 293 307,097
Blue Owl Credit Income Corp.
7.75%, 09/16/27 .................. 166 174,312
6.60%, 09/15/29
(b)
................. 243 247,853
5.80%, 03/15/30
(b)
................. 390 384,114
6.65%, 03/15/31 .................. 322 327,735
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 108 108,662
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 2,206 2,157,049
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 363 348,425
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 80 88,616
Deutsche Bank AG
(USISOA05 at 0.00% Floor + 4.36%),
4.79%
(a)(c)(j)
.................... 3,600 3,528,000
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a)(j)
............... 9,600 9,403,824
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(a)(c)(j)
.................... EUR 3,200 3,148,984
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(j)
.................... 1,200 1,156,187
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a)(c)(j)
................... 5,000 5,697,175
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
USD 236 238,515
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(j)
.................... EUR 2,400 $ 2,501,913
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
USD 637 661,417
5.41%, 05/10/29 .................. 2,576 2,614,266
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(j)
.................... EUR 2,400 2,609,410
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a)(c)(j)
.................... 3,400 3,592,046
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(a)
USD 1,110 1,142,538
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 495 493,033
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
.................... 313 301,040
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(a)
5,299 5,552,166
2.60%, 02/07/30 .................. 2,180 1,931,030
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
1,513 1,544,180
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
402 342,554
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
431 359,196
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
575 486,007
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a)(j)
..................... 912 900,248
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
1,330 1,272,839
HAT Holdings I LLC
(b)
3.38%, 06/15/26 .................. 204 197,671
8.00%, 06/15/27 .................. 381 396,971
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 393 403,575
Intercontinental Exchange, Inc.
1.85%, 09/15/32 .................. 449 355,226
4.60%, 03/15/33 .................. 226 216,752
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(l)
..................... 387 406,544
Julius Baer Group Ltd.
(a)(c)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 756,547
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 803 848,423
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 624,142
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 . 3,668 3,729,981
3.59%, 07/22/28 .................. 1,430 1,378,955
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 ..................... 250 241,091
(1-day SOFR + 1.59%), 5.16%, 04/20/29 . 5,644 5,659,887
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ..................... 1,042 1,014,135
(1-day SOFR + 1.26%), 5.66%, 04/18/30 . 1,993 2,028,801
(1-day SOFR + 1.22%), 5.04%, 07/19/30 . 4,419 4,403,741
(1-day SOFR + 1.10%), 4.65%, 10/18/30 . 4,313 4,220,568
(1-day SOFR + 1.14%), 2.70%, 01/22/31 . 227 201,692
(1-day SOFR + 1.36%), 2.48%, 09/16/36 . 570 463,600
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39 ..................... 127 127,416
Nasdaq, Inc., 5.55%, 02/15/34 .......... 335 337,938
Oaktree Strategic Credit Fund
8.40%, 11/14/28 .................. 155 166,056
6.50%, 07/23/29 .................. 133 134,398
S&P Global, Inc.
2.50%, 12/01/29 .................. 297 266,902
1.25%, 08/15/30 .................. 160 132,369
5.25%, 09/15/33 .................. 301 304,022
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26 . 40 39,799

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(j)
...................... USD 223 $ 227,406
UBS AG, 7.50%, 02/15/28 ............ 674 721,796
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(j)
........................... 1,257 1,257,591
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
(j)
........................... 3,638 3,643,384
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.10%), 3.88%
(b)
(j)
........................... 2,800 2,683,977
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.86%), 5.13%
(c)
(j)
........................... 2,050 2,008,487
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(b)
.................... 804 809,796
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(b)
2,930 3,027,705
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25%
(b)
(j)
........................... 1,659 1,793,498
(USISSO05 + 3.63%), 6.85%
(b)(j)
....... 4,800 4,747,566
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(b)
(j)
........................... 9,630 8,258,882
(USISSO05 + 4.16%), 7.75%
(b)(j)
....... 1,744 1,816,732
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(c)
(j)
........................... 2,100 2,406,455
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(b)
(j)
........................... 6,721 7,701,802
142,405,296
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 164 161,768
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 282 291,824
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 136,167
Celanese US Holdings LLC, 6.95%, 11/15/33
(d)
614 637,195
Chemours Co. (The)
5.38%, 05/15/27 .................. 349 335,917
5.75%, 11/15/28
(b)
................. 330 306,549
4.63%, 11/15/29
(b)
................. 85 73,850
8.00%, 01/15/33
(b)
................. 323 315,589
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 3,705 3,688,115
Eastman Chemical Co.
5.75%, 03/08/33 .................. 15 15,279
5.63%, 02/20/34 .................. 235 234,937
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 923 875,490
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 2,435 2,542,112
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 1,177 1,086,016
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 2,306 1,983,791
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 506 512,346
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 2,311 2,508,706
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 .................. 2,467 2,734,323
6.75%, 04/15/30 .................. 1,376 1,477,824
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 282,726
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 186,508
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 535 444,125
Kronos International, Inc.
9.50%, 03/15/29
(c)
................. EUR 1,996 2,271,986
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 392 $ 403,205
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 1,973 1,549,149
LYB International Finance III LLC, 5.63%,
05/15/33 ...................... USD 268 270,557
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 160 154,112
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... 232 229,529
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
498 479,325
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 815 872,035
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,127 1,155,729
Nutrien Ltd., 4.20%, 04/01/29 .......... USD 132 128,020
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................. EUR 2,944 3,247,592
9.75%, 11/15/28
(b)
................. USD 1,061 1,125,738
5.38%, 10/01/29
(c)
................. EUR 1,172 1,159,757
6.25%, 10/01/29
(b)
................. USD 200 189,989
7.25%, 06/15/31
(b)
................. 958 973,079
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 941 903,652
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.43%, 11/01/26
(a)
............... EUR 584 608,082
9.50%, 07/15/28 .................. 1,482 1,643,577
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 64 58,965
4.00%, 04/01/31 .................. 355 309,532
4.38%, 02/01/32 .................. 79 68,975
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 817 761,159
Synthomer plc, 7.38%, 05/02/29
(c)
........ EUR 1,660 1,795,238
WR Grace Holdings LLC
(b)
5.63%, 08/15/29 .................. USD 1,755 1,614,044
7.38%, 03/01/31 .................. 484 494,269
43,298,452
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 373 342,335
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
................. 1,961 1,850,235
4.88%, 06/01/28
(c)
................. GBP 2,467 2,859,708
6.00%, 06/01/29
(b)
................. USD 1,400 1,275,619
7.88%, 02/15/31
(b)
................. 2,657 2,715,681
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 2,525 2,763,298
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.37%, 04/15/31
(a)(c)
. 1,161 1,207,156
APi Group DE, Inc.
(b)
4.13%, 07/15/29 .................. USD 234 213,862
4.75%, 10/15/29 .................. 141 132,600
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 248 240,997
Brink's Co. (The)
(b)
6.50%, 06/15/29 .................. 173 175,321
6.75%, 06/15/32 .................. 480 483,525
Cimpress plc, 7.38%, 09/15/32
(b)
......... 296 294,061
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 188 189,275
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 133 134,865
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 263 255,431
7.75%, 02/15/28 .................. 610 629,463
6.00%, 06/01/29 .................. 172 163,054
8.25%, 08/01/32 .................. 435 442,058
8.38%, 11/15/32 .................. 1,152 1,172,558
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 .................. 100 94,689
3.50%, 09/01/28 .................. 208 196,033
4.75%, 06/15/29 .................. 48 46,097
4.38%, 08/15/29 .................. 550 519,903
6.75%, 01/15/31 .................. 254 260,822

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Intrum AB
(c)(e)(k)
3.00%, 09/15/27 .................. EUR 4,115 $ 3,075,410
9.25%, 03/15/28 .................. 1,224 918,579
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 810 764,830
Paprec Holding SA
(c)
6.50%, 11/17/27 .................. EUR 515 562,883
7.25%, 11/17/29 .................. 1,369 1,503,164
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 320 318,241
Q-Park Holding I BV
(c)
2.00%, 03/01/27 .................. EUR 696 705,090
5.13%, 03/01/29 .................. 681 727,639
5.13%, 02/15/30 .................. 1,884 2,004,350
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
..................... USD 428 423,706
Republic Services, Inc., 4.88%, 04/01/29 ... 1,003 1,000,668
Reworld Holding Corp.
4.88%, 12/01/29
(b)
................. 313 289,469
5.00%, 09/01/30 .................. 153 141,096
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 629 638,734
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,890,735
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29
(c)
................. 2,275 2,434,065
Verisure Holding AB
(c)
9.25%, 10/15/27 .................. 1,305 1,417,466
7.13%, 02/01/28 .................. 1,173 1,260,449
Veritiv Operating Co., 10.50%, 11/30/30
(b)
... USD 177 190,625
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 1,283 1,282,284
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 .................. 44 44,524
7.38%, 10/01/31 .................. 255 262,386
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 170 173,060
40,688,099
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
...... 583 519,262
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 131 128,857
2.75%, 05/24/31 .................. 2,521 2,183,067
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 156,903
2,988,089
Construction & Engineering — 0.1%
Arcosa, Inc.
(b)
4.38%, 04/15/29 .................. 486 452,844
6.88%, 08/15/32 .................. 32 32,515
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 649 657,113
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 2,242 2,281,193
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 1,621 1,649,857
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(k)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 296,745
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,411 1,737,285
Heathrow Finance plc
(c)
5.75%, 03/03/25
(d)
................. 221 276,256
3.88%, 03/01/27
(d)
................. 1,745 2,082,983
4.13%, 09/01/29
(d)
................. 840 962,526
6.63%, 03/01/31 .................. 821 1,032,949
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 168 177,232
11,639,498
Consumer Finance — 0.4%
Ally Financial, Inc.
(a)
(SOFR Index + 1.73%), 5.54%, 01/17/31 . 1,885 1,858,410
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65%,
01/17/40 ..................... USD 350 $ 339,091
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................ 1,135 1,122,484
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 176 173,416
BOC Aviation USA Corp., 4.63%, 09/04/31
(b)
. 1,186 1,147,289
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 128 137,567
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 . 524 541,082
(1-day SOFR + 2.37%), 5.27%, 05/10/33 . 1,270 1,236,694
(1-day SOFR + 2.86%), 6.38%, 06/08/34 . 1,270 1,318,616
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
GBP 155 181,750
Ford Motor Credit Co. LLC
3.38%, 11/13/25 .................. USD 1,456 1,433,166
7.35%, 11/04/27 .................. 364 381,136
6.80%, 05/12/28 .................. 3,329 3,440,038
7.35%, 03/06/30 .................. 1,710 1,810,785
7.20%, 06/10/30 .................. 1,045 1,100,136
4.00%, 11/13/30 .................. 1,895 1,707,055
6.05%, 03/05/31 .................. 1,064 1,061,723
3.63%, 06/17/31 .................. 1,344 1,162,370
6.05%, 11/05/31 .................. 1,464 1,451,998
6.13%, 03/08/34 .................. 1,369 1,339,416
General Motors Financial Co., Inc.
5.40%, 04/06/26 .................. 1,685 1,694,414
4.90%, 10/06/29 .................. 6,124 6,032,376
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 .................. 101 102,400
8.00%, 02/15/27 .................. 160 165,033
8.00%, 06/15/28 .................. 239 250,951
6.88%, 04/15/29 .................. 377 381,748
5.88%, 03/15/30 .................. 229 223,847
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 203 205,649
Macquarie Airfinance Holdings Ltd.
(b)
8.13%, 03/30/29 .................. 110 116,337
6.50%, 03/26/31 .................. 256 264,469
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... 710 724,200
Navient Corp.
5.50%, 03/15/29 .................. 287 270,733
9.38%, 07/25/30 .................. 184 196,584
OneMain Finance Corp.
6.63%, 01/15/28 .................. 243 246,008
6.63%, 05/15/29 .................. 1,720 1,741,414
5.38%, 11/15/29 .................. 64 61,532
7.88%, 03/15/30 .................. 229 238,883
4.00%, 09/15/30 .................. 119 105,763
7.50%, 05/15/31 .................. 118 121,107
7.13%, 11/15/31 .................. 195 198,670
SLM Corp., 3.13%, 11/02/26 ........... 510 486,502
Synchrony Financial, 7.25%, 02/02/33 ..... 1,572 1,622,734
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 180 166,750
38,562,326
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 198 193,164
4.63%, 01/15/27 .................. 262 256,502
5.88%, 02/15/28 .................. 335 333,618
6.50%, 02/15/28 .................. 187 189,460
3.50%, 03/15/29 .................. 294 267,587
4.88%, 02/15/30 .................. 221 210,576
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 5,512 6,674,282
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 1,703 2,009,397

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 $ 1,239,310
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 94 97,523
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95%, 07/01/29
(a)(c)
.............. EUR 2,451 2,547,754
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,248 1,492,064
Performance Food Group, Inc.
(b)
4.25%, 08/01/29 .................. USD 199 184,639
6.13%, 09/15/32 .................. 575 574,974
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 1,098 1,182,757
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 192 189,151
US Foods, Inc.
(b)
4.75%, 02/15/29 .................. 135 129,286
4.63%, 06/01/30 .................. 119 111,914
7.25%, 01/15/32 .................. 148 153,167
18,037,125
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................. 598 593,324
2.00%, 09/01/28
(c)
................. EUR 1,032 972,039
3.25%, 09/01/28
(b)
................. USD 200 178,935
4.00%, 09/01/29
(b)
................. 1,627 1,397,582
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
................. EUR 1,320 1,224,057
2.13%, 08/15/26
(c)
................. 1,334 1,236,790
4.13%, 08/15/26
(b)
................. USD 972 874,800
Berry Global, Inc.
1.57%, 01/15/26 .................. 2,963 2,859,412
5.80%, 06/15/31
(b)
................. 3,240 3,297,832
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 460 463,049
6.88%, 01/15/30 .................. 503 506,404
8.75%, 04/15/30 .................. 509 514,532
Fiber Bidco SpA
(c)
10.00%, 06/15/29 ................. EUR 622 667,332
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.68%, 01/15/30
(a)
............... 883 921,435
Fiber Midco SpA, 10.00%, (10.00% Cash or
10.75% PIK), 06/15/29
(c)(i)
........... 517 554,680
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... USD 665 553,572
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 2,320 2,207,458
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
1,023 833,434
LABL, Inc.
(b)
5.88%, 11/01/28 .................. USD 321 285,979
9.50%, 11/01/28 .................. 359 359,481
8.63%, 10/01/31 .................. 413 382,059
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 .................. 4,365 4,453,217
9.25%, 04/15/27 .................. 230 232,691
OI European Group BV
(c)
6.25%, 05/15/28 .................. EUR 928 997,696
5.25%, 06/01/29 .................. 1,872 1,977,893
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 249 242,332
Sealed Air Corp.
(b)
5.00%, 04/15/29 .................. 119 114,524
6.50%, 07/15/32 .................. 207 207,318
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
956 954,299
Smurfit Westrock Financing DAC, 5.42%,
01/15/35
(b)
..................... 1,140 1,131,739
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
239 263,639
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.77%, 08/15/26
(a)(c)
.............. EUR 977 1,013,138
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50%, 08/15/27
(b)
................. USD 200 $ 199,693
32,672,365
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 124 112,481
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 400 398,555
Dealer Tire LLC, 8.00%, 02/01/28 ........ 481 472,356
Gates Corp., 6.88%, 07/01/29 .......... 327 332,630
Resideo Funding, Inc.
4.00%, 09/01/29 .................. 190 172,106
6.50%, 07/15/32 .................. 443 443,552
1,931,680
Diversified Consumer Services — 0.1%
Belron UK Finance plc
4.63%, 10/15/29
(c)
................. EUR 2,112 2,240,220
5.75%, 10/15/29
(b)
................. USD 805 796,716
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 373 355,868
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 .................. EUR 1,561 1,729,139
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30%, 05/17/31
(a)
............... 1,315 1,371,371
Service Corp. International
3.38%, 08/15/30 .................. USD 11 9,625
4.00%, 05/15/31 .................. 419 373,373
5.75%, 10/15/32 .................. 1,027 996,173
Sotheby's
(b)
7.38%, 10/15/27 .................. 794 785,151
5.88%, 06/01/29 .................. 600 532,074
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 767 787,804
9,977,514
Diversified REITs — 0.1%
Digital Realty Trust LP, 1.88%, 11/15/29
(b)(l)
.. 562 578,860
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 11 11,042
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 293 267,400
GLP Capital LP
5.75%, 06/01/28 .................. 67 67,611
4.00%, 01/15/30 .................. 354 329,709
3.25%, 01/15/32 .................. 754 645,804
6.75%, 12/01/33 .................. 362 383,204
5.63%, 09/15/34 .................. 667 656,292
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 133 122,409
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 2,439 2,600,658
VICI Properties LP
4.63%, 12/01/29
(b)
................. 1,263 1,209,746
4.95%, 02/15/30 .................. 143 140,169
4.13%, 08/15/30
(b)
................. 4,674 4,342,926
5.13%, 11/15/31 .................. 2,130 2,077,721
5.13%, 05/15/32 .................. 643 626,075
14,059,626
Diversified Telecommunication Services — 0.7%
Altice Financing SA
2.25%, 01/15/25
(c)
................. EUR 285 292,413
9.63%, 07/15/27
(b)
................. USD 1,150 1,059,000
3.00%, 01/15/28
(c)
................. EUR 100 79,894
5.00%, 01/15/28
(b)
................. USD 602 471,202
5.75%, 08/15/29
(b)
................. 1,015 743,023
Altice France SA
3.38%, 01/15/28
(c)
................. EUR 1,357 1,061,265
5.50%, 01/15/28
(b)
................. USD 935 689,240
4.13%, 01/15/29
(c)
................. EUR 346 270,864
5.13%, 01/15/29
(b)
................. USD 339 255,220

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.13%, 07/15/29
(b)
................. USD 400 $ 299,545
4.25%, 10/15/29
(c)
................. EUR 353 276,070
5.50%, 10/15/29
(b)
................. USD 200 149,805
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(k)
1,000 8,354
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13%, 10/03/54 ................ EUR 500 536,700
(5-Year EUR Swap Annual + 2.13%), 1.87%,
08/18/80 ..................... 236 241,099
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,726 2,306,632
CCO Holdings LLC
5.38%, 06/01/29
(b)
................. USD 693 662,113
6.38%, 09/01/29
(b)
................. 553 548,273
4.75%, 03/01/30
(b)
................. 498 454,757
4.50%, 08/15/30
(b)
................. 304 272,869
4.25%, 02/01/31
(b)
................. 213 185,635
7.38%, 03/01/31
(b)
................. 1,827 1,862,596
4.75%, 02/01/32
(b)
................. 202 177,291
4.50%, 05/01/32 .................. 41 35,267
4.50%, 06/01/33
(b)
................. 59 49,642
4.25%, 01/15/34
(b)
................. 697 565,469
Cellnex Telecom SA
(c)(l)
2.13%, 08/11/30 .................. EUR 2,500 2,718,209
0.75%, 11/20/31 .................. 1,600 1,456,880
Frontier Communications Holdings LLC
5.88%, 10/15/27
(b)
................. USD 361 359,856
5.00%, 05/01/28
(b)
................. 538 525,957
5.88%, 11/01/29 .................. 47 46,739
6.00%, 01/15/30
(b)
................. 188 187,580
8.75%, 05/15/30
(b)
................. 1,234 1,304,202
8.63%, 03/15/31
(b)
................. 496 527,521
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 2,319 2,255,597
IHS Holding Ltd., 7.88%, 05/29/30
(b)
...... USD 589 580,719
Iliad Holding SASU
7.00%, 10/15/28
(b)
................. 369 373,934
5.38%, 04/15/30
(c)
................. EUR 1,747 1,861,204
6.88%, 04/15/31
(c)
................. 2,384 2,648,424
8.50%, 04/15/31
(b)
................. USD 734 780,363
7.00%, 04/15/32
(b)
................. 817 821,133
Iliad SA
(c)
5.38%, 06/14/27 .................. EUR 1,200 1,300,105
5.38%, 02/15/29 .................. 2,000 2,191,438
5.63%, 02/15/30 .................. 1,600 1,783,134
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 2,323 2,273,525
1.75%, 04/19/31 .................. 1,207 1,140,872
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 808,167
Level 3 Financing, Inc.
(b)
10.50%, 04/15/29 ................. USD 1,395 1,555,020
4.88%, 06/15/29 .................. 627 545,404
11.00%, 11/15/29 ................. 2,563 2,882,904
4.50%, 04/01/30 .................. 363 300,843
10.50%, 05/15/30 ................. 937 1,020,393
10.75%, 12/15/30 ................. 641 714,912
Lorca Telecom Bondco SA
(c)
4.00%, 09/18/27 .................. EUR 1,605 1,662,539
5.75%, 04/30/29 .................. 4,589 5,002,938
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 .................. USD 397 358,451
4.13%, 04/15/30 .................. 397 353,970
10.00%, 10/15/32 ................. 231 229,512
Optics Bidco SpA
6.88%, 02/15/28
(c)
................. EUR 881 992,435
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.88%, 07/31/28
(c)
................. EUR 411 $ 480,864
1.63%, 01/18/29 .................. 1,147 1,097,526
Series 2033, 6.38%, 11/15/33
(b)
........ USD 222 222,455
Series 2034, 6.00%, 09/30/34
(b)
........ 292 280,331
7.20%, 07/18/36
(b)
................. 200 204,144
5.25%, 03/17/55 .................. EUR 300 309,093
RCS & RDS SA, 3.25%, 02/05/28
(c)
....... 1,100 1,098,130
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... USD 516 503,482
Sprint Capital Corp., 6.88%, 11/15/28 ...... 2,606 2,766,225
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 302 255,598
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................. GBP 361 420,301
5.50%, 05/15/29
(b)
................. USD 400 375,178
4.25%, 01/15/30
(c)
................. GBP 1,466 1,610,463
4.13%, 08/15/30
(c)
................. 600 642,506
4.50%, 08/15/30
(b)
................. USD 258 222,830
Windstream Services LLC, 8.25%, 10/01/31
(b)
1,301 1,343,703
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 2,276 2,099,061
6.13%, 03/01/28 .................. 228 193,798
69,244,806
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 778 678,244
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 353 349,249
Baltimore Gas & Electric Co., 5.30%, 06/01/34 125 124,595
California Buyer Ltd.
5.63%, 02/15/32
(c)
................. EUR 1,611 1,737,628
6.38%, 02/15/32
(b)
................. USD 236 235,374
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................. 535 522,337
DTE Electric Co.
5.20%, 03/01/34 .................. 208 207,215
Series A, 6.63%, 06/01/36 ............ 115 124,325
Duke Energy Carolinas LLC
2.55%, 04/15/31 .................. 773 669,718
6.45%, 10/15/32 .................. 44 47,316
4.95%, 01/15/33 .................. 434 426,779
Duke Energy Corp.
2.45%, 06/01/30 .................. 689 603,919
2.55%, 06/15/31 .................. 431 367,984
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45%,
09/01/54
(a)
.................... 217 219,636
Duke Energy Florida LLC, 2.40%, 12/15/31 .. 431 363,671
Duke Energy Progress LLC
3.40%, 04/01/32 .................. 934 836,286
5.70%, 04/01/35 .................. 30 30,607
Edison International
4.13%, 03/15/28 .................. 78 75,633
5.25%, 11/15/28 .................. 2,703 2,709,166
5.45%, 06/15/29 .................. 1,326 1,337,987
6.95%, 11/15/29 .................. 336 358,817
5.25%, 03/15/32 .................. 870 860,636
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75%, 05/29/54 ................ EUR 2,700 2,859,723
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63%, 09/16/54 ................ 1,900 2,003,482
(5-Year EUR Swap Annual + 1.84%), 1.70%,
07/20/80 ..................... 500 510,357
(5-Year EUR Swap Annual + 2.38%), 1.88%,
08/02/81 ..................... 1,600 1,616,150

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
2.90%, 03/01/27 .................. USD 1,695 $ 1,627,003
5.95%, 02/01/29 .................. 566 583,106
Exelon Corp., 4.05%, 04/15/30 .......... 135 128,651
FirstEnergy Corp.
4.00%, 05/01/26
(l)
................. 553 554,935
Series B, 3.90%, 07/15/27
(d)
.......... 2,768 2,695,457
2.65%, 03/01/30 .................. 913 809,319
FirstEnergy Transmission LLC, 5.00%,
01/15/35
(b)
..................... 807 779,677
Florida Power & Light Co.
4.80%, 05/15/33 .................. 144 140,083
4.95%, 06/01/35 .................. 140 136,193
Georgia Power Co.
4.55%, 03/15/30 .................. 2,856 2,807,851
4.70%, 05/15/32 .................. 1,523 1,483,844
5.25%, 03/15/34 .................. 168 166,692
Interstate Power & Light Co.
5.70%, 10/15/33 .................. 136 138,189
4.95%, 09/30/34 .................. 882 847,924
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
..................... 495 482,838
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,183,307
MidAmerican Energy Co.
5.35%, 01/15/34 .................. 143 144,717
5.75%, 11/01/35 .................. 80 83,023
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(j)
......... EUR 2,300 2,313,959
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 .................. USD 794 720,073
2.44%, 01/15/32 .................. 571 476,184
5.05%, 02/28/33 .................. 74 72,541
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
.................... 341 349,348
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 1,212 1,125,399
5.75%, 07/15/29 .................. 485 471,478
6.00%, 02/01/33 .................. 1,058 1,027,557
6.25%, 11/01/34 .................. 1,020 1,000,462
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 797 648,585
5.00%, 06/01/33 .................. 150 145,063
5.65%, 06/01/34 .................. 302 303,978
Series F, 5.85%, 10/01/35 ............ 129 130,891
Pacific Gas & Electric Co.
3.30%, 03/15/27 .................. 1,617 1,560,877
4.55%, 07/01/30 .................. 6,159 5,960,696
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 89 83,531
PECO Energy Co., 4.90%, 06/15/33 ...... 537 527,641
PG&E Corp.
4.25%, 12/01/27
(l)
................. 207 224,492
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
.................... 898 921,556
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 581 571,812
Public Power Corp. SA, 4.63%, 10/31/31
(c)
.. EUR 1,177 1,241,028
Public Service Electric & Gas Co.
1.90%, 08/15/31 .................. USD 181 149,020
3.10%, 03/15/32 .................. 179 158,437
4.90%, 12/15/32 .................. 824 816,388
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ........... 1,010 864,476
5.45%, 06/01/31 .................. 1,751 1,779,206
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.00%, 01/15/34 .................. USD 880 $ 921,397
Southern Co. (The)
5.20%, 06/15/33 .................. 1,624 1,605,406
4.85%, 03/15/35 .................. 1,475 1,407,194
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 385 377,157
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%), 4.75%
(a)
(c)(j)
......................... EUR 2,243 2,396,541
Virginia Electric & Power Co.
2.30%, 11/15/31 .................. USD 270 225,767
5.00%, 04/01/33 .................. 390 381,673
5.05%, 08/15/34 .................. 300 292,525
Series B, 6.00%, 01/15/36 ............ 145 150,296
Vistra Operations Co. LLC
(b)
7.75%, 10/15/31 .................. 350 367,173
6.88%, 04/15/32 .................. 776 794,559
6.95%, 10/15/33 .................. 286 307,737
6.00%, 04/15/34 .................. 788 798,521
5.70%, 12/30/34 .................. 1,210 1,197,301
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,195,117
71,732,685
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 472 445,484
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 518 494,323
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 175 175,987
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 172 157,558
3.75%, 02/15/31 .................. 71 62,071
6.63%, 07/15/32 .................. 965 963,959
Zebra Technologies Corp., 6.50%, 06/01/32 .. 128 129,844
1,983,742
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 151 151,781
6.25%, 04/01/28 .................. 544 541,100
6.63%, 09/01/32 .................. 617 616,232
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 206 205,048
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
210 217,923
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 170 176,528
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 592 603,868
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 77 71,299
Nabors Industries, Inc.
(b)
7.38%, 05/15/27 .................. 315 314,635
9.13%, 01/31/30 .................. 239 243,054
8.88%, 08/15/31 .................. 62 57,572
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 502 507,003
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 355,092
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 1,138 1,230,741
Star Holding LLC, 8.75%, 08/01/31
(b)
...... USD 272 269,503
TGS ASA, 8.50%, 01/15/30
(b)
........... 200 204,473
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 230 234,793
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 235 239,789
Transocean, Inc.
(b)
8.00%, 02/01/27 .................. 267 266,496
8.25%, 05/15/29 .................. 646 632,802
8.75%, 02/15/30 .................. 356 367,306
8.50%, 05/15/31 .................. 767 751,949
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 525 534,265
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 831 839,750

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vallourec SACA, 7.50%, 04/15/32
(b)
....... USD 350 $ 362,716
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 445 459,391
10,455,109
Entertainment — 0.1%
Banijay Entertainment SAS
7.00%, 05/01/29
(c)
................. EUR 1,263 1,376,987
8.13%, 05/01/29
(b)
................. USD 200 207,062
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 122 124,359
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 648 578,340
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 251 242,663
Netflix, Inc., 5.38%, 11/15/29
(b)
.......... 388 395,469
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 342 359,099
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 3,452 4,290,772
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 139,601
7,714,352
Financial Services — 0.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 375 369,159
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)(f)
.. 3,020 3,038,120
Block, Inc.
2.75%, 06/01/26 .................. 118 113,705
3.50%, 06/01/31 .................. 5 4,402
6.50%, 05/15/32
(b)
................. 2,019 2,038,490
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,000,135
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(i)
............ GBP 946 1,159,752
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... USD 260 258,222
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 93 94,768
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 7.28%, 04/15/38
(a)(c)
..... EUR 300 313,580
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. USD 994 987,991
Fiserv, Inc.
5.63%, 08/21/33 .................. 742 755,082
5.45%, 03/15/34 .................. 191 191,116
5.15%, 08/12/34 .................. 174 170,021
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
131 144,876
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 .................. 558 575,824
9.13%, 05/15/31 .................. 295 304,166
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 .................. EUR 1,011 690,198
7.75%, 11/01/25 .................. GBP 381 318,380
Global Payments, Inc.
1.20%, 03/01/26 .................. USD 500 479,310
2.15%, 01/15/27 .................. 130 123,214
3.20%, 08/15/29 .................. 208 190,523
5.30%, 08/15/29 .................. 91 91,159
1.50%, 03/01/31
(b)(l)
................ 446 436,634
2.90%, 11/15/31 .................. 265 226,646
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 289 281,439
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 633 593,778
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 1,624 2,003,606
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... USD 270 264,049
Security
Par (000)
Par (000) Value
Financial Services (continued)
Midnights SPV SRL, 6.15%, 08/22/26
(f)
..... EUR 5,106 $ 5,288,882
Nationstar Mortgage Holdings, Inc.
(b)
6.50%, 08/01/29 .................. USD 558 557,055
5.13%, 12/15/30 .................. 395 368,547
5.75%, 11/15/31 .................. 165 157,710
7.13%, 02/01/32 .................. 922 933,487
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 5,352 6,490,788
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 3,800 4,769,708
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 188 203,661
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
......... EUR 5,700 5,218,022
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a)(c)(f)
................... 943 980,714
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 .................. USD 528 553,187
7.13%, 11/15/30 .................. 305 308,876
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(b)
.. 147 147,661
ProGroup AG
(c)
5.13%, 04/15/29 .................. EUR 668 680,098
5.38%, 04/15/31 .................. 1,413 1,431,383
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 .................. USD 733 695,481
3.88%, 03/01/31 .................. 188 163,804
4.00%, 10/15/33 .................. 114 94,947
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 920 935,692
Stena International SA
(b)
7.25%, 01/15/31 .................. 2,837 2,894,742
7.63%, 02/15/31 .................. 524 545,106
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 6.25%, 08/22/27
(a)(f)(g)
........ EUR 6,599 6,754,750
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b)(m)
................... USD 3,309 3,131,662
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 .................. GBP 891 897,925
4.00%, 04/18/27 .................. EUR 1,218 963,305
0.88%, 01/31/28 .................. 1,155 881,704
1.25%, 01/31/32 .................. 1,155 880,555
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
........... 4,348 1,424,220
UWM Holdings LLC, 6.63%, 02/01/30
(b)
.... USD 498 494,923
Worldline SA, 0.00%, 07/30/26
(c)(l)(m)
....... EUR 3,536 3,516,551
69,583,491
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 99 101,769
Boparan Finance plc, 9.38%, 11/07/29
(c)
.... GBP 1,416 1,713,837
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(i)
............ USD 1,321 1,372,231
Chobani LLC
(b)
4.63%, 11/15/28 .................. 968 931,825
7.63%, 07/01/29 .................. 1,269 1,312,254
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 514 507,050
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 .................. 193 201,443
9.63%, 09/15/32 .................. 141 147,709
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%, 12/15/29
(a)(c)
.......... EUR 1,645 1,721,865
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 272,471
Post Holdings, Inc.
(b)
4.63%, 04/15/30 .................. 50 46,113
4.50%, 09/15/31 .................. 107 95,855
6.25%, 02/15/32 .................. 239 237,204
6.38%, 03/01/33 .................. 339 331,834

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
6.25%, 10/15/34 .................. USD 218 $ 212,363
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................. GBP 977 1,194,058
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 345 318,812
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 .................. EUR 240 250,667
7.25%, 04/15/28 .................. 850 916,792
5.88%, 04/30/30 .................. 621 659,345
12,545,497
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
............... USD 229 230,252
Atmos Energy Corp.
1.50%, 01/15/31 .................. 184 150,917
5.90%, 11/15/33 .................. 218 228,055
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 524,604
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 239 213,062
1,346,890
Ground Transportation — 0.3%
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. EUR 756 767,519
6.13%, 11/30/28 .................. GBP 944 1,140,442
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. EUR 1,209 1,311,040
5.75%, 05/15/30 .................. 1,381 1,492,915
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 242 230,960
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 356 328,513
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 3,117 3,985,093
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
USD 145 146,839
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
569 572,430
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 223 234,817
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 155 165,140
Loxam SAS
(c)
6.38%, 05/15/28 .................. EUR 996 1,073,047
6.38%, 05/31/29 .................. 2,511 2,741,716
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(j)
.. GBP 2,294 2,743,041
3.62%, 11/20/28
(d)
................. 373 427,865
4.88%, 09/26/31 .................. EUR 330 342,778
Norfolk Southern Corp., 2.30%, 05/15/31 ... USD 360 307,931
Penske Truck Leasing Co. LP
(b)
4.45%, 01/29/26 .................. 163 162,108
5.35%, 01/12/27 .................. 335 337,314
4.20%, 04/01/27 .................. 414 407,121
5.55%, 05/01/28 .................. 265 268,959
5.35%, 03/30/29 .................. 952 958,689
5.25%, 07/01/29 .................. 635 637,287
Ryder System, Inc., 6.60%, 12/01/33 ...... 553 598,452
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... EUR 2,643 2,758,969
Uber Technologies, Inc.
4.30%, 01/15/30 .................. USD 2,078 2,010,860
4.80%, 09/15/34 .................. 375 358,901
Union Pacific Corp., 2.40%, 02/05/30 ...... 263 233,478
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 147 151,520
26,895,744
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 .................. 644 614,701
3.88%, 11/01/29 .................. 71 64,908
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... USD 1,339 $ 1,385,865
Baxter International, Inc.
3.95%, 04/01/30 .................. 355 335,364
2.54%, 02/01/32 .................. 302 251,907
Becton Dickinson & Co., 4.87%, 02/08/29 ... 1,690 1,685,401
Medline Borrower LP
(b)
3.88%, 04/01/29 .................. 374 346,319
6.25%, 04/01/29 .................. 690 697,275
5.25%, 10/01/29 .................. 1,366 1,318,278
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
333 357,158
Solventum Corp.
(b)
5.45%, 03/13/31 .................. 4,681 4,677,304
5.60%, 03/23/34 .................. 4,002 3,982,325
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 218,830
15,935,635
Health Care Providers & Services — 0.5%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 604 583,478
Banner Health
2.34%, 01/01/30 .................. 87 77,035
1.90%, 01/01/31 .................. 36 30,095
Centene Corp.
4.63%, 12/15/29 .................. 2,374 2,245,235
3.38%, 02/15/30 .................. 3,595 3,201,994
3.00%, 10/15/30 .................. 25 21,572
2.63%, 08/01/31 .................. 1,161 956,055
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 13.17%
(a)(c)(j)
GBP 1,200 1,467,352
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 .................. USD 1,422 1,364,718
6.00%, 01/15/29 .................. 533 477,252
5.25%, 05/15/30 .................. 515 422,984
4.75%, 02/15/31 .................. 626 485,748
10.88%, 01/15/32 ................. 948 978,078
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 208 212,360
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75%,
12/10/54 ..................... 1,510 1,480,612
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00%,
03/10/55 ..................... 7,180 7,204,091
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 187 188,433
Elevance Health, Inc.
4.10%, 05/15/32 .................. 211 195,100
5.38%, 06/15/34 .................. 880 872,165
Encompass Health Corp.
4.75%, 02/01/30 .................. 208 197,188
4.63%, 04/01/31 .................. 147 135,757
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 2,768 3,121,379
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 229,182
HCA, Inc.
3.50%, 09/01/30 .................. 3,582 3,253,174
5.45%, 04/01/31 .................. 991 989,006
5.45%, 09/15/34 .................. 997 971,767
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 519 486,487
Humana, Inc.
4.88%, 04/01/30 .................. 598 585,111
2.15%, 02/03/32 .................. 434 345,697
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 .................. 459 495,241
11.00%, 10/15/30 ................. 629 690,430
10.00%, 06/01/32 ................. 346 351,795

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 .................. USD 164 $ 155,424
6.25%, 01/15/33 .................. 299 295,514
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 136 118,837
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 406 374,419
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 125 121,589
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 788 818,417
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 900 918,085
Sutter Health
Series 2018, 3.70%, 08/15/28 ......... 544 521,509
Series 20A, 2.29%, 08/15/30 .......... 291 253,007
5.16%, 08/15/33 .................. 152 150,858
Tenet Healthcare Corp.
6.13%, 06/15/30 .................. 141 139,888
6.75%, 05/15/31 .................. 954 963,770
UnitedHealth Group, Inc.
5.30%, 02/15/30 .................. 2,545 2,586,022
4.95%, 01/15/32 .................. 4,333 4,284,116
5.00%, 04/15/34 .................. 1,333 1,300,807
5.15%, 07/15/34 .................. 2,898 2,859,329
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 279 284,331
50,462,493
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 .................. 337 304,974
5.25%, 12/15/32 .................. 773 767,211
MPT Operating Partnership LP
3.33%, 03/24/25 .................. EUR 100 99,895
2.50%, 03/24/26 .................. GBP 664 736,581
5.25%, 08/01/26 .................. USD 292 268,828
4.63%, 08/01/29 .................. 566 405,567
3.50%, 03/15/31 .................. 456 287,328
Ventas Realty LP
5.63%, 07/01/34 .................. 569 572,898
5.00%, 01/15/35 .................. 1,445 1,380,642
Welltower OP LLC
2.75%, 01/15/32 .................. 639 543,566
3.85%, 06/15/32 .................. 970 887,285
6,254,775
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 245 248,578
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 127,160
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
.. 15 13,929
RHP Hotel Properties LP
(b)
7.25%, 07/15/28 .................. 128 131,427
4.50%, 02/15/29 .................. 77 72,698
6.50%, 04/01/32 .................. 1,049 1,054,280
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 56 54,463
Service Properties Trust
8.63%, 11/15/31
(b)
................. 1,535 1,597,303
8.88%, 06/15/32 .................. 494 457,201
XHR LP, 6.63%, 05/15/30
(b)
............ 122 122,400
3,879,439
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88%, 01/15/28 .................. 121 114,426
4.38%, 01/15/28 .................. 275 262,684
5.63%, 09/15/29 .................. 205 201,929
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................. USD 385 $ 394,398
7.25%, 04/30/30
(c)
................. EUR 2,488 2,749,557
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.96%,
07/18/30
(a)(c)
.................... 1,841 1,917,488
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 403 382,029
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 .................. 984 1,002,253
6.50%, 02/15/32 .................. 835 838,769
6.00%, 10/15/32 .................. 204 196,690
Carnival Corp.
6.00%, 05/01/29
(b)
................. 554 552,689
7.00%, 08/15/29
(b)
................. 637 662,611
5.75%, 01/15/30
(c)
................. EUR 1,569 1,758,995
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... USD 418 445,332
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 734,717
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 .................. USD 608 586,497
5.75%, 04/01/30 .................. 701 687,998
6.75%, 05/01/31 .................. 465 470,030
Cirsa Finance International SARL
(c)
(3-mo. EURIBOR + 4.50%), 7.56%,
07/31/28
(a)
.................... EUR 865 906,942
7.88%, 07/31/28 .................. 410 449,137
6.50%, 03/15/29 .................. 447 489,003
CPUK Finance Ltd.
(c)
4.50%, 08/28/27 .................. GBP 534 635,547
7.88%, 08/28/29 .................. 272 349,405
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 1,623 1,985,305
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,045 1,071,682
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. USD 222 205,723
6.75%, 01/15/30 .................. 311 286,905
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,110,027
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 418 427,839
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30 .................. 46 44,124
4.00%, 05/01/31
(b)
................. 33 29,678
3.63%, 02/15/32
(b)
................. 53 46,040
6.13%, 04/01/32
(b)
................. 275 274,250
5.88%, 03/15/33
(b)
................. 663 652,371
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 2,477 2,611,005
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 2,360 2,302,310
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 .................. 183 186,685
7.50%, 09/01/31 .................. 411 423,175
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 191 199,092
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 413 413,155
Lottomatica Group SpA
(c)
5.38%, 06/01/30 .................. EUR 633 680,994
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.94%, 12/15/30
(a)
............... 1,016 1,068,210
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19%, 06/01/31
(a)
............... 626 655,737
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 293,747
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 .................. 339 336,034
5.75%, 07/21/28 .................. 200 190,000
5.38%, 12/04/29 .................. 343 312,991

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.63%, 04/17/32 .................. USD 643 $ 645,707
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 266 256,803
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 198,350
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 .................. 200 199,100
4.75%, 02/01/27 .................. 200 193,688
MGM Resorts International, 6.13%, 09/15/29 . 496 495,377
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 406 382,779
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 2,085 2,196,772
NCL Corp. Ltd.
(b)
8.13%, 01/15/29 .................. USD 88 92,729
7.75%, 02/15/29 .................. 132 138,603
6.25%, 03/01/30 .................. 327 323,105
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 419 420,345
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 .................. EUR 376 412,994
10.00%, 10/11/28 ................. GBP 1,379 1,832,014
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. USD 270 211,950
5.88%, 09/01/31 .................. 342 248,805
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 277 296,740
Royal Caribbean Cruises Ltd.
(b)
5.63%, 09/30/31 .................. 809 795,780
6.25%, 03/15/32 .................. 1,629 1,648,517
6.00%, 02/01/33 .................. 989 986,651
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 .................. 296 291,926
10.75%, 11/15/29 ................. 183 188,791
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 237 226,793
Six Flags Entertainment Corp.
(b)
7.25%, 05/15/31 .................. 328 334,996
6.63%, 05/01/32 .................. 105 106,419
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 360 341,591
4.63%, 12/01/31 .................. 148 132,577
6.63%, 03/15/32 .................. 242 240,485
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65%,
07/31/29
(a)
.................... EUR 924 990,625
10.75%, 07/31/29 ................. GBP 1,502 1,958,576
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 1,231 1,334,378
TUI Cruises GmbH
(c)
6.50%, 05/15/26 .................. 228 238,457
6.25%, 04/15/29 .................. 1,261 1,376,415
5.00%, 05/15/30 .................. 1,615 1,698,057
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 402 406,510
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 .................. 325 322,559
7.00%, 02/15/29 .................. 87 87,477
9.13%, 07/15/31 .................. 526 565,587
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 286 281,463
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 403 383,077
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 .................. 245 242,626
5.63%, 08/26/28 .................. 1,134 1,088,640
5.13%, 12/15/29 .................. 414 382,950
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 .................. 578 553,592
7.13%, 02/15/31 .................. 699 727,946
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25%, 03/15/33 .................. USD 199 $ 195,515
59,271,042
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 294 270,484
4.63%, 04/01/30 .................. 126 114,329
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 141 143,196
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 612 568,910
4.88%, 02/15/30 .................. 206 186,032
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
396 389,233
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
115 119,818
Empire Communities Corp., 9.75%, 05/01/29
(b)
86 90,476
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 842 916,757
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 1,383 1,398,642
LGI Homes, Inc.
(b)
8.75%, 12/15/28 .................. 166 174,125
7.00%, 11/15/32 .................. 273 270,308
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 502 467,009
Meritage Homes Corp., 1.75%, 05/15/28
(b)(l)
.. 294 288,120
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
245 257,846
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 208,277
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 58,373
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 298 274,591
3.88%, 10/15/31 .................. 108 94,223
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 363 356,557
5.70%, 06/15/28 .................. 75 74,514
6,721,820
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 137 123,044
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 65 61,914
Spectrum Brands, Inc.
(b)
3.38%, 06/01/29
(l)
................. 207 202,094
3.88%, 03/15/31 .................. 75 64,541
451,593
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 483 483,937
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 860 877,200
AES Corp. (The)
1.38%, 01/15/26 .................. 1,663 1,601,726
3.95%, 07/15/30
(b)
................. 268 247,043
2.45%, 01/15/31 .................. 944 786,642
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
.................... 308 316,351
Calpine Corp.
(b)
5.13%, 03/15/28 .................. 138 133,832
4.63%, 02/01/29 .................. 77 72,685
5.00%, 02/01/31 .................. 106 99,681
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 431 412,180
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,117,118
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 1,565 1,540,727
Lightning Power LLC, 7.25%, 08/15/32
(b)
.... 95 97,673

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
NextEra Energy Partners LP
(b)(l)
0.00%, 11/15/25
(m)
................. USD 953 $ 895,820
2.50%, 06/15/26 .................. 260 244,415
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(j)
.................... 197 201,051
9,128,081
Industrial Conglomerates — 0.0%
3M Co., 2.38%, 08/26/29 ............. 2,334 2,094,430
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 .................. 260 216,380
5.13%, 01/15/34 .................. 255 251,297
5.00%, 03/15/34 .................. 242 236,351
5.00%, 01/31/35 .................. 238 231,909
935,937
Insurance — 0.6%
Achmea BV, (5-Year EURIBOR ICE Swap Rate
+ 4.78%), 4.63%
(a)(c)(j)
.............. EUR 754 760,529
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. USD 1,233 1,243,730
Aegon Ltd., (5-Year EUR Swap Annual +
5.21%), 5.63%
(a)(c)(j)
............... EUR 1,210 1,264,030
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. USD 1,078 1,028,970
6.75%, 10/15/27 .................. 1,569 1,556,025
6.75%, 04/15/28 .................. 337 337,792
5.88%, 11/01/29 .................. 1,156 1,110,547
7.00%, 01/15/31 .................. 903 906,527
7.38%, 10/01/32 .................. 980 989,018
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 .................. 230 231,411
4.88%, 06/30/29 .................. 394 369,965
Aon Corp.
4.50%, 12/15/28 .................. 605 596,108
2.60%, 12/02/31 .................. 207 175,493
5.00%, 09/12/32 .................. 525 516,552
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 233 236,150
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
................. EUR 3,012 3,217,573
7.75%, 02/15/31
(b)
................. USD 691 711,593
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 800 831,190
Arthur J Gallagher & Co., 5.15%, 02/15/35 .. 1,235 1,204,069
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 382 411,140
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a)(c)(j)
....... EUR 1,800 1,899,639
Aviva plc
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88% .... GBP 3,375 4,172,348
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88% .... 403 498,209
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a)(c)(j)
............... EUR 1,925 2,146,051
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(j)
.................... GBP 1,366 1,323,855
Howden UK Refinance plc
(b)
7.25%, 02/15/31 .................. USD 2,067 2,100,484
8.13%, 02/15/32 .................. 778 794,558
HUB International Ltd.
(b)
7.25%, 06/15/30 .................. 3,652 3,742,388
7.38%, 01/31/32 .................. 4,167 4,232,225
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 .................. USD 446 $ 469,104
10.50%, 12/15/30 ................. 641 693,001
Just Group plc
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.27%), 5.00% .... GBP 550 568,414
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.27%), 5.00% .... 241 249,069
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(j)
............... 2,175 2,512,131
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 .................. USD 204 176,032
5.88%, 08/01/33 .................. 370 386,039
Met Tower Global Funding, 5.25%, 04/12/29
(b)
2,621 2,653,896
Metropolitan Life Global Funding I
(b)
4.85%, 01/08/29 .................. 300 299,775
3.05%, 06/17/29 .................. 150 138,660
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
3,150 3,181,482
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(j)
......... 5,440 5,632,266
Ryan Specialty LLC
(b)
4.38%, 02/01/30 .................. 392 368,010
5.88%, 08/01/32 .................. 360 356,199
SCOR SE, (5-Year EURIBOR ICE Swap Rate +
3.86%), 6.00%
(a)(c)(j)
............... EUR 400 420,037
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
2,200 2,370,608
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 513 530,548
59,613,440
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
3.85%, 08/15/32 .................. 344 319,694
4.75%, 08/15/34 .................. 7,003 6,816,923
7,136,617
IT Services — 0.1%
Acuris Finance US, Inc.
(b)
5.00%, 05/01/28 .................. 563 509,113
9.00%, 08/01/29 .................. 200 191,279
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(c)
................ EUR 1,349 1,421,816
Atos SE
9.00%, 12/18/29 .................. 2,372 2,291,189
5.00%, 12/18/30
(c)
................. 2,441 1,392,728
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 946 923,533
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 493 466,711
5.63%, 09/15/28 .................. 311 288,500
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 1,027 1,120,998
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 771 786,166
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,299 1,227,960
Snowflake, Inc.
(b)(l)(m)
0.00%, 10/01/27 .................. 306 359,698
0.00%, 10/01/29 .................. 404 479,144
Twilio, Inc.
3.63%, 03/15/29 .................. 160 147,145
3.88%, 03/15/31 .................. 139 124,662
United Group BV
(c)
4.00%, 11/15/27 .................. EUR 1,658 1,696,675
3.63%, 02/15/28 .................. 601 607,636
4.63%, 08/15/28 .................. 142 145,804
6.75%, 02/15/31 .................. 372 398,037

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.27%, 02/15/31
(a)
............... EUR 604 $ 624,871
6.50%, 10/31/31 .................. 815 859,730
16,063,395
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................ USD 201 178,805
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 231 231,383
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 .................. 173 157,304
4.98%, 08/10/30 .................. 195 196,677
5.09%, 08/10/33 .................. 125 124,318
888,487
Machinery — 0.2%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 314 291,053
Chart Industries, Inc.
(b)
7.50%, 01/01/30 .................. 351 364,927
9.50%, 01/01/31 .................. 232 248,622
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................ 336 326,851
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 989 1,052,628
Esab Corp., 6.25%, 04/15/29
(b)
.......... USD 292 295,632
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 272 242,080
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 1,141 1,191,211
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 .................. EUR 118 120,108
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93%, 04/15/29
(a)
............... 3,178 3,308,457
Ingersoll Rand, Inc.
5.70%, 08/14/33 .................. USD 364 372,468
5.45%, 06/15/34 .................. 929 935,272
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 146,578
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
205 189,395
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.43%, 07/15/29
(a)(c)
.............. EUR 1,871 1,876,057
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 337 299,350
Terex Corp.
(b)
5.00%, 05/15/29 .................. 197 187,597
6.25%, 10/15/32 .................. 187 183,259
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................. EUR 1,820 1,887,198
7.63%, 07/15/28
(b)
................. USD 977 976,287
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................. EUR 1,341 1,385,602
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,544 1,511,445
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 513 468,440
17,860,517
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,890 1,937,445
Media — 0.6%
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
................ 219 203,232
4.00%, 11/15/30
(b)
................. 553 462,075
Charter Communications Operating LLC
6.10%, 06/01/29 .................. 289 294,585
2.80%, 04/01/31 .................. 8,519 7,184,076
2.30%, 02/01/32 .................. 2,482 1,965,580
6.65%, 02/01/34 .................. 1,807 1,859,948
6.55%, 06/01/34 .................. 2,500 2,557,268
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 439 422,567
Security
Par (000)
Par (000) Value
Media (continued)
7.75%, 04/15/28 .................. USD 208 $ 187,680
9.00%, 09/15/28 .................. 652 682,791
7.50%, 06/01/29 .................. 1,007 881,074
7.88%, 04/01/30 .................. 1,309 1,347,214
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 404 303,093
Comcast Corp.
2.65%, 02/01/30 .................. 562 503,468
3.40%, 04/01/30 .................. 302 280,225
4.25%, 10/15/30 .................. 132 127,289
1.95%, 01/15/31 .................. 685 572,959
1.50%, 02/15/31 .................. 223 181,503
CSC Holdings LLC
(b)
5.50%, 04/15/27 .................. 415 371,425
5.38%, 02/01/28 .................. 600 517,624
11.25%, 05/15/28 ................. 220 217,121
11.75%, 01/31/29 ................. 1,476 1,457,662
4.13%, 12/01/30 .................. 200 143,673
3.38%, 02/15/31 .................. 400 280,565
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,208 1,176,953
DISH DBS Corp.
(b)
5.25%, 12/01/26 .................. 760 690,803
5.75%, 12/01/28 .................. 810 692,545
DISH Network Corp., 11.75%, 11/15/27
(b)
... 1,944 2,059,069
EchoStar Corp.
10.75%, 11/30/29 ................. 1,744 1,874,994
6.75%, 11/30/30 .................. 1,582 1,419,827
GCI LLC, 4.75%, 10/15/28
(b)
........... 320 298,857
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 624 623,957
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 32,700
Interpublic Group of Cos., Inc. (The)
4.75%, 03/30/30 .................. 367 362,276
2.40%, 03/01/31 .................. 543 462,526
Lamar Media Corp., 4.00%, 02/15/30 ...... 118 107,424
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 606,216
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 390 400,580
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 890 827,810
Outfront Media Capital LLC
(b)
4.25%, 01/15/29 .................. 241 224,102
4.63%, 03/15/30 .................. 361 333,585
7.38%, 02/15/31 .................. 192 200,686
Paramount Global
4.95%, 01/15/31 .................. 244 227,773
4.20%, 05/19/32 .................. 447 393,948
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 371 323,876
SES SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(j)
...................... EUR 536 520,917
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00%, 09/12/54 ................ 1,372 1,293,815
Sirius XM Radio LLC
(b)
3.13%, 09/01/26 .................. USD 640 614,756
5.00%, 08/01/27 .................. 26 25,286
4.00%, 07/15/28 .................. 191 175,979
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 608 578,873
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,570,113
Summer BidCo BV, 10.00%, (10.00% Cash or
10.75% PIK), 02/15/29
(c)(i)
........... 983 1,024,491
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 4,082 3,702,619
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(i)
.......... EUR 3,860 3,196,828
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 2,600 2,525,172

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
6.63%, 06/01/27 .................. USD 612 $ 609,535
8.00%, 08/15/28 .................. 510 519,242
8.50%, 07/31/31 .................. 610 598,104
Virgin Media O2 Vendor Financing Notes V
DAC, 7.88%, 03/15/32
(c)
............ GBP 2,227 2,785,124
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ 1,446 1,687,332
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 234 224,281
Ziggo Bond Co. BV
5.13%, 02/28/30
(b)
................. USD 200 180,202
6.13%, 11/15/32
(c)
................. EUR 1,713 1,783,283
Ziggo BV
2.88%, 01/15/30
(c)
................. 1,933 1,874,651
4.88%, 01/15/30
(b)
................. USD 200 183,769
62,019,576
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
999 1,001,717
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 840 755,295
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 562,979
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 .................. 240 248,351
11.50%, 10/01/31 ................. 1,202 1,344,775
ATI, Inc.
4.88%, 10/01/29 .................. 296 281,950
7.25%, 08/15/30 .................. 188 193,321
5.13%, 10/01/31 .................. 360 338,481
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,156 1,154,813
Carpenter Technology Corp., 7.63%, 03/15/30 459 470,073
Cleveland-Cliffs, Inc.
(b)
6.88%, 11/01/29 .................. 234 231,496
7.38%, 05/01/33 .................. 188 184,654
Constellium SE
5.63%, 06/15/28
(b)
................. 250 244,478
3.75%, 04/15/29
(b)
................. 1,043 944,071
5.38%, 08/15/32
(c)
................. EUR 1,779 1,870,621
6.38%, 08/15/32
(b)
................. USD 338 327,147
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,061,987
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 463 446,216
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
853 902,585
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 191 188,876
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 434,508
Glencore Funding LLC
(b)
6.50%, 10/06/33 .................. 1,297 1,375,928
5.63%, 04/04/34 .................. 1,376 1,369,888
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 76 71,457
4.50%, 06/01/31 .................. 1,335 1,176,804
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 62 65,049
Navoi Mining & Metallurgical Combinat
(b)
6.70%, 10/17/28 .................. 411 409,459
6.95%, 10/17/31 .................. 519 513,488
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 651 620,081
4.75%, 01/30/30 .................. 636 584,325
3.88%, 08/15/31 .................. 728 626,803
POSCO, 5.75%, 01/17/28
(b)
............ 309 313,882
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c)(i)
.......... 784 756,555
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 1,870 1,853,759
Stillwater Mining Co., 4.00%, 11/16/26
(c)
.... 621 586,845
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,663 1,521,761
6.13%, 06/12/33 .................. 1,182 1,192,213
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.40%, 06/28/54 .................. USD 575 $ 562,063
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 1,035 985,206
27,773,960
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 108 111,025
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 248 254,119
Starwood Property Trust, Inc.
7.25%, 04/01/29 .................. 368 377,496
6.00%, 04/15/30 .................. 94 92,263
6.50%, 07/01/30 .................. 179 179,225
1,014,128
Multi-Utilities — 0.1%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(j)
............... EUR 1,975 2,113,589
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... USD 2,169 2,179,470
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 .................. 237 222,991
1.65%, 05/15/31 .................. 668 542,699
CenterPoint Energy, Inc.
(a)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................ 149 152,209
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70%,
05/15/55 ..................... 1,155 1,148,608
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)(c)
.................... GBP 1,377 1,747,656
Consumers Energy Co.
4.90%, 02/15/29 .................. USD 599 600,539
4.60%, 05/30/29 .................. 751 744,035
4.70%, 01/15/30 .................. 258 256,204
Dominion Energy, Inc.
5.38%, 11/15/32 .................. 128 128,268
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
............... 290 306,236
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63%,
05/15/55
(a)
.................... 1,365 1,387,746
NiSource, Inc.
5.40%, 06/30/33 .................. 660 660,650
5.35%, 04/01/34 .................. 284 281,649
Sempra
3.40%, 02/01/28 .................. 137 130,960
3.70%, 04/01/29 .................. 1,418 1,346,738
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
.................... 914 924,208
14,874,455
Oil, Gas & Consumable Fuels — 1.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 831 750,235
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 411 420,317
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 299,163
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 179 216,390
8.25%, 12/31/28 .................. 107 109,229
5.88%, 06/30/29 .................. 435 423,634
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 108 110,345

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 .................. USD 246 $ 251,252
7.25%, 07/15/32 .................. 198 203,412
Buckeye Partners LP
6.88%, 07/01/29
(b)
................. 107 108,296
5.85%, 11/15/43 .................. 249 215,672
5.60%, 10/15/44 .................. 194 159,006
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. 862 866,625
3.70%, 11/15/29 .................. 547 513,538
Cheniere Energy Partners LP
4.00%, 03/01/31 .................. 1,880 1,738,449
5.95%, 06/30/33 .................. 302 309,154
5.75%, 08/15/34
(b)
................. 1,051 1,057,978
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 1,488 1,496,547
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 663 663,683
8.38%, 01/15/29 .................. 472 486,295
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 .................. 254 263,796
8.63%, 11/01/30 .................. 533 558,182
8.75%, 07/01/31 .................. 408 425,354
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 387,581
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 .................. 818 797,001
5.88%, 01/15/30 .................. 259 241,549
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 781,344
Coterra Energy, Inc.
4.38%, 03/15/29 .................. 227 219,512
5.40%, 02/15/35 .................. 170 164,847
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 923 881,583
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 .................. 538 535,232
7.38%, 01/15/33 .................. 657 638,038
DCP Midstream Operating LP
8.13%, 08/16/30 .................. 635 719,586
3.25%, 02/15/32 .................. 3,474 2,990,822
Devon Energy Corp., 5.20%, 09/15/34 ..... 3,893 3,695,522
Diamondback Energy, Inc., 5.40%, 04/18/34 . 5,960 5,860,098
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 584 545,385
4.38%, 06/15/31 .................. 146 133,213
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,873 1,604,341
4.39%, 11/30/46 .................. 1,166 905,481
Enbridge, Inc.
5.70%, 03/08/33 .................. 241 243,504
2.50%, 08/01/33 .................. 360 288,959
5.63%, 04/05/34 .................. 2,061 2,073,138
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54
(a)
.................... 174 178,860
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55
(a)
.................... 273 283,484
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 233 245,814
Energy Transfer LP
6.10%, 12/01/28 .................. 1,805 1,874,799
3.75%, 05/15/30 .................. 335 312,546
6.40%, 12/01/30 .................. 1,053 1,112,633
6.55%, 12/01/33 .................. 2,430 2,586,796
5.60%, 09/01/34 .................. 1,713 1,711,495
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
.................... USD 470 $ 492,536
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
.................... 332 336,382
EQM Midstream Partners LP
(b)
4.50%, 01/15/29 .................. 49 46,645
6.38%, 04/01/29 .................. 239 239,804
7.50%, 06/01/30 .................. 205 218,076
EQT Corp.
3.13%, 05/15/26
(b)
................. 37 36,005
5.00%, 01/15/29 .................. 165 162,632
3.63%, 05/15/31
(b)
................. 969 863,443
5.75%, 02/01/34 .................. 2,562 2,546,675
Expand Energy Corp., 5.70%, 01/15/35 .... 1,095 1,074,725
Exxon Mobil Corp., 3.48%, 03/19/30 ...... 321 302,361
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 625 492,420
Genesis Energy LP
7.75%, 02/01/28 .................. 239 239,286
8.25%, 01/15/29 .................. 285 287,816
8.88%, 04/15/30 .................. 210 213,675
7.88%, 05/15/32 .................. 570 558,220
8.00%, 05/15/33 .................. 403 394,388
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 471 463,367
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 197 198,373
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 124 126,260
Hess Corp., 4.30%, 04/01/27 ........... 2,801 2,772,419
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 282 284,788
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 143 138,482
5.75%, 02/01/29 .................. 384 366,354
8.38%, 11/01/33 .................. 329 335,841
6.88%, 05/15/34 .................. 372 346,737
7.25%, 02/15/35 .................. 149 140,079
Howard Midstream Energy Partners LLC
(b)
8.88%, 07/15/28 .................. 352 369,690
7.38%, 07/15/32 .................. 255 259,047
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 674 617,005
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 384,688
Kinder Morgan, Inc.
5.10%, 08/01/29 .................. 449 448,939
5.40%, 02/01/34 .................. 1,805 1,777,480
Kinetik Holdings LP
(b)
6.63%, 12/15/28 .................. 116 118,669
5.88%, 06/15/30 .................. 62 61,027
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 155 153,445
Matador Resources Co.
(b)
6.88%, 04/15/28 .................. 359 363,966
6.50%, 04/15/32 .................. 597 590,240
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 408,005
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 102 99,739
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 58 50,052
NFE Financing LLC, 12.00%, 11/15/29
(b)
.... 409 430,143
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 .................. 488 494,415
8.38%, 02/15/32 .................. 1,297 1,306,931
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 .................. 196 199,004

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.63%, 04/15/29
(l)
................. USD 251 $ 293,796
8.75%, 06/15/31 .................. 431 444,879
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 191,127
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 136 133,469
ONEOK, Inc., 5.05%, 11/01/34 .......... 1,729 1,653,538
Ovintiv, Inc.
5.38%, 01/01/26 .................. 2,231 2,238,780
6.25%, 07/15/33 .................. 2,884 2,952,087
Parkland Corp., 6.63%, 08/15/32
(b)
....... 261 258,286
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 367 360,135
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 .................. 384 392,115
7.00%, 01/15/32 .................. 293 297,427
6.25%, 02/01/33 .................. 517 510,310
Petroleos Mexicanos, 7.50%, 03/31/26
(b)
.... 1,193 1,191,509
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 1,755 1,495,334
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 607,662
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 309,070
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 .................. 839 830,610
6.95%, 03/05/54 .................. 341 333,672
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 153,807
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 .................. 139 140,321
5.00%, 03/15/27 .................. 142 142,295
4.50%, 05/15/30 .................. 462 447,528
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 441 453,382
SM Energy Co.
6.50%, 07/15/28 .................. 298 296,132
7.00%, 08/01/32
(b)
................. 138 136,061
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a)(b)
.................... 129 132,260
South Bow USA Infrastructure Holdings LLC,
5.03%, 10/01/29
(b)
................ 207 203,399
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 148 153,497
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 .................. 283 272,170
7.38%, 02/15/29 .................. 317 318,003
6.00%, 12/31/30 .................. 195 184,640
6.00%, 09/01/31 .................. 136 128,361
Talos Production, Inc.
(b)
9.00%, 02/01/29 .................. 38 38,987
9.38%, 02/01/31 .................. 281 286,447
Targa Resources Corp.
6.13%, 03/15/33 .................. 136 140,216
6.50%, 03/30/34 .................. 2,490 2,630,817
5.50%, 02/15/35 .................. 556 547,005
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 631 589,207
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
..... EUR 2,910 3,326,668
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 127 116,677
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 .................. 2,485 2,746,586
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%), 9.00%
(a)
(j)
........................... 3,707 3,875,831
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.38%, 06/01/31 .................. USD 830 $ 865,629
9.88%, 02/01/32 .................. 1,459 1,600,931
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 212 210,354
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 2,281 2,388,071
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
540 536,490
Vital Energy, Inc.
9.75%, 10/15/30 .................. 234 246,712
7.88%, 04/15/32
(b)
................. 796 765,908
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 1,264 1,257,596
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 210 202,067
Williams Cos., Inc. (The), 5.30%, 08/15/28 .. 237 239,264
105,737,114
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(c)
................. EUR 1,100 1,122,412
4.88%, 02/04/28
(b)
................. USD 2,673 2,539,350
Fedrigoni SpA
6.13%, 06/15/31
(c)
................. EUR 2,626 2,734,015
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... USD 1,205 1,205,373
Magnera Corp., 7.25%, 11/15/31
(b)
....... 144 140,580
Suzano Austria GmbH
2.50%, 09/15/28 .................. 103 91,960
Series DM3N, 3.13%, 01/15/32 ........ 879 727,926
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 742 798,807
9,360,423
Passenger Airlines — 0.0%
American Airlines, Inc., 8.50%, 05/15/29
(b)
... USD 478 501,868
AS Mileage Plan IP Ltd.
(b)
5.02%, 10/20/29 .................. 587 571,781
5.31%, 10/20/31 .................. 721 703,948
Azul Secured Finance LLP, 11.93%, (11.93%
Cash or 11.93% PIK), 08/28/28
(b)(i)
...... 588 591,152
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 310 312,519
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 296 296,207
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 .. —
(n)
1
Series 2024-1,Class A, 5.88%, 02/15/37 .. 1,916 1,949,596
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 654 621,814
5,548,886
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 340 332,462
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 448 447,643
Astrazeneca Finance LLC
4.90%, 02/26/31 .................. 37 36,972
4.88%, 03/03/33 .................. 152 150,223
Bausch Health Cos., Inc.
(b)
6.13%, 02/01/27 .................. 739 670,642
5.75%, 08/15/27 .................. 93 80,910
11.00%, 09/30/28 ................. 1,416 1,345,200
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ..................... EUR 2,200 2,256,719
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 3,100 3,326,222
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ..................... 2,000 2,183,905
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 852,640

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 .................. USD 3,806 $ 3,780,346
4.38%, 12/15/28 .................. 1,722 1,656,016
Bayer US Finance LLC
(b)
6.13%, 11/21/26 .................. 5,163 5,262,471
6.50%, 11/21/33 .................. 2,325 2,365,476
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 .................. EUR 1,481 1,423,639
7.50%, 05/15/30 .................. 1,252 1,277,431
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 491 520,231
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. EUR 1,636 1,699,660
6.75%, 05/15/30 .................. 1,612 1,786,222
4.63%, 11/15/31 .................. 2,066 2,163,628
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 .................. 3,308 3,608,253
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89%, 10/23/30
(a)
............... 1,458 1,523,484
Organon & Co.
2.88%, 04/30/28
(c)
................. 2,362 2,381,168
4.13%, 04/30/28
(b)
................. USD 200 187,897
7.88%, 05/15/34
(b)
................. 200 204,472
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 .................. 2,260 2,236,163
4.75%, 05/19/33 .................. 1,565 1,520,681
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56%, 12/31/29
(a)
............... EUR 2,711 2,840,624
6.75%, 12/31/29 .................. 1,865 2,042,942
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29 .................. 1,101 1,310,116
4.38%, 05/09/30 .................. 2,085 2,205,685
7.88%, 09/15/31 .................. 1,452 1,823,666
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. USD 564 540,554
7.88%, 09/15/29 .................. 293 315,784
8.13%, 09/15/31 .................. 3,570 3,978,158
60,005,843
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 275 277,081
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 1,379 1,283,183
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 687 654,222
Equifax, Inc., 4.80%, 09/15/29 .......... 2,990 2,952,047
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 46,982
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c)(i)
............ EUR 1,334 638,800
Science Applications International Corp., 4.88%,
04/01/28
(b)
..................... USD 364 350,255
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 298 294,350
6,496,920
Real Estate Management & Development — 0.2%
ADLER Financing SARL
(i)
Series 1L, 12.50%, (12.50% Cash or 12.50%
PIK), 12/31/28 ................. EUR 2,265 2,421,637
Series 1.5L, 14.00%, (14.00% Cash or
14.00% PIK), 12/31/29
(c)
........... 781 863,753
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
1,100 1,088,246
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ........... USD 423 375,263
7.00%, 04/15/30
(b)
................. 187 165,912
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Aroundtown Finance SARL
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 $ 398,283
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 3,642 3,693,576
Aroundtown SA
(c)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a)(j)
..................... 500 469,980
0.00%, 07/16/26 .................. 400 395,212
0.38%, 04/15/27 .................. 700 675,846
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 1,660 1,546,798
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 565,885
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(j)
.............. 1,597 1,491,102
Citycon Treasury BV
(c)
Series EURO, 2.38%, 01/15/27 ........ 483 480,874
5.00%, 03/11/30 .................. 725 755,163
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 .................. USD 314 314,285
8.88%, 09/01/31 .................. 392 422,020
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)
................ EUR 900 849,060
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
11.75%, 04/17/22 ................. USD 2,039 45,878
10.88%, 01/09/23 ................. 1,345 30,262
11.88%, 06/01/23 ................. 1,500 33,750
9.25%, 07/28/23 .................. 3,540 79,650
7.95%, 07/05/24 .................. 1,650 37,125
12.25%, 10/18/24 ................. 3,269 73,553
9.88%, 10/19/24 .................. 2,640 59,400
15.00%, 12/18/24 ................. 1,735 39,037
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 441,061
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(j)
..................... 1,124 1,129,285
1.13%, 01/21/26 .................. 220 222,447
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(j)
..................... 1,725 1,654,839
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 .................. 216 220,137
1.38%, 03/03/27 .................. 203 201,048
1.00%, 04/13/28 .................. 422 398,848
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 .................. USD 149 137,683
4.38%, 02/01/31 .................. 104 93,636
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(j)
......... 544 541,650
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(e)(i)(k)
.................. 1,250 355,330
Series 2, 6.00%, 04/30/27 ............ 126 10,708
Sunac China Holdings Ltd.
(c)(e)(i)(k)
6.00%, (6.00% Cash or 6.00% PIK),
09/30/26 ..................... 135 17,218
6.25%, (6.25% Cash or 6.25% PIK),
09/30/27 ..................... 136 16,131
6.50%, (6.50% Cash or 6.50% PIK),
09/30/27 ..................... 272 30,851
6.75%, (6.75% Cash or 6.75% PIK),
09/30/28 ..................... 409 44,078
7.25%, (7.25% Cash or 7.25% PIK),
09/30/30 ..................... 193 18,625
7.00%, (7.00% Cash or 7.00% PIK),
07/01/43 ..................... 410 41,869

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Vivion Investments SARL, 8.00%, (8.00% Cash
or 8.00% PIK), 08/31/28
(c)(i)
.......... EUR 2,724 $ 2,694,657
25,641,651
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50%, 02/01/34 .................. USD 320 318,679
5.50%, 07/15/34 .................. 903 894,825
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 485,282
Camden Property Trust, 2.80%, 05/15/30 ... 1,015 910,914
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 .................. 860 854,966
4.88%, 02/01/35 .................. 360 340,568
UDR, Inc., 4.40%, 01/26/29 ............ 190 184,702
3,989,936
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 355 336,654
Realty Income Corp., 5.13%, 02/15/34 ..... 364 356,702
Regency Centers LP
5.25%, 01/15/34 .................. 775 763,748
5.10%, 01/15/35 .................. 271 264,603
1,721,707
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)
2.13%, 11/03/27
(l)
................. EUR 400 318,213
10.50%, 03/30/29 ................. 882 900,080
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 98,010
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f)(g)
..... 727 732,453
Broadcom Corp., 3.50%, 01/15/28 ....... 331 318,692
Broadcom, Inc.
4.15%, 11/15/30 .................. 2,103 2,012,288
4.15%, 04/15/32
(b)
................. 2,564 2,404,338
4.30%, 11/15/32 .................. 1,574 1,484,508
3.42%, 04/15/33
(b)
................. 3,313 2,899,973
4.80%, 10/15/34 .................. 178 171,768
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 454 434,708
Foundry JV Holdco LLC
(b)
5.90%, 01/25/30 .................. 2,863 2,903,138
6.25%, 01/25/35 .................. 202 203,327
Lam Research Corp.
4.00%, 03/15/29 .................. 200 194,454
1.90%, 06/15/30 .................. 122 104,574
Micron Technology, Inc., 5.88%, 02/09/33 ... 915 937,163
MKS Instruments, Inc., 1.25%, 06/01/30
(b)(l)
.. 477 461,736
NXP BV
3.40%, 05/01/30 .................. 147 134,678
2.50%, 05/11/31 .................. 654 556,855
2.65%, 02/15/32 .................. 1,254 1,052,470
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
. 220 207,130
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 606,545
19,137,101
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 3,452 3,280,595
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 326 316,791
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 860 890,195
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.65%, 05/15/28 ................ EUR 865 897,141
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.52%, 05/15/28 ................ 1,876 1,953,943
Central Parent LLC, 8.00%, 06/15/29
(b)
..... USD 571 579,231
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 488 482,236
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. USD 1,213 $ 1,129,973
4.88%, 07/01/29 .................. 910 848,312
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 .................. 3,534 3,468,773
9.00%, 09/30/29 .................. 3,842 3,900,758
8.25%, 06/30/32 .................. 2,445 2,519,696
Elastic NV, 4.13%, 07/15/29
(b)
.......... 613 568,292
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 531 531,225
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 469 442,563
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
................. 250 229,449
7.88%, 05/01/29
(c)
................. EUR 3,037 3,228,456
8.75%, 05/01/29
(b)
................. USD 200 204,473
McAfee Corp., 7.38%, 02/15/30
(b)
........ 629 610,901
Nutanix, Inc., 0.50%, 12/15/29
(b)(l)
........ 105 103,792
Oracle Corp.
4.20%, 09/27/29 .................. 2,975 2,873,766
2.95%, 04/01/30 .................. 5,702 5,147,261
4.30%, 07/08/34 .................. 1,227 1,127,930
4.70%, 09/27/34 .................. 406 384,786
SS&C Technologies, Inc.
(b)
5.50%, 09/30/27 .................. 411 407,059
6.50%, 06/01/32 .................. 778 784,794
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a)(c)
..... EUR 1,712 1,782,242
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 3,354 3,402,742
VMware LLC, 2.20%, 08/15/31 .......... 2,022 1,677,340
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
489 444,391
44,219,106
Specialized REITs — 0.1%
American Tower Corp.
5.50%, 03/15/28 .................. 1,539 1,561,749
5.80%, 11/15/28 .................. 163 167,334
2.30%, 09/15/31 .................. 83 69,009
5.40%, 01/31/35 .................. 3,146 3,111,657
Crown Castle, Inc.
4.00%, 03/01/27 .................. 21 20,634
5.00%, 01/11/28 .................. 97 96,914
3.80%, 02/15/28 .................. 622 598,514
4.80%, 09/01/28 .................. 41 40,535
5.60%, 06/01/29 .................. 201 204,888
3.10%, 11/15/29 .................. 404 367,569
2.25%, 01/15/31 .................. 43 36,135
5.10%, 05/01/33 .................. 390 379,832
5.80%, 03/01/34 .................. 124 126,327
Equinix, Inc.
3.20%, 11/18/29 .................. 441 405,424
2.15%, 07/15/30 .................. 60 51,638
2.50%, 05/15/31 .................. 172 147,015
3.90%, 04/15/32 .................. 169 155,659
Extra Space Storage LP
5.40%, 02/01/34 .................. 2,534 2,509,522
5.35%, 01/15/35 .................. 196 193,325
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 .................. 235 240,115
5.25%, 07/15/30 .................. 26 24,819
5.63%, 07/15/32 .................. 245 234,040
6.25%, 01/15/33 .................. 775 771,905
SBA Communications Corp., 3.13%, 02/01/29 347 313,214
11,827,773

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.3%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... EUR 2,302 $ 2,485,726
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. USD 123 117,895
4.75%, 03/01/30 .................. 89 83,237
5.00%, 02/15/32
(b)
................. 68 62,031
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 .................. EUR 1,855 1,931,128
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93%, 09/30/31
(a)
............... 1,814 1,875,279
Carvana Co.
(b)(i)
11.00%, (11.00% Cash or 13.00% PIK),
06/01/30 ..................... USD 896 939,278
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 1,117 1,278,407
CD&R Firefly Bidco plc
(c)
8.63%, 04/30/29 .................. GBP 1,799 2,347,885
Series JAN, 8.63%, 04/30/29 .......... 1,667 2,175,612
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 229,320
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 857 920,125
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a)(c)
..... 2,392 2,495,345
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 394 440,608
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
... EUR 1,891 2,017,556
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
USD 200 203,532
Goldstory SAS
(c)
6.75%, 02/01/30 .................. EUR 1,798 1,944,112
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.06%, 02/01/30
(a)
............... 496 517,365
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 144,288
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 474 447,056
Home Depot, Inc. (The), 4.95%, 06/25/34 ... 1,733 1,709,587
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
212 203,580
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 .................. 155 144,732
8.25%, 08/01/31 .................. 544 564,326
Lowe's Cos., Inc., 3.65%, 04/05/29 ....... 2,388 2,273,983
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 833 805,228
Staples, Inc., 10.75%, 09/01/29
(b)
........ 240 236,109
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 2,469 2,441,664
31,034,994
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
5.40%, 04/15/34 .................. 180 179,566
3.45%, 12/15/51 .................. 69 46,833
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
.... 170 174,514
Seagate HDD Cayman
(b)
8.25%, 12/15/29 .................. 241 256,784
8.50%, 07/15/31 .................. 85 90,895
748,592
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 415 383,628
4.13%, 08/15/31 .................. 40 34,801
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(f)(k)(l)
............ EUR 1,300 370,316
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 .................. USD 355 349,488
9.00%, 02/15/31 .................. 43 45,833
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 221 203,494
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.93%, 07/01/29
(a)(c)
. EUR 1,061 1,115,523
S&S Holdings LLC, 8.38%, 10/01/31
(b)
..... USD 86 86,608
2,589,691
Security
Par (000)
Par (000) Value
Tobacco — 0.1%
BAT Capital Corp.
4.70%, 04/02/27 .................. USD 1,776 $ 1,768,565
3.56%, 08/15/27 .................. 563 544,758
6.34%, 08/02/30 .................. 770 809,659
5.83%, 02/20/31 .................. 605 618,469
6.42%, 08/02/33 .................. 1,008 1,065,393
6.00%, 02/20/34 .................. 539 553,762
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,118,129
6,478,735
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 01/15/26 .................. 1,449 1,418,230
1.88%, 08/15/26 .................. 1,431 1,364,030
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.00%
(a)(j)
..................... 267 258,595
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,823 1,730,504
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
286 290,161
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50%, 05/01/28 .................. 888 868,503
7.88%, 12/01/30 .................. 288 303,125
7.00%, 05/01/31 .................. 1,341 1,368,012
7.00%, 06/15/32 .................. 632 644,457
5.88%, 04/15/33 .................. 805 776,843
GATX Corp., 3.50%, 03/15/28 .......... 225 214,808
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 126 115,156
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
..... 263 266,332
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 333 315,781
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 .................. 1,242 1,253,027
6.13%, 03/15/34 .................. 282 279,794
WESCO Distribution, Inc., 6.63%, 03/15/32
(b)
. 107 108,752
11,576,110
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(c)(j)
.. EUR 400 411,535
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 1,257 1,182,422
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 428 389,824
Eutelsat SA
(c)
2.25%, 07/13/27 .................. EUR 1,700 1,479,194
1.50%, 10/13/28 .................. 2,000 1,538,237
Kenbourne Invest SA, 4.70%, 01/22/28
(c)(e)(k)
.. USD 787 314,800
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,685 1,670,526
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 1,239 1,273,793
Rogers Communications, Inc., 3.80%, 03/15/32 USD 5,184 4,661,970
SoftBank Group Corp.
(c)
3.13%, 09/19/25 .................. EUR 1,611 1,656,084
5.00%, 04/15/28 .................. 247 262,347
5.38%, 01/08/29 .................. 1,714 1,840,735
3.38%, 07/06/29 .................. 100 100,044
4.00%, 09/19/29 .................. 2,688 2,758,958
3.88%, 07/06/32 .................. 1,645 1,619,088
5.75%, 07/08/32 .................. 2,688 2,926,507
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,400 1,455,796
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,027,030
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,584,939
(EUAMDB08 + 3.62%), 6.75% ........ 1,200 1,393,736
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,549,189

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
4.75%, 02/01/28 .................. USD 5,648 $ 5,612,766
4.95%, 03/15/28 .................. 1,777 1,777,842
3.88%, 04/15/30 .................. 2,183 2,054,176
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................. GBP 2,059 2,294,119
4.50%, 07/15/31
(c)
................. 2,770 2,956,268
5.63%, 04/15/32
(c)
................. EUR 1,396 1,473,244
7.75%, 04/15/32
(b)
................. USD 200 201,573
Vodafone Group plc
7.88%, 02/15/30 .................. 10 11,324
(5-Year EUR Swap Annual + 3.43%), 4.20%,
10/03/78
(a)(c)
................... EUR 439 463,264
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
................... GBP 2,384 2,963,936
(5-Year EUR Swap Annual + 3.00%), 2.63%,
08/27/80
(a)(c)
................... EUR 785 802,769
(5-Year EUR Swap Annual + 3.49%), 6.50%,
08/30/84
(a)(c)
................... 1,614 1,837,376
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86
(a)(c)
................... GBP 845 1,146,192
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 3,672 4,047,455
62,327,523
Total Corporate Bonds — 18.3%
(Cost: $1,953,751,881) ............................ 1,920,552,531
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc (RTX Corp.),
18.32%,  01/28/25 ................. USD 39 4,532,448
BMO Capital Markets Corp. (Boeing Co. (The)),
19.81%, 01/16/25 ................. 14 2,315,705
JPMorgan Structured Products BV (Airbus SE),
20.44%, 01/30/25 ................. EUR 24 3,527,318
Mizuho Markets Cayman LP (GE Aerospace),
11.57%,  01/24/25 ................. USD 61 10,334,163
Mizuho Markets Cayman LP (L3Harris
Technologies, Inc.), 15.52%, 02/20/25 .... 42 8,918,299
Morgan Stanley & Co. LLC (Howmet
Aerospace, Inc.), 10.24%, 02/14/25 ..... 44 4,844,177
34,472,110
Air Freight & Logistics — 0.0%
JPMorgan Structured Products BV (United
Parcel Service, Inc.), 9.39%, 01/30/25
(b)(c)
. 29 3,708,862
Automobile Components — 0.0%
(b)(c)
Societe Generale SA (Aptiv plc),
21.85%, 01/21/25 ................. 73 4,033,659
UBS AG (Lear Corp.), 23.50%,  01/16/25 .... 9 866,632
4,900,291
Automobiles — 0.1%
(b)(c)
JPMorgan Structured Products BV (General
Motors Co.), 32.73%, 02/14/25 ......... 69 3,688,179
UBS AG (General Motors Co.),
17.50%, 01/28/25 ................. 104 5,564,935
9,253,114
Banks — 0.8%
(b)(c)
Barclays Bank plc (PNC Financial Services
Group, Inc. (The)), 6.93%, 01/15/25 ..... 18 3,547,055
Barclays Bank plc (Wells Fargo & Co.)
13.12%, 01/14/25 ................. 51 3,597,215
17.49%, 02/06/25 ................. 244 17,251,253
Security
Par (000)
Par (000) Value
Banks (continued)
BMO Capital Markets Corp. (First Citizens
BancShares, Inc.), 27.19%, 02/25/25 .... USD 6 $ 12,869,783
BNP Paribas SA (JPMorgan Chase & Co.),
14.33%, 01/15/25 ................. 63 15,034,316
JPMorgan Structured Products BV (Banco
Santander SA), 17.07%, 02/18/25 ...... EUR 91 8,532,917
JPMorgan Structured Products BV (Bank of
America Corp.), 13.38%, 01/17/25 ...... USD 158 6,986,773
Mizuho Markets Cayman LP (Bank of America
Corp.), 11.22%, 01/15/25 ............ 82 3,631,463
Mizuho Markets Cayman LP ( Citigroup, Inc.),
10.02%, 01/14/25 ................. 36 2,519,179
Mizuho Markets Cayman LP (Comerica, Inc.),
16.42%, 01/22/25 ................. 36 2,237,840
Mizuho Markets Cayman LP (JPMorgan Chase
& Co.), 9.67%, 01/14/25 ............. 15 3,642,111
Mizuho Markets Cayman LP (Truist Financial
Corp.), 14.52%, 01/17/25 ............ 53 2,331,900
Royal Bank of Canada (Wells Fargo & Co.),
16.43%, 01/15/25 ................. 82 5,832,822
88,014,627
Beverages — 0.1%
(b)(c)
BMO Capital Markets Corp. (Constellation
Brands, Inc.), 16.36%, 02/25/25 ........ 15 3,274,299
BNP Paribas SA (Diageo plc), 15.41%,  01/14/25 GBP 63 1,922,415
Mizuho Markets Cayman LP (PepsiCo, Inc.),
11.87%, 02/10/25 ................. USD 19 2,985,305
Societe Generale SA (Coca-Cola Co. (The)),
8.83%, 02/13/25 .................. 60 3,750,727
Societe Generale SA ( Keurig Dr Pepper, Inc.),
16.71%, 02/10/25 ................. 43 1,366,697
13,299,443
Biotechnology — 0.0%
Royal Bank of Canada (AbbVie, Inc.),
17.20%, 02/04/25
(b)(c)
............... 7 1,260,248
Broadline Retail — 0.6%
(b)(c)
Citigroup, Inc. (Amazon.com, Inc.),
14.96%, 01/30/25 ................. 224 49,726,019
JPMorgan Structured Products BV (Alibaba
Group Holding Ltd.), 26.99%, 02/20/25 ... 30 2,618,399
Royal Bank of Canada (Amazon.com, Inc.),
14.69%, 01/16/25 ................. 18 3,876,560
Societe Generale SA (eBay, Inc.),
16.30%, 02/26/25 ................. 58 3,657,658
UBS AG (PDD Holdings, Inc.),
30.60%, 01/21/25 ................. 29 2,889,539
62,768,175
Building Products — 0.3%
(b)(c)
Barclays Bank plc (Allegion plc),
7.03%, 02/20/25 .................. 22 2,919,864
Barclays Bank plc (Johnson Controls
International plc), 14.67%, 02/03/25 ..... 48 3,839,567
Royal Bank of Canada (Owens Corning),
20.40%, 02/13/25 ................. 17 2,912,522
Societe Generale SA (Johnson Controls
International plc), 15.42%, 01/29/25 ..... 45 3,573,066
Societe Generale SA (Lennox International,
Inc.), 15.73%, 01/31/25 .............. 15 9,354,610
UBS AG (Trane Technologies plc),
11.30%, 02/03/25 ................. 20 7,370,566
29,970,195

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.7%
(b)(c)
BMO Capital Markets Corp. (LPL Financial
Holdings, Inc.), 17.87%, 01/30/25 ....... USD 21 $ 6,762,756
JPMorgan Structured Products BV (Charles
Schwab Corp. (The)), 11.92%, 01/21/25 .. 31 2,283,487
JPMorgan Structured Products BV (CME
Group, Inc.), 19.04%, 02/14/25 ........ 18 4,284,795
JPMorgan Structured Products BV (Goldman
Sachs Group, Inc. (The)), 14.22%, 01/16/25 8 4,781,441
JPMorgan Structured Products BV (Morgan
Stanley), 18.08%, 01/17/25 ........... 72 9,072,910
JPMorgan Structured Products BV (Raymond
James Financial, Inc.), 17.59%, 01/29/25 .. 27 4,157,972
JPMorgan Structured Products BV (S&P Global,
Inc.), 7.44%, 02/10/25 .............. 31 15,504,778
Mizuho Markets Cayman LP (Goldman Sachs
Group, Inc. (The)), 11.32%, 01/14/25 .... 6 3,606,391
Societe Generale SA (Nasdaq, Inc.),
11.30%, 01/31/25 ................. 69 5,414,650
UBS AG (Blackstone, Inc.), 11.90%, 01/27/25 . 41 7,181,019
UBS AG (Interactive Brokers Group, Inc.),
17.30%, 01/16/25 ................. 17 2,991,747
UBS AG (KKR & Co., Inc.), 12.50%, 02/07/25 . 40 6,030,658
72,072,604
Chemicals — 0.3%
(b)(c)
Barclays Bank plc (Air Products and Chemicals,
Inc.), 18.27%, 01/28/25 .............. 16 4,730,015
BMO Capital Markets Corp. (International
Flavors & Fragrances, Inc.),
16.23%, 02/03/25 ................. 54 4,603,972
BNP Paribas SA (Air Products and Chemicals,
Inc.), 15.55%, 02/04/25 .............. 12 3,590,220
BNP Paribas SA ( Sherwin-Williams Co. (The)),
7.30%, 01/27/25 .................. 16 5,558,748
Royal Bank of Canada (Axalta Coating Systems
Ltd.), 11.72%, 02/06/25 .............. 48 1,662,124
Societe Generale SA (Albemarle Corp.),
40.11%, 02/10/25 ................. 21 1,914,426
Societe Generale SA (CF Industries Holdings,
Inc.), 13.01%, 02/13/25 .............. 35 3,006,957
Societe Generale SA (Linde plc),
6.15%, 02/05/25 .................. 4 1,787,345
26,853,807
Commercial Services & Supplies — 0.1%
(b)(c)
Barclays Bank plc (Republic Services, Inc.),
7.93%, 02/27/25 .................. 33 6,619,055
BNP Paribas SA ( Rentokil Initial plc),
29.92%, 02/18/25 ................. GBP 233 1,172,309
7,791,364
Communications Equipment — 0.2%
(b)(c)
Morgan Stanley & Co. LLC (Arista Networks,
Inc.), 15.93%, 02/13/25 .............. USD 22 9,402,260
Royal Bank of Canada (Cisco Systems, Inc.),
17.63%, 01/16/25 ................. 112 6,611,119
16,013,379
Construction & Engineering — 0.1%
(b)(c)
JPMorgan Structured Products BV (Vinci SA),
20.11%, 01/21/25 ................. 47 3,590,097
Mizuho Markets Cayman LP (Vinci SA),
51.92%, 01/23/25 ................. 39 2,975,814
6,565,911
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
(b)(c)
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 10.80%, 02/13/25 ...... USD 4 $ 2,289,805
Royal Bank of Canada (Vulcan Materials Co.),
10.66%, 02/19/25 ................. 9 2,318,852
4,608,657
Consumer Finance — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Ally Financial,
Inc.), 17.77%, 01/22/25 .............. 96 3,507,611
UBS AG ( American Express Co.),
12.60%, 01/28/25 ................. 25 7,354,272
10,861,883
Consumer Staples Distribution & Retail — 0.4%
(b)(c)
Barclays Bank plc (Kroger Co. (The)),
9.52%, 01/21/25 .................. 42 2,544,086
BMO Capital Markets Corp. (US Foods Holding
Corp.), 11.56%, 02/13/25 ............ 63 4,241,024
HSBC Bank plc ( Sprouts Farmers Market, Inc.),
15.86%, 02/20/25 ................. 46 5,958,852
Mizuho Markets Cayman LP (Walmart, Inc.),
8.41%, 02/21/25 .................. 68 6,182,523
Societe Generale SA (Target Corp.),
12.83%, 01/08/25 ................. 51 6,612,269
UBS AG ( BJ's Wholesale Club Holdings, Inc.),
13.00%, 01/08/25 ................. 66 5,939,535
UBS AG (Dollar Tree, Inc.), 44.00%, 01/16/25 . 59 4,048,379
UBS AG (Walmart, Inc.), 11.00%, 01/08/25 ... 42 3,809,811
39,336,479
Containers & Packaging — 0.1%
BMO Capital Markets Corp. (Sealed Air Corp.),
16.77%, 02/03/25
(b)(c)
............... 144 4,924,718
Diversified Telecommunication Services — 0.1%
(b)(c)
HSBC Bank plc (Verizon Communications, Inc.),
18.41%, 02/06/25 ................. 112 4,462,008
Societe Generale SA (AT&T, Inc.),
18.32%, 01/24/25 ................. 402 9,138,939
13,600,947
Electric Utilities — 0.2%
(b)(c)
BNP Paribas SA (Entergy Corp.),
16.48%, 01/21/25 ................. 17 2,584,776
HSBC Bank plc (PG&E Corp.),
15.88%, 02/20/25 ................. 205 4,105,505
Morgan Stanley & Co. LLC (Constellation
Energy Corp.), 16.94%, 02/28/25 ....... 27 6,131,180
Royal Bank of Canada (American Electric
Power Co., Inc.), 16.36%, 01/16/25 ...... 41 3,805,867
UBS AG (Exelon Corp.), 14.20%, 02/10/25 ... 140 5,319,896
21,947,224
Electrical Equipment — 0.2%
(b)(c)
Morgan Stanley & Co. LLC (Eaton Corp. plc),
9.65%, 02/03/25 .................. 30 10,178,016
Royal Bank of Canada ( Sensata Technologies
Holding plc), 19.03%, 01/16/25 ........ 74 2,033,264
Societe Generale SA (Emerson Electric Co.),
12.76%, 02/06/25 ................. 39 4,813,205
UBS AG (GE Vernova, Inc.), 22.80%, 02/14/25 24 7,856,313
24,880,798
Electronic Equipment, Instruments & Components — 0.3%
(b)(c)
BMO Capital Markets Corp. (Corning, Inc.),
12.63%, 01/29/25 ................. 103 4,900,243
Citigroup, Inc. (Keysight Technologies, Inc.),
17.59%, 02/10/25 ................. 26 4,221,145
Royal Bank of Canada (Flex Ltd.),
19.34%, 01/30/25 ................. 261 10,011,108

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Royal Bank of Canada (Zebra Technologies
Corp.), 13.97%, 02/12/25 ............ USD 15 $ 5,980,370
Societe Generale SA (Amphenol Corp.),
12.00%, 01/22/25 ................. 68 4,729,366
29,842,232
Energy Equipment & Services — 0.1%
(b)(c)
Barclays Bank plc (Schlumberger NV),
21.96%, 01/22/25 ................. 58 2,239,502
Royal Bank of Canada (Baker Hughes Co.),
13.61%, 01/23/25 ................. 74 3,043,679
5,283,181
Entertainment — 0.3%
(b)(c)
BNP Paribas SA (Netflix, Inc.), 9.72%, 01/24/25 11 9,808,651
Mizuho Markets Cayman LP (Netflix, Inc.),
14.57%, 01/23/25 ................. 14 12,462,862
Societe Generale SA (Electronic Arts, Inc.),
16.32%, 01/28/25 ................. 38 5,589,188
Societe Generale SA (Walt Disney Co. (The)),
19.37%, 02/10/25 ................. 25 2,795,269
30,655,970
Financial Services — 0.7%
(b)(c)
Barclays Bank plc (PayPal Holdings, Inc.),
16.65%, 02/04/25 ................. 85 7,285,261
BMO Capital Markets Corp. (Global Payments,
Inc.), 19.34%, 02/13/25 .............. 43 4,847,711
HSBC Bank plc (Rocket Cos., Inc.),
17.97%, 01/30/25 ................. GBP 42 2,520,584
JPMorgan Structured Products BV (Visa, Inc.)
6.41%, 01/23/25 .................. USD 46 14,432,128
15.29%, 02/20/25 ................. 17 5,202,817
Mizuho Markets Cayman LP (Fidelity National
Information Services, Inc.)
19.22%, 01/23/25 ................. 87 7,134,487
8.87%, 02/25/25 .................. 82 6,661,087
Mizuho Markets Cayman LP (Mastercard, Inc.),
7.12%, 01/29/25 .................. 12 6,135,020
Royal Bank of Canada (Global Payments, Inc.),
18.40%, 01/16/25 ................. 24 2,660,497
Societe Generale SA (Voya Financial, Inc.),
18.95%, 01/28/25 ................. 59 4,101,518
UBS AG (Fiserv, Inc.), 10.90%, 02/06/25 .... 58 11,973,365
72,954,475
Food Products — 0.2%
(b)(c)
BMO Capital Markets Corp. (Mondelez
International, Inc.), 13.61%, 01/29/25 .... 69 4,169,684
Citigroup, Inc. (General Mills, Inc.),
15.68%, 02/03/25 ................. 68 4,335,995
JPMorgan Structured Products BV (Bunge
Global SA), 13.35%, 02/06/25 ......... 22 1,737,538
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 10.95%, 01/08/25 .............. 70 3,544,180
UBS AG (Kraft Heinz Co. (The)),
15.70%, 02/20/25 ................. 278 8,598,013
22,385,410
Ground Transportation — 0.2%
(b)(c)
BNP Paribas SA (Lyft, Inc.), 36.88%, 02/12/25 349 4,563,303
BNP Paribas SA ( Uber Technologies, Inc.),
13.24%, 02/10/25 ................. 140 8,583,627
Citigroup, Inc. (CSX Corp.), 12.15%, 01/24/25 104 3,380,731
Mizuho Markets Cayman LP (Uber
Technologies, Inc.), 13.82%, 02/06/25 .... 51 3,116,076
19,643,737
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.5%
(b)(c)
BMO Capital Markets Corp. (Zimmer Biomet
Holdings, Inc.), 10.80%, 02/06/25 ....... USD 46 $ 4,916,419
BNP Paribas SA (Baxter International, Inc.),
20.59%, 01/09/25 ................. 218 6,381,426
Citigroup, Inc. (Dexcom, Inc.), 29.98%, 02/07/25 48 3,764,238
JPMorgan Structured Products BV (Koninklijke
Philips NV), 20.50%, 01/14/25 ......... EUR 116 2,954,048
Mizuho Markets Cayman LP (Medtronic plc),
17.37%, 02/14/25 ................. USD 67 5,443,877
Royal Bank of Canada (Becton Dickinson &
Co.), 10.05%, 02/04/25 .............. 16 3,697,009
Royal Bank of Canada ( GE HealthCare
Technologies, Inc.), 10.49%, 02/05/25 .... 75 5,859,995
Royal Bank of Canada (Stryker Corp.),
9.55%, 01/29/25 .................. 17 5,989,374
Societe Generale SA (Align Technology, Inc.),
23.25%, 01/31/25 ................. 19 4,063,190
Societe Generale SA (Boston Scientific Corp.),
9.47%, 01/31/25 .................. 62 5,557,562
Societe Generale SA (Edwards Lifesciences
Corp.), 20.61%, 01/21/25 ............ 34 2,468,135
51,095,273
Health Care Providers & Services — 0.7%
(b)(c)
BMO Capital Markets Corp. (CVS Health Corp.),
23.40%, 02/03/25 ................. 165 7,475,639
BNP Paribas SA ( Humana, Inc.),
36.02%, 01/21/25 ................. 14 3,491,273
BNP Paribas SA (Labcorp Holdings, Inc.),
19.27%, 02/06/25 ................. 30 6,884,396
Citigroup, Inc. (Cardinal Health, Inc.),
17.72%, 01/09/25 ................. 106 12,057,346
Citigroup, Inc. (McKesson Corp.),
10.84%, 02/06/25 ................. 11 6,145,953
JPMorgan Structured Products BV (CVS Health
Corp.), 40.54%, 02/06/25 ............ 124 5,558,241
JPMorgan Structured Products BV (Humana,
Inc.), 27.06%, 01/29/25 .............. 27 6,908,799
Mizuho Markets Cayman LP (Centene Corp.),
19.01%, 02/06/25 ................. 44 2,606,421
Societe Generale SA (Centene Corp.),
26.06%, 02/10/25 ................. 30 1,781,404
Societe Generale SA (Cigna Group (The))
21.08%, 01/21/25 ................. 16 4,507,406
14.63%, 02/03/25 ................. 22 6,039,836
Societe Generale SA (Labcorp Holdings, Inc.),
10.65%, 02/14/25 ................. 27 6,158,986
Societe Generale SA (Molina Healthcare, Inc.),
21.86%, 02/07/25 ................. 21 6,080,851
UBS AG ( Elevance Health, Inc.),
24.40%, 02/20/25 ................. 5 1,655,100
77,351,651
Hotels, Restaurants & Leisure — 0.5%
(b)(c)
Barclays Bank plc (Shake Shack, Inc.),
23.88%, 02/13/25 ................. 23 2,940,354
BMO Capital Markets Corp. (Brinker
International, Inc.), 24.41%, 01/30/25 .... 29 3,759,347
BMO Capital Markets Corp. (Hyatt Hotels
Corp.), 15.73%, 02/25/25 ............ 20 3,050,859
Citigroup, Inc. (Royal Caribbean Cruises Ltd.),
21.39%, 01/30/25 ................. 25 5,936,110
HSBC Bank plc (Booking Holdings, Inc.),
8.61%, 02/20/25 .................. 2 8,771,352
JPMorgan Structured Products BV (Starbucks
Corp.), 11.39%, 01/29/25 ............ 45 4,101,937

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Mizuho Markets Cayman LP (Domino's Pizza,
Inc.), 14.67%, 02/25/25 .............. USD 5 $ 2,336,167
Royal Bank of Canada (Chipotle Mexican Grill,
Inc.), 12.30%, 02/04/25 .............. 38 2,320,419
Royal Bank of Canada (McDonald's Corp.),
10.01%, 02/04/25 ................. 25 7,268,605
Royal Bank of Canada (Yum! Brands, Inc.),
7.69%, 02/04/25 .................. 28 3,711,645
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 6.84%, 02/07/25 ........ 20 4,923,710
49,120,505
Household Durables — 0.1%
(b)(c)
BMO Capital Markets Corp. (Newell Brands,
Inc.), 25.07%, 01/09/25 .............. 188 1,813,704
Goldman Sachs International (Sony Group
Corp.), 11.02%, 02/06/25 ............ 246 4,915,451
JPMorgan Structured Products BV (Whirlpool
Corp.), 14.25%, 01/29/25 ............ 29 3,231,288
9,960,443
Household Products — 0.0%
BNP Paribas SA (Henkel AG & Co. KGaA),
13.32%, 01/14/25
(b)(c)
............... EUR 22 1,822,675
Industrial Conglomerates — 0.0%
BNP Paribas SA (Siemens AG),
20.75%, 01/30/25
(b)(c)
............... 13 2,379,968
Insurance — 0.4%
(b)(c)
BNP Paribas SA (Chubb Ltd.), 7.98%, 01/31/25 USD 22 6,150,441
Citigroup, Inc. (Aon plc), 9.15%, 02/04/25 ... 10 3,599,911
JPMorgan Structured Products BV (Progressive
Corp. (The)), 9.82%, 01/27/25 ......... 14 3,335,231
Mizuho Markets Cayman LP (Allstate Corp.
(The)), 8.82%, 02/05/25 ............. 13 2,538,878
Mizuho Markets Cayman LP ( Hartford Financial
Services Group, Inc. (The)), 6.52%, 01/31/25 21 2,364,819
Royal Bank of Canada (American International
Group, Inc.), 21.59%, 01/23/25 ........ 80 5,912,291
Societe Generale SA (Allstate Corp. (The)),
10.61%, 02/04/25 ................. 25 4,870,846
UBS AG (Fidelity National Financial, Inc.),
19.80%, 01/28/25 ................. 131 7,429,442
UBS AG (Willis Towers Watson plc),
16.10%, 02/20/25 ................. 19 5,951,242
42,153,101
Interactive Media & Services — 0.9%
(b)(c)
BNP Paribas SA (Alphabet, Inc.),
8.31%, 01/31/25 .................. 138 25,722,995
Mizuho Markets Cayman LP ( Meta Platforms,
Inc.), 12.10%, 01/31/25 .............. 33 19,160,600
Royal Bank of Canada (Alphabet, Inc.),
16.77%, 01/29/25 ................. 181 34,504,562
Societe Generale SA (Meta Platforms, Inc.),
20.68%, 01/29/25 ................. 33 19,586,977
98,975,134
IT Services — 0.1%
(b)(c)
UBS AG (Cognizant Technology Solutions
Corp.), 13.40%, 01/16/25 ............ 116 8,986,583
UBS AG ( Snowflake, Inc.), 26.70%, 01/08/25 . 22 3,392,401
12,378,984
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
25.72%,  01/23/25
(b)(c)
............... 60 3,393,214
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc (Fortrea Holdings, Inc.),
33.94%, 02/03/25 ................. USD 82 $ 1,496,199
Mizuho Markets Cayman LP (ICON plc),
34.87%, 02/14/25 ................. 11 2,288,329
Societe Generale SA (Charles River
Laboratories International, Inc.),
20.25%, 02/13/25 ................. 10 1,804,003
Societe Generale SA (Illumina, Inc.),
31.24%,  02/06/25 ................. 21 2,921,805
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 15.23%, 01/31/25 .............. 16 8,610,448
UBS AG (Danaher Corp.), 11.80%, 01/30/25 .. 21 4,831,263
21,952,047
Machinery — 0.2%
(b)(c)
BMO Capital Markets Corp. (Illinois Tool Works,
Inc.), 10.56%, 01/30/25 .............. 11 2,904,804
BNP Paribas SA ( Ingersoll Rand, Inc.),
11.03%, 02/12/25 ................. 25 2,263,566
Societe Generale SA (CNH Industrial NV),
20.04%, 02/10/25 ................. 193 2,220,566
Societe Generale SA (Parker-Hannifin Corp.),
8.77%, 01/29/25 .................. 5 2,946,154
Societe Generale SA (Westinghouse Air Brake
Technologies Corp.), 11.76%, 02/14/25 ... 31 5,954,097
UBS AG (Deere & Co.), 15.70%, 01/08/25 ... 14 5,989,584
22,278,771
Media — 0.3%
(b)(c)
Citigroup, Inc. (Comcast Corp.),
18.74%, 01/09/25 ................. 250 9,404,770
JPMorgan Structured Products BV (WPP plc),
16.80%, 02/18/25 ................. GBP 654 6,898,266
Mizuho Markets Cayman LP (Charter
Communications, Inc.), 22.72%, 02/04/25 . USD 13 4,527,586
Royal Bank of Canada (Fox Corp.),
18.01%, 01/23/25 ................. 48 2,245,033
Societe Generale SA (Comcast Corp.),
16.47%, 01/23/25 ................. 78 2,928,457
26,004,112
Metals & Mining — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Freeport-
McMoRan, Inc.), 19.82%, 01/24/25 ...... 40 1,538,426
Mizuho Markets Cayman LP (Teck Resources
Ltd.), 32.02%, 02/14/25 ............. 75 3,128,306
UBS AG (Freeport-McMoRan, Inc.),
22.60%, 01/24/25 ................. 100 3,841,456
8,508,188
Multi-Utilities — 0.0%
BNP Paribas SA (Sempra), 16.29%, 01/23/25
(b)
(c)
............................ 53 4,656,556
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc (Kosmos Energy Ltd.),
38.93%, 01/28/25 ................. 816 2,843,851
BMO Capital Markets Corp. (EQT Corp.),
19.46%,  01/09/25 ................. 74 2,982,192
BNP Paribas SA (BP plc), 22.30%, 02/18/25 .. GBP 1,411 6,932,388
BNP Paribas SA (EOG Resources, Inc.),
10.43%, 02/24/25 ................. USD 47 5,830,632
BNP Paribas SA (Marathon Petroleum Corp.),
13.83%, 01/31/25 ................. 32 4,562,565
JPMorgan Structured Products BV (Shell plc),
16.93%, 01/30/25 ................. GBP 236 7,348,268
30,499,896

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.3%
(b)(c)
BMO Capital Markets Corp. (Elanco Animal
Health, Inc.), 26.79%, 02/25/25 ........ USD 253 $ 3,029,421
BNP Paribas SA (Pfizer, Inc.), 16.67%, 01/31/25 480 12,617,424
Citigroup, Inc. (Eli Lilly & Co.),
29.03%, 02/25/25 ................. 3 2,333,390
JPMorgan Structured Products BV (Bayer AG),
21.70%, 01/14/25 ................. EUR 139 2,808,196
Mizuho Markets Cayman LP (Zoetis, Inc.),
11.82%, 02/12/25 ................. USD 28 4,586,239
Societe Generale SA (Bristol-Myers Squibb
Co.), 18.56%, 02/05/25 .............. 45 2,524,473
Societe Generale SA (GSK plc),
19.00%, 02/10/25 ................. 30 1,006,997
Societe Generale SA (Merck & Co., Inc.),
16.76%, 02/04/25 ................. 24 2,434,013
31,340,153
Professional Services — 0.4%
(b)(c)
BNP Paribas SA (Automatic Data Processing,
Inc.), 7.51%, 02/03/25 .............. 24 7,191,622
Citigroup, Inc. ( Dun & Bradstreet Holdings, Inc.),
24.10%, 02/25/25 ................. 233 2,875,560
Citigroup, Inc. (Equifax, Inc.), 13.69%, 02/07/25 7 1,849,360
Royal Bank of Canada (Automatic Data
Processing, Inc.), 10.54%, 01/30/25 ..... 12 3,628,957
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 15.75%, 01/23/25 ....... 157 11,760,249
Societe Generale SA (Leidos Holdings, Inc.),
17.65%, 01/28/25 ................. 37 5,483,996
Societe Generale SA (TransUnion),
17.06%, 02/13/25 ................. 38 3,534,480
UBS AG (Dun & Bradstreet Holdings, Inc.),
27.00%, 02/20/25 ................. 257 3,191,419
39,515,643
Real Estate Management & Development — 0.1%
Societe Generale SA (CBRE Group, Inc.),
11.77%, 02/14/25
(b)(c)
............... 41 5,446,766
Semiconductors & Semiconductor Equipment — 0.9%
(b)(c)
BMO Capital Markets Corp. (Intel Corp.),
27.90%, 01/21/25 ................. 108 2,195,855
Citigroup, Inc. (QUALCOMM, Inc.),
23.51%, 01/29/25 ................. 43 6,606,005
JPMorgan Structured Products BV (KLA Corp.),
14.38%, 01/27/25 ................. 9 6,016,975
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 12.12%, 02/18/25 .............. 29 4,779,855
Mizuho Markets Cayman LP (Lam Research
Corp.), 17.00%, 01/27/25 ............ 83 6,087,257
Royal Bank of Canada (NVIDIA Corp.),
14.59%, 02/24/25 ................. 276 37,188,227
Societe Generale SA (Texas Instruments, Inc.),
13.80%, 01/23/25 ................. 26 4,812,021
UBS AG (NVIDIA Corp.), 27.40%, 01/08/25 .. 169 22,806,110
90,492,305
Software — 1.3%
(b)(c)
BMO Capital Markets Corp. (Fair Isaac Corp.),
21.07%, 01/23/25 ................. 2 3,521,523
BNP Paribas SA (Microsoft Corp.),
7.57%, 01/31/25 .................. 44 18,745,738
Citigroup, Inc. (Microsoft Corp.),
16.77%, 02/25/25 ................. 17 7,310,110
HSBC Bank plc (Microsoft Corp.),
9.81%, 01/29/25 .................. 117 49,694,710
JPMorgan Structured Products BV (Intuit, Inc.),
9.64%, 02/24/25 .................. 12 7,377,303
Security
Par (000)
Par (000) Value
Software (continued)
JPMorgan Structured Products BV (Salesforce,
Inc.), 15.15%, 01/21/25 .............. USD 35 $ 11,769,138
Mizuho Markets Cayman LP (Adobe, Inc.),
11.47%, 03/13/25 ................. 27 12,170,126
Mizuho Markets Cayman LP (Palantir
Technologies, Inc.), 19.02%, 02/06/25 .... 77 5,532,510
Royal Bank of Canada (Cadence Design
Systems, Inc.), 15.82%, 02/11/25 ....... 17 4,994,601
Societe Generale SA (ServiceNow, Inc.),
15.13%, 01/24/25 ................. 13 14,338,012
UBS AG (Palo Alto Networks, Inc.),
19.60%, 01/08/25 ................. 16 5,677,733
141,131,504
Specialized REITs — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Crown Castle,
Inc.), 24.72%, 02/14/25 .............. 65 6,082,217
Mizuho Markets Cayman LP (VICI Properties,
Inc.), 13.72%, 02/20/25 .............. 59 1,764,205
7,846,422
Specialty Retail — 0.1%
(b)(c)
Royal Bank of Canada (Lowe's Cos., Inc.),
12.54%, 01/08/25 ................. 14 3,477,126
Royal Bank of Canada (Williams-Sonoma, Inc.),
24.49%, 01/08/25 ................. 11 1,976,722
Societe Generale SA (O'Reilly Automotive, Inc.),
10.27%, 02/07/25 ................. 3 3,645,287
UBS AG (TJX Cos., Inc. (The)),
6.40%, 01/08/25 .................. 52 6,289,397
15,388,532
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
BNP Paribas SA (Apple, Inc.), 5.22%, 01/29/25 217 54,272,970
Mizuho Markets Cayman LP (Western Digital
Corp.), 20.42%, 01/24/25 ............ 52 3,149,651
Societe Generale SA (HP, Inc.),
28.67%, 02/10/25 ................. 137 4,635,847
62,058,468
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
BNP Paribas SA (Deckers Outdoor Corp.),
13.58%, 01/31/25 ................. 11 2,018,791
Mizuho Markets Cayman LP (Deckers Outdoor
Corp.), 15.52%, 01/31/25 ............ 19 3,747,349
Royal Bank of Canada (Levi Strauss & Co.),
11.51%, 01/23/25 ................. 221 3,804,908
Societe Generale SA (NIKE, Inc.),
31.23%, 01/21/25 ................. 38 2,922,646
12,493,694
Tobacco — 0.2%
(b)(c)
JPMorgan Structured Products BV (British
American Tobacco plc), 20.93%, 01/14/25 . GBP 166 5,757,801
Societe Generale SA (Altria Group, Inc.),
22.27%, 01/29/25 ................. USD 90 4,798,085
UBS AG (Philip Morris International, Inc.),
13.80%, 02/07/25 ................. 96 11,735,220
22,291,106
Wireless Telecommunication Services — 0.1%
Societe Generale SA (T-Mobile US, Inc.),
8.65%, 01/24/25
(b)(c)
................ 23 5,126,854
Total Equity-Linked Notes — 15.0%
(Cost: $1,635,824,118) ............................ 1,573,531,806

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(f)
................. USD 13,200 $ 13,138,964
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan,
7.63%
,
 05/01/31 .................. 1,736 1,745,921
Media — 0.0%
Clear Channel International BV, 1st Lien Term
Loan, 7.50%
,
 08/12/27
(f)
............. 800 786,000
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 11/03/31
(f)
................. 2,528 2,528,000
Total Fixed Rate Loan Interests — 0.2%
(Cost: $18,266,264) ............................... 18,198,885
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03%, 05/25/28 .......... 5,474 3,656,499
Bleriot US Bidco, Inc., 1st Lien Term Loan,
10/31/30
(o)
...................... 1,327 1,332,629
Cobham Ultra US Co-Borrower LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.24%
,
 08/03/29 .. 1,249 1,243,662
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
 10/31/31 ....... 2,323 2,332,000
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
 10/31/31 ....... 884 886,888
GOAT Holdco LLC, 1st Lien Term Loan B,
12/10/31
(o)
...................... 683 682,659
Ovation Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
 04/19/31 .................. 1,187 1,193,708
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
 02/01/28 .................. 3,210 2,980,381
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.36%
,
 02/01/29 ................. 913 736,215
Propulsion BC Newco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 09/14/29 ............ 278 280,267
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
 11/06/28 ....... 595 596,702
Signia Aerospace LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
 11/21/31 ............. 437 436,484
TransDigm, Inc., 1st Lien Term Loan J, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
 02/28/31 .................. 10,902 10,916,560
TransDigm, Inc., 1st Lien Term Loan K, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
 03/22/30 .................. 1,131 1,134,222
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan L, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
 01/19/32 .................. USD 1,210 $ 1,211,855
29,620,731
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
 02/06/29 ............ 3,067 2,897,720
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
 05/06/30 .................. 4,545 4,558,682
Gates Global LLC, 1st Lien Term Loan B5,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
 06/04/31 ............. 1,715 1,716,699
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.62%
,
 11/17/28 .................. 1,857 1,800,213
10,973,314
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.86%
,
 07/02/31
(a)
.......... 1,768 1,767,539
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(o)
...................... 3,685 2,412,919
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
 01/24/30 ................. 2,461 815,082
3,228,001
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
 11/15/28
(a)
........... 3,759 3,780,631
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
 11/23/28
(f)
819 816,726
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30 ............. 5,346 5,347,752
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
 12/21/27 .................. 473 297,093
6,461,571
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.36%
,
 09/26/31 ............ 1,134 1,137,707
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
 05/14/29 .................. 537 538,912
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.71%
,
 11/03/28 .................. 3,770 3,788,110
Cornerstone Building Brands, Inc., 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.75%
,
 04/12/28 .. 335 319,274
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.42%
,
 11/23/27 ............. 767 746,210

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
 10/02/28 ............ USD 905 $ 908,969
Wilsonart LLC, 1st Lien Term Loan, 08/05/31
(o)
3,873 3,877,669
11,316,851
Capital Markets — 0.2%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
 08/09/30 ............ 976 977,054
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.27%
,
 12/20/29 .................. 2,327 2,331,574
Azalea Topco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
 04/30/31 .................. 1,081 1,083,323
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
11/25/31
(o)
...................... 1,548 1,559,331
Castlelake Aviation One LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.11%
,
 10/22/27 ....... 689 690,490
Castlelake Aviation One LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.86%
,
 10/22/26 ....... 2,355 2,358,546
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.38%
,
 04/07/28 . 1,632 1,639,551
Focus Financial Partners LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
 09/11/31 ....... 1,766 1,781,079
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.82%
,
 05/31/31 ....... 435 434,553
Grant Thornton Advisors LLC, 1st Lien Term
Loan B, 06/02/31
(o)
................. 189 188,658
Jane Street Group LLC, 1st Lien Term Loan,
12/15/31
(o)
...................... 1,391 1,385,379
Jefferies Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 10/21/31 ............ 992 995,105
Learning Care Group US No. 2, Inc., 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.52%
,
 08/11/28 ... 237 239,009
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.33%
,
 07/25/31
(f)
...... 212 213,590
Osaic Holdings, Inc., 1st Lien Term Loan B4,
08/17/28
(o)
...................... 1,649 1,653,371
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
 06/25/31 ....... 872 872,905
Planet US Buyer LLC, 1st Lien Term Loan,
02/07/31
(o)
...................... 1,172 1,180,846
19,584,364
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.96%
,
 10/02/28 .................. 613 615,682
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.46%
,
 11/24/27 ....... 618 617,730
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations LLC,
1st Lien Term Loan, (6-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 9.10%
,
 08/27/26 . USD 484 $ 410,896
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.57%
,
 08/18/28 ............ 858 860,993
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
 12/29/27 ............ 351 312,842
Derby Buyer LLC, 1st Lien Term Loan,
11/01/30
(o)
...................... 3,350 3,358,372
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 8.95%
,
 10/04/29 ............ 182 182,362
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
 06/12/31 .. 1,817 1,822,372
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 12/18/30 ............. 2,925 2,927,054
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
 02/15/30 .................. 1,187 1,193,291
Ineos US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
 02/18/30 ............ 632 633,887
Ineos US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
 10/07/31
(f)
............ 740 746,475
Lonza Group AG, Facility 1st Lien Term Loan B,
07/03/28
(o)
...................... 2,189 2,142,929
LSF11 A5 HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
 10/16/28 ............ 2,347 2,358,658
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.34%
,
 11/21/31
(f)
............ 1,063 1,065,658
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.36%
,
 03/29/28 .. 2,875 2,903,737
Nouryon Finance BV, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
 04/03/28 ............ 1,949 1,960,560
Olympus Water US Holding Corp., 1st Lien
Term Loan B5, 06/20/31
(o)
............ 2,084 2,088,166
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.36%
,
 06/23/25
(f)
192 197,476
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
 12/31/26 . 1,713 1,462,435
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
 09/11/31 ............. 686 688,572
Potters Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.11%
,
 12/14/27 .................. 608 613,470
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.80%
,
 08/02/30 ............ 2,188 2,200,956

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
W.R. Grace Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
 09/22/28 ............ USD 3,132 $ 3,157,357
34,521,930
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.35%
,
 10/24/30
(f)
.. 670 676,517
Allied Universal Holdco LLC, 1st Lien Term
Loan, 05/12/28
(o)
.................. 6,329 6,344,285
Aramark Services, Inc., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 06/24/30 ............ 3,544 3,559,512
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B, 08/02/28
(f)(o)
................ 4,192 4,223,820
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
 09/06/27 ............ 1,946 1,947,481
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 10/10/28 .................. 1,669 1,680,511
Covanta Holding Corp., 1st Lien Loan B,
11/30/28
(o)
...................... 2,194 2,198,461
Froneri International Ltd., Facility 1st Lien Term
Loan B4, 09/17/31
(o)
................ 5,574 5,575,392
Garda World Security Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.90%
,
 02/01/29 ....... 963 965,105
GFL Environmental, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
 07/03/31 ............ 919 919,699
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
 10/17/30 ....... 745 749,032
LABL, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
 10/30/28 .................. 1,685 1,625,642
Madison Safety & Flow LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
 09/26/31 ....... 501 504,030
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1D, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.22%
,
 07/31/28 .. 195 195,679
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.52%
,
 10/15/30 .. 836 837,109
Reworld Holding Corp., 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.70%
,
 11/30/28 ............. 169 168,725
Ryan LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.07%
,
 11/14/30 .................. 110 110,375
Skopima Consilio Parent LLC, 1st Lien Term
Loan, 05/12/28
(o)
.................. 503 504,257
Tempo Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 08/31/28 ............ 4,504 4,517,560
TruGreen LP, 1st Lien Term Loan B, 11/02/27
(o)
1,058 1,027,245
Vestis Corp., 1st Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.76%
,
 02/24/31 .................. 1,506 1,506,817
39,837,254
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.37%
,
 10/24/30 .................. USD 2,120 $ 2,125,101
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.97%, 03/02/29 .......... 1,207 1,082,786
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.06%, 05/30/30 .......... 511 455,231
3,663,118
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.32%
,
 04/18/31 .................. 1,519 1,531,225
Arcosa, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.71%
,
 08/15/31 .................. 1,022 1,029,009
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
 08/01/30 ....... 4,739 4,598,463
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.84%
,
 11/03/31 ............. 408 409,277
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.47%
,
 01/21/28 .................. 1,971 1,984,403
Refficiency Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.96%
,
 12/16/27 ............ 473 474,850
10,027,227
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 01/31/31 .................. 2,595 2,601,468
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.57%
,
 03/08/29 ................. 733 719,830
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
 04/30/29 ....... 1,445 1,427,576
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
 04/14/31 ............ 617 616,631
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 03/19/29 ............ 635 634,570
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.86%
,
 04/02/29
(f)
.. 522 527,564
Standard Building Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 09/22/28 ....... 593 593,622
Summit Materials LLC, 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.15%
,
 01/12/29 ............ 694 693,882
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C, 10/19/29
(o)
......... 4,448 4,451,914
12,267,057

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
(a)
EG Finco Ltd., 1st Lien Term Loan B, 02/07/28
(o)
USD 453 $ 456,479
Magnavale Holdings Ltd., Facility Term Loan,
(3-mo. SONIA at 0.00% Floor + 3.75%),
8.67%
,
 04/12/28
(f)
................. GBP 10,046 12,579,587
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 11/22/28 ........... USD 1,076 1,082,692
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 10/03/31 ........... 1,072 1,077,478
15,196,236
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.53%
,
 11/29/30 ....... 5,258 5,281,585
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.59%
,
 04/15/27 .................. 1,515 1,524,237
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
 07/31/26 .................. 471 473,836
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
 09/15/28 ........... 1,181 1,189,805
8,469,463
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60%
,
 10/28/27
(a)
................. 1,768 1,488,632
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, 11/24/28
(o)
............. 2,313 2,317,034
Kuehg Corp., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%), 7.28%
- 7.84%
,
 06/12/30 ................. 980 989,230
OMNIA Partners LLC, 1st Lien Term Loan B,
07/25/30
(o)
...................... 1,200 1,204,932
Preferred SPV Borrower, 1st Lien Term Loan
B, (12-mo. CME Term SOFR + 5.00%),
9.17%
,
 06/30/31
(f)
................. 79 79,157
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
 09/30/30 ....... 2,031 2,041,575
URSA Minor US Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
 03/26/31 ............ 939 945,845
Veritas Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
 06/30/31
(f)
................ 220 218,867
Wand NewCo 3, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
 01/30/31 ............ 3,159 3,168,781
WCG Intermediate Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.86%
,
 01/08/27 ............ 782 784,323
11,749,744
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
 01/30/26
(f)
................. USD 453 $ 418,860
Connect Finco SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.86%
,
 09/13/29 ............ 1,086 947,801
Iridium Satellite LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.61%
,
 09/20/30 ............ 879 875,188
Level 3 Financing, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
 04/16/29 ............ 690 702,561
Level 3 Financing, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
 04/15/30 ............ 695 707,542
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
 06/01/28 ............ 411 410,651
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
 04/16/29 ........... 775 727,073
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
 04/15/30 ........... 792 736,458
Orbcomm, Inc., 1st Lien Term Loan, 09/01/28
(o)
964 854,417
Radiate Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
 09/25/26 ............ 3,770 3,287,721
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.76%
,
 01/31/29 ....... 795 789,785
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.47%
,
 03/09/27 ............ 6,319 5,905,431
16,363,488
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.32%
,
 05/30/31 ....... 362 364,186
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan B, 05/22/31
(o)
................. 221 222,277
NRG Energy, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
 04/16/31 .................. 1,746 1,745,905
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 12/20/30 ............. 1,652 1,653,634
3,986,002
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.50%),
9.57%
,
 06/23/28
(a)
................. 2,677 2,689,899
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.09%
,
 06/20/31 .................. 607 607,709
Coherent Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
 07/02/29 .................. 2,320 2,322,731
2,930,440

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.47%
,
 07/22/30 ............ USD 2,528 $ 2,516,185
Creative Artists Agency LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
 10/01/31 ....... 4,540 4,556,336
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
09/10/31
(o)
...................... 2,520 2,523,399
Liberty Media Corp., 1st Lien Term Loan,
08/01/31
(o)
...................... 1,258 1,259,895
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.22%
,
 10/19/26 ....... 3,054 3,047,071
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
 11/13/29 ........... 2,365 2,335,599
NEP Group, Inc., 1st Lien Term Loan B,
08/19/26
(o)
...................... 1,334 1,212,786
Playtika Holding Corp., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.22%
,
 03/13/28 ....... 2,353 2,356,912
UFC Holdings LLC, 1st Lien Term Loan B4,
11/14/31
(o)
...................... 2,318 2,328,014
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.22%
,
 05/19/25 .. 3,900 3,904,621
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
 01/24/31 ............ 4,641 4,626,680
30,667,498
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (12-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.62%
,
 12/21/28 .. 2,745 2,752,981
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
 01/03/29 .................. 1,649 1,648,238
Belron Finance US LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.27%
,
 10/16/31 ............ 2,351 2,370,222
Boost Newco Borrower LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.83%
,
 01/31/31 ........... 5,399 5,420,850
BSREP II Houston Office 1HC Owner LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.21%), 6.61%
,
 01/09/25
(f)
.. 42,968 18,903,779
Cogeco Financing 2 LP, 1st Lien Term Loan B,
09/01/28
(o)
...................... 913 906,537
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
 05/19/31 .................. 2,137 2,130,534
CPI Holdco B LLC, 1st Lien Term Loan B,
05/19/31
(o)
...................... 1,059 1,057,676
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.08%
,
 04/09/27 ....... 3,559 3,474,841
Deerfield Holdings Corp., 2nd Lien Term Loan,
04/07/28
(o)
...................... 1,357 1,291,300
FinCo I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
 06/27/29 .................. 189 189,409
Security
Par (000)
Par (000) Value
Financial Services (continued)
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
 01/31/30 ............ USD 165 $ 164,731
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.05%
,
 05/31/29
(f)
................. 8,500 8,547,593
HLP Hotel LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.55%),
8.03%
,
 09/09/26
(f)
................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.22%
,
 12/09/26
(f)
............ 10,045 10,044,737
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
 02/18/31 ............ 2,335 2,348,466
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.44%
,
 11/17/31 ... 2,115 2,116,988
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
 05/30/31 ....... 2,817 2,818,715
Terranea Resort, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.35%),
8.90%
,
 01/01/28
(f)
................. 5,600 5,600,000
82,387,597
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.22%
,
 10/01/25 .. 1,295 1,262,643
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 7.72%, 10/25/27 .......... 4,552 4,583,845
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11%, 10/25/27 ........... 707 711,942
H-Food Holdings LLC, 1st Lien Term Loan,
(US Prime Rate at 0.00% Floor + 4.69%),
12.44%
,
 05/23/25
(e)(k)
............... 567 281,591
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
 11/13/29 ....... 782 783,366
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
 03/31/28 ............ 1,196 1,203,897
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
 01/20/28 ............. 2,844 2,847,723
11,675,007
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%
,
 02/03/31
(a)
...... 807 808,282
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.22%
,
 08/06/27 ....... 1,413 1,395,920
Genesee & Wyoming, Inc., 1st Lien Term Loan,
04/10/31
(o)
...................... 5,878 5,860,927
Hertz Corp. (The), 1st Lien Term Loan B,
06/30/28
(o)
...................... 1,195 1,073,900
Hertz Corp. (The), 1st Lien Term Loan C,
06/30/28
(o)
...................... 233 209,731
8,540,478

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.0%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
 05/10/27 ............ USD 3,557 $ 3,567,386
Bausch + Lomb Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
 09/29/28 ............ 934 937,678
4,505,064
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.44%
,
 09/29/28 ....... 1,645 1,648,783
Concentra Health Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
 07/26/31
(f)
...... 488 490,826
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.59%
,
 08/01/29 ............ 392 394,539
Examworks Bidco, Inc., 1st Lien Term Loan,
11/01/28
(o)
...................... 3,017 3,026,074
EyeCare Partners LLC, 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
 08/31/28 ............ 499 503,485
EyeCare Partners LLC, 1st Lien Term Loan B,
11/30/28
(o)
...................... 1,609 1,233,633
EyeCare Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
 11/30/28
(e)(f)(k)
......... 49 9,747
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
 11/01/28 ....... 1,409 988,210
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.69%
,
 11/01/29 ....... 404 202,000
Medline Borrower LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 10/23/28 ............ 10,847 10,876,040
Oculus Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
 11/08/27 ............. 2,425 2,437,825
Option Care Health, Inc., 1st Lien Term Loan B,
10/27/28
(o)
...................... 3,344 3,359,495
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
 10/24/31 ....... 735 735,870
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.09%
,
 12/19/30 ....... 1,981 1,994,523
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
 08/01/31 .................. 599 603,232
28,504,282
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
02/15/29
(o)
...................... 5,446 5,451,934
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.55%
,
 05/01/31 .................. 3,938 3,955,539
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
 10/01/27 ............ 2,624 2,535,419
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
 11/03/31 ....... 1,272 1,278,492
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
 06/02/28 .................. USD 5,950 $ 5,956,207
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.32%
,
 10/22/29 ............ 836 838,590
20,016,181
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 05/18/30
(a)
........... 749 748,092
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC ULC, 1st Lien Term Loan B5,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 09/20/30 ............. 2,610 2,594,328
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
 02/02/26 ....... 2,612 1,676,233
Alterra Mountain Co., 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 05/31/30 ............ 1,432 1,442,004
Bally's Corp., Facility 1st Lien Term Loan B,
10/02/28
(o)
...................... 2,010 1,897,013
Caesars Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
 02/06/30 ....... 931 930,473
Caesars Entertainment, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
 02/06/31 ....... 5,509 5,511,075
Carnival Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.11%
,
 08/09/27 .................. 851 855,290
Cedar Fair LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
 05/01/31 .................. 577 578,000
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.46%
,
 03/17/28
(f)
...... 1,965 1,964,986
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
 12/02/31 ............ 590 589,262
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
 01/29/29 ............ 5,770 5,786,347
Flutter Entertainment plc, 1st Lien Term Loan B,
11/25/30
(o)
...................... 4,534 4,519,606
Four Seasons Hotels Ltd., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
 11/30/29 ............. 3,917 3,920,317
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
 11/01/29 ....... 1,557 1,553,220
Herschend Entertainment Co. LLC, 1st Lien
Term Loan, 08/28/28
(o)
.............. 231 231,919
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.09%
,
 11/08/30 ... 3,163 3,176,789
IRB Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
 12/15/27 ............ 2,270 2,270,714
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.63%
,
 04/16/29 ....... 1,811 1,815,842

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.71%
,
 03/02/28 ............ USD 1,099 $ 547,488
Penn National Gaming, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 05/03/29 ............ 2,741 2,748,338
Playa Resorts Holding BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
 01/05/29 ............. 643 643,047
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
 04/04/29 ....... 721 722,081
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
 12/04/31 .. 798 795,117
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.33%
,
 10/25/26
(f)
............ 7,532 7,488,796
Station Casinos LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.38%
,
 03/14/31 ....... 3,544 3,545,919
Whatabrands LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 08/03/28 ............ 4,079 4,082,681
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 05/24/30 ....... 1,735 1,735,503
63,622,388
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
 05/17/28 ............ 1,228 989,317
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.02%
,
 02/25/29 ............ 3,667 3,657,784
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.94%
,
 06/29/28 ...... 658 552,695
SWF Holdings I Corp. Delayed Draw Loan First
Lien, 10/06/28
(o)
................... 415 401,858
SWF Holdings I Corp. Term Loan First Lien,
10/06/28
(o)
...................... 311 316,300
SWF Holdings I Corp. Term Loan Second Lien,
10.81%
,
 12/19/31 ................. 2,995 2,680,941
Tempur Sealy International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
 10/24/31 ............ 745 746,162
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
 10/29/27 ....... 3,935 3,916,565
13,261,622
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 12/22/27
(a)
........... 472 472,218
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, 07/19/30
(o)
.............. 2,279 2,272,444
Calpine Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.57%
,
 01/31/31 .................. 481 479,686
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Exgen Renewables IV LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.76%
,
 12/15/27 ............ USD 1,838 $ 1,843,169
Talen Energy Supply LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.02%
,
 12/11/31 ............. 403 404,007
4,999,306
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
 10/09/31 ............ 362 363,810
EMRLD Borrower LP, 1st Lien Term Loan,
08/04/31
(o)
...................... 2,242 2,248,928
EMRLD Borrower LP, 1st Lien Term Loan B,
05/31/30
(o)
...................... 4,184 4,195,971
6,808,709
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
 09/19/31 ....... 7,678 7,690,084
AmWINS Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.72%
,
 02/21/28 ............ 3,926 3,935,642
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B, 12/06/31
(o)
................. 4,011 4,008,109
AssuredPartners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
 02/14/31 ............ 6,432 6,440,215
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.61%
,
 05/26/31 . 935 938,917
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B, 05/27/31
(o)
....... 333 334,458
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
 06/20/30 ............ 5,279 5,305,014
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
 03/15/30 . 1,130 1,134,559
Ryan Specialty Group LLC, 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.61%
,
 09/15/31 ........... 2,752 2,759,047
Truist Insurance Holdings LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
 05/06/31 ....... 1,942 1,945,167
USI, Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 2.25%), 6.85%
,
 09/27/30 ...... 1,097 1,093,931
USI, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR + 2.25%), 6.85%
,
 11/21/29 ... 3,931 3,920,384
39,505,527
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
 01/31/31
(a)
...... 2,713 2,708,444
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
 08/21/28 .................. 1,633 1,632,521
Asurion LLC, 1st Lien Term Loan B12,
09/19/30
(o)
...................... 878 874,666

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
 12/23/26 .................. USD 1,783 $ 1,781,334
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
 01/31/28 .................. 1,054 1,026,902
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
 01/19/29 .................. 618 595,017
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
 07/06/29 .................. 4,523 4,456,185
Epicor Software Corp., 1st Lien Term Loan E,
05/30/31
(o)
...................... 4,598 4,627,485
Fortress Intermediate 3, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
 06/27/31 ....... 739 740,537
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 05/30/31 ....... 3,975 3,969,806
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, 11/09/29
(o)
................ 1,502 1,500,719
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35%, 07/27/28 .......... 1,570 651,462
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84%, 07/27/28 .......... 151 153,288
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.60%, 07/27/28 .......... 379 349,044
Mitchell International, Inc., 1st Lien Term Loan,
06/17/31
(o)
...................... 3,352 3,348,852
Mitchell International, Inc., 2nd Lien Term Loan,
06/07/32
(o)
...................... 700 690,816
Modena Buyer LLC, 1st Lien Term Loan,
07/01/31
(o)
...................... 1,481 1,430,217
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B, 10/28/30
(o)
......... 336 337,942
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
 07/16/31 ....... 2,138 2,150,947
Quartz Acquireco LLC, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
 06/28/30
(f)
............ 1,995 2,007,753
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
 07/31/31 . 5,224 5,249,798
37,575,291
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.46%
,
 12/01/28 .. 629 613,189
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%
,
 05/30/28 ............ 404 405,496
1,018,685
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
 11/08/27 ............. 116 116,243
Fortrea Holdings, Inc., 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
 07/01/30
(f)
............ 385 387,642
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
 07/03/28 ............ USD 590 $ 593,309
IQVIA, Inc., 1st Lien Term Loan B4, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
 01/02/31 .................. 1,640 1,650,273
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.62%
,
 10/19/27 .. 713 709,001
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
 07/03/28 ............ 147 147,824
Star Parent, Inc., 1st Lien Term Loan,
09/27/30
(o)
...................... 1,940 1,893,075
5,497,367
Machinery — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
 07/31/28 ............ 2,351 2,351,200
Albion Financing 3 SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
 08/17/29 ............ 2,546 2,566,738
Barnes Group, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
 08/30/30 ............ 1,563 1,563,029
Chart Industries, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
 03/15/30 ............ 663 665,389
Clark Equipment Co., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
 04/20/29 ............ 945 946,697
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
 05/15/28
(f)
............ 707 710,949
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
 10/23/28 ............ 3,942 3,968,514
Generac Power Systems, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
 06/12/31
(f)
...... 813 817,027
GrafTech International Ltd., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.17%
,
 12/21/29
(f)
........... 197 187,696
GrafTech International Ltd., Delayed Draw 1st
Lien Term Loan, 0.00%
,
 11/13/29
(f)
...... 113 114,284
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
 02/15/29 .. 5,363 5,403,330
Madison IAQ LLC, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.89%
,
 06/21/28 .................. 3,703 3,712,564
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.47%
,
 10/04/28 .................. 950 954,161
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D, 11/22/29
(o)
....... 3,894 3,900,778
SPX FLOW, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
 04/05/29 .................. 2,308 2,325,579
TK Elevator Midco GmbH, 1st Lien Term Loan
C, (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
 04/30/30 ............ 5,971 6,010,662

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Vertiv Group Corp., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.19%
,
 03/02/27 ............ USD 3,336 $ 3,336,294
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
 12/18/28 .................. 1,232 771,386
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.80%
,
 01/27/31 ............ 1,736 1,735,286
Westinghouse (Wec US Hldngs, Inc.), 1st Lien
Term Loan, (1-mo. CME Term SOFR +
2.25%), 6.80%
,
 10/01/31 ............ 114 114,409
42,155,972
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
 08/15/28 ............ 2,970 2,375,327
Charter Communications Operating LLC, 1st
Lien Term Loan B4, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
 12/09/30 . 1,200 1,196,098
Charter Communications Operating LLC, 1st
Lien Term Loan B5, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.78%
,
 12/15/31 . 1,200 1,196,481
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
 08/23/28 .. 656 658,697
CSC Holdings LLC, 1st Lien Term Loan B5,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
 04/15/27 ............ 2,786 2,566,231
DIRECTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
 08/02/27 ............ 871 872,783
ECL Entertainment LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
 08/30/30 ....... 847 850,923
Fleet Midco I Ltd., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
 02/21/31
(f)
............ 500 502,246
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
 05/23/29 ............ 418 394,569
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.36%
,
 06/30/28 ....... 1,161 1,170,013
Speedster Bidco GmbH, 1st Lien Term Loan B,
10/17/31
(o)
...................... 3,074 3,079,134
Ziggo Financing Partnership, 1st Lien Term
Loan I, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.01%
,
 04/28/28 ....... 1,087 1,081,163
15,943,665
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.57%
,
 11/22/30 ............. 811 811,014
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
 12/21/28 ....... 3,861 3,875,339
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
 10/04/30 ....... 235 235,895
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.96%
,
 09/19/29 ....... USD 314 $ 314,841
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.42%
,
 01/31/28 .................. 756 757,726
New Fortress Energy, Inc., 1st Lien Term Loan,
10/30/28
(o)
...................... 1,575 1,502,582
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.51%
,
 10/05/28 . 2,341 2,353,207
9,850,604
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
 04/20/28 ............ 1,301 1,333,583
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
 03/21/31 .................. 2,912 2,921,285
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%, 01/29/27 .......... 1,846 1,840,334
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.26%, 02/07/28 .......... 2,119 2,126,580
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.96%, 06/04/29 .......... 1,623 1,623,957
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
 08/13/29 ............ 1,002 1,008,964
United Airlines, Inc., Facility 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.63%
,
 02/24/31 ............ 1,653 1,656,270
12,510,973
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.86%
,
 05/04/28 ....... 1,549 1,590,246
Bausch Health Cos., Inc., 1st Lien Term Loan,
02/01/27
(o)
...................... 1,259 1,226,629
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.40%
,
 08/02/27 ............ 1,615 1,611,872
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.82%
,
 05/05/28 ........... 4,601 4,609,753
Organon & Co., 1st Lien Term Loan, (12-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.74%
,
 05/19/31 .................. 1,628 1,630,452
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 04/20/29 ............ 671 671,912
Precision Medicine Group LLC, 1st Lien Term
Loan, 11/18/27
(o)
.................. 1,047 1,045,275
12,386,139
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.97%
,
 02/04/28 .................. 2,512 2,519,034
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 09/29/31 ............ 2,344 2,334,225

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
 06/02/28 .................. USD 3,291 $ 3,245,391
Dayforce, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
 02/28/31
(f)
................. 3,322 3,338,328
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.59%
,
 01/18/29 ....... 8,749 8,750,080
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
 06/22/29 .................. 832 835,732
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B, (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
 04/28/28 . 3,187 3,182,020
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
 04/30/29 ............ 812 718,294
Trans Union LLC, 1st Lien Term Loan B9,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.35%
,
 01/24/31 ............ 3,943 3,933,883
TransUnion LLC, 1st Lien Term Loan B8,
06/24/31
(o)
...................... 1,404 1,401,253
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.32%
,
 09/28/29 .. 811 811,377
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
11/26/31
(o)
...................... 1,265 1,268,162
32,337,779
Real Estate Management & Development — 0.0%
(a)(f)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
 01/31/30 .. 507 511,797
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.36%
,
 01/31/30 . 1,224 1,226,850
1,738,647
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
 07/06/29 .................. 938 943,409
MKS Instruments, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
 08/17/29 ............ 2,198 2,202,482
3,145,891
Software — 0.8%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 02/24/31 ............ 4,777 4,820,280
Barracuda Networks, Inc., 1st Lien Term Loan,
08/15/29
(o)
...................... 1,360 1,255,004
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
 07/30/31 ............ 1,670 1,682,341
Capstone Borrower, Inc., 1st Lien Term Loan B,
06/17/30
(o)
...................... 225 226,047
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.72%
,
 09/21/28 ....... 2,984 2,992,491
Cloud Software Group, Inc., 1st Lien Term Loan
B, 03/21/31
(o)
.................... 4,649 4,658,632
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.02%
,
 03/30/29 .. USD 5,905 $ 5,917,749
Clover Holdings 2 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
 11/03/31 ............. 5,796 5,853,960
DS Admiral Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
 06/26/31 ............ 998 966,046
E2open LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
 02/04/28 .................. 397 398,407
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
10/09/29
(o)
...................... 3,287 3,305,577
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
 11/15/32 ............. 703 714,719
Flexera Software LLC, 1st Lien Term Loan B3,
03/03/28
(o)
...................... 800 804,504
Gen Digital, Inc., 1st Lien Term Loan B,
09/12/29
(o)
...................... 4,484 4,465,724
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.36%
,
 12/01/27 . 4,570 4,603,927
Informatica LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
 10/27/28 .................. 3,532 3,543,966
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
 03/01/29 .................. 3,541 3,539,618
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.82%
,
 05/03/28 .................. 2,276 2,275,780
Planview Parent, Inc., 1st Lien Term Loan
A, (3-mo. CME Term SOFR + 3.50%),
7.83%
,
 12/17/27 .................. 344 346,203
Project Sky Merger Sub, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21%, 10/09/28 .......... 2,978 2,966,344
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46%, 10/10/29 .......... 1,287 1,259,651
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
 08/31/28 .................. 5,164 5,185,695
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
 04/24/28 .................. 3,312 3,302,479
Sabre GLBL, Inc., 1st Lien Term Loan B1
(o)
 12/17/27 ....................... 275 266,599
 11/15/29 ....................... 1,251 1,241,464
Sabre GLBL, Inc., 1st Lien Term Loan B2
 12/17/27
(o)
...................... 156 151,608
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46%, 06/30/28 .......... 67 64,673
 11/15/29
(f)(o)
..................... 382 372,589
SS&C Technologies, Inc., 1st Lien Term Loan,
05/09/31
(o)
...................... 3,750 3,758,760
Thunder Generation Funding LLC, 1st Lien
Term Loan, 09/26/31
(o)
.............. 812 816,160
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
 02/10/31 .................. 4,699 4,728,531

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Voyage Australia Pty. Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
 07/20/28 ............ USD 285 $ 285,832
VS Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.12%
,
 04/14/31 .................. 3,180 3,199,633
79,970,993
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
 04/23/31 ....... 636 638,365
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 7.86%
,
 05/04/28 .. 3,230 3,248,538
Peer Holding III BV, Facility 1st Lien Term Loan
B5, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
 07/01/31 ........... 945 948,836
PetSmart LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
 02/11/28 .................. 1,100 1,094,644
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%, 10/20/28 .......... 539 533,651
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71%, 10/20/28 .......... 419 417,160
RVR Dealership Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.60%
Floor + 3.75%), 8.21%
,
 02/08/28 ....... 198 186,444
7,067,638
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11%
,
 03/08/30
(a)(f)
........... 170 171,715
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
 05/19/28 ....... 1,127 1,129,324
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
 07/27/28 .................. 3,394 3,395,234
Core & Main LP, 1st Lien Term Loan E,
02/10/31
(o)
...................... 1,264 1,266,509
Foundation Building Materials, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
 01/29/31 .. 3,216 3,160,973
Gulfside Supply, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 06/17/31 ............ 649 650,823
GYP Holdings III Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 05/13/30 ............ 391 390,916
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.59%
,
 06/29/29 ............ 1,415 749,846
Verde Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
 11/30/30 ............. 723 724,839
11,468,464
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
 09/22/28
(o)
...................... 3,341 3,355,667
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%, 09/22/28 .......... USD 1,090 $ 1,096,064
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 07/01/31 ............ 2,589 2,596,929
Brown Group Holding LLC, 1st Lien Term Loan
B2, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 7.09% - 7.09%
,
 07/01/31 ..... 1,777 1,780,587
OLA Netherlands BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.92%
,
 12/15/26
(f)
........... 1,248 1,241,302
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
 03/18/30 .................. 399 401,241
10,471,790
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.22%
,
 05/01/28 ....... 1,106 1,047,558
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 01/27/31 ............. 1,966 1,965,266
3,012,824
Total Floating Rate Loan Interests — 8.1%
(Cost: $881,495,669) .............................. 855,478,624
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
...................... 610 606,901
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
1,245 1,241,514
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................. 500 479,375
3.75%, 01/15/31
(b)
................. 491 438,831
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 .................. 656 661,537
5.95%, 07/30/34 .................. 430 428,792
3,250,049
Colombia — 0.0%
Ecopetrol SA
8.88%, 01/13/33 .................. 1,100 1,116,731
8.38%, 01/19/36 .................. 1,155 1,112,842
2,229,573
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 886 817,052
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 .............. EUR 400 429,474
1,246,526
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(c)
................. 1,000 1,057,607
1,057,607
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,243,890

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 1,800 $ 2,244,970
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 600 607,414
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 1,000,552
(BPISDS15 + 3.32%), 5.88% ......... GBP 1,400 1,686,953
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... EUR 200 211,388
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 5,021,975
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 214,191
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 500 636,190
12,867,523
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,210,764
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 .................. 529 551,816
6.50%, 03/13/31 .................. 935 941,720
2,704,300
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
... 1,275 1,137,938
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a)(c)(j)
................ EUR 6,704 7,011,698
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(c)
.. 2,106 2,192,408
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26 .................. USD 4,946 4,859,445
8.75%, 06/02/29 .................. 1,255 1,256,269
5.95%, 01/28/31 .................. 2,358 1,983,479
6.70%, 02/16/32 .................. 8,559 7,473,077
10.00%, 02/07/33 ................. 820 852,800
6.75%, 09/21/47 .................. 309 212,437
16,637,507
Morocco — 0.0%
OCP SA, 7.50%
,
05/02/54
(b)
............. 939 952,503
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 1,225 910,922
5.13%, 08/11/61 .................. 769 553,796
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 ............... 608 592,800
2,057,518
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 .................. 466 483,559
5.75%, 07/09/34 .................. 1,140 1,128,075
1,611,634
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
5.25%, 07/17/34 .................. 1,870 1,844,867
5.88%, 07/17/64 .................. 798 741,542
2,586,409
Supranational — 0.0%
Africa Finance Corp., 5.55%
,
10/08/29
(b)
.... 1,203 1,192,077
Security
Par (000)
Par (000) Value
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(c)
...................... USD 429 $ 446,428
Total Foreign Agency Obligations — 0.6%
(Cost: $61,773,957) ............................... 59,788,599
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 .................. 572 592,524
5.45%, 09/16/32 .................. 480 439,339
1,031,863
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 899 835,620
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(c)
732 684,054
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ........ 1,509 1,083,175
Colombia — 0.1%
Republic of Colombia
3.25%, 04/22/32 .................. 896 685,906
8.00%, 04/20/33 .................. 1,035 1,055,721
8.00%, 11/14/35 .................. 439 441,634
7.75%, 11/07/36 .................. 1,182 1,153,679
8.75%, 11/14/53 .................. 253 255,530
3,592,470
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 553 562,125
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 1,109 1,101,792
5.50%, 02/22/29
(b)
................. 557 537,783
5.50%, 02/22/29
(c)
................. 719 694,195
7.05%, 02/03/31
(b)
................. 1,301 1,331,339
4.88%, 09/23/32
(b)
................. 564 502,524
5.30%, 01/21/41
(c)
................. 433 367,400
4,535,033
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 649 585,867
6.38%, 04/11/31
(b)
................. 479 438,170
7.63%, 05/29/32
(c)
................. USD 1,050 920,934
1,944,971
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................. 767 736,559
5.25%, 08/10/29
(c)
................. 511 490,720
7.05%, 10/04/32
(b)
................. 1,076 1,111,756
6.60%, 06/13/36
(b)
................. 544 538,220
2,877,255
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
................. 1,125 1,106,719
5.38%, 09/12/33
(c)
................. EUR 1,109 1,241,735
5.50%, 03/26/36
(b)
................. USD 575 537,125
2,885,579
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
................. 941 932,503
5.88%, 10/17/31
(c)
................. EUR 1,300 1,260,759

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.25%, 01/30/37
(b)
................. USD 403 $ 391,413
2,584,675
Mexico — 0.1%
United Mexican States
6.35%, 02/09/35 .................. 382 373,405
4.75%, 03/08/44 .................. 1,096 833,987
4.40%, 02/12/52 .................. 1,516 1,025,195
6.34%, 05/04/53 .................. 963 857,371
3,089,958
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................. 566 515,717
5.95%, 03/08/28
(b)
................. 412 414,575
930,292
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................. 716 693,195
10.38%, 12/09/34
(b)
................ 688 700,790
7.63%, 11/28/47
(c)
................. 690 525,056
1,919,041
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 498 536,162
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
. USD 953 942,612
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 .................. 1,068 1,083,686
8.00%, 03/01/38 .................. 330 330,928
1,414,614
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 .................. 235 233,202
2.74%, 01/29/33 .................. 526 426,553
5.60%, 03/13/48 .................. 423 368,937
1,028,692
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 .................. 958 971,680
3.00%, 01/15/34 .................. 1,530 1,232,128
2,203,808
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 .................. 867 882,779
5.50%, 04/04/53 .................. 562 519,693
1,402,472
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 698 682,068
2.50%, 02/08/30
(c)
................. EUR 1,225 1,140,438
2.12%, 07/16/31
(c)
................. 1,229 1,047,741
2,870,247
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
................. USD 1,818 1,147,031
5.00%, 01/18/53
(b)
................. 1,520 1,285,753
2,432,784
Security
Par (000)
Par (000) Value
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
................. USD 555 $ 570,262
6.00%, 06/12/34
(b)
................. 712 700,430
1,270,692
South Africa — 0.0%
Republic of South Africa
5.88%, 04/20/32 .................. 924 867,442
7.10%, 11/19/36
(b)
................. 923 897,654
7.95%, 11/19/54
(b)
................. 888 848,076
2,613,172
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 871 855,757
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75%, 10/28/34 .................. 595 611,627
5.25%, 09/10/60 .................. 1,002 911,820
1,523,447
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 .................. EUR 667 693,786
7.85%, 10/12/28 .................. USD 522 539,944
1,233,730
Total Foreign Government Obligations — 0.5%
(Cost: $50,292,142) ............................... 48,884,300
Shares
Shares
Investment Companies
(p)
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(q)
..................... 4,122,960 212,373,670
iShares Core Dividend Growth ETF ....... 3,538,128 217,028,771
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
......................... 2,987,634 234,977,414
Total Investment Companies — 6.3%
(Cost: $620,264,114) .............................. 664,379,855
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.50%, 11/25/35 1,022 892,043
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.01%, 11/25/35 ........... 294 287,031
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 4.99%, 11/25/35 ........... 21 20,893
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.47%,
06/25/35
(a)
.................... 349 308,632
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.07%, 08/25/35
(a)
..... 846 761,483
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.97%, 12/25/35
(a)
............... 154 137,217

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 3A3, 4.90%,
11/25/35
(a)
.................... USD 1,342 $ 1,218,899
Series 2005-63, Class 5A1, 4.79%,
12/25/35
(a)
.................... 23 22,720
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 38 32,609
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.83%, 02/25/36
(a)
......... 3,167 2,818,993
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 586 327,612
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 962 437,180
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 428 178,873
Series 2006-2CB, Class A6, 5.50%, 03/25/36 671 288,918
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,031,291
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 909,516
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 742 389,171
Series 2006-9T1, Class A7, 6.00%, 05/25/36 304 118,293
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 6.46%, 11/20/46
(a)
2,860 2,397,756
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,195 498,399
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.56%, 11/25/46
(a)
4,292 3,451,169
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.83%, 11/25/46
(a)
............... 1,829 1,667,136
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.68%, 11/25/46
(a)
......... 5,611 4,927,276
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.83%, 10/25/46
(a)
............... 246 223,597
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.90%, 05/20/46
(a)
............... 1,084 932,748
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.87%, 05/25/36
(a)
............... 4,997 4,531,588
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.83%, 07/25/46
(a)
............... 7,559 6,626,827
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,705 738,674
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 378 170,578
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 224 129,536
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 201 117,296
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,137 542,462
Series 2007-19, Class 1A8, 6.00%, 08/25/37 553 263,929
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,369,926
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 212,041
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,382,857
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... USD 540 $ 237,371
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
4.70%, 06/25/37
(a)
............... 4,827 3,936,814
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,482 552,078
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.21%, 11/25/47
(a)
......... 1,023 868,804
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.73%, 04/25/47
(a)
............... 7,180 6,430,820
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.79%, 05/25/47
(a)
............... 2,689 2,354,369
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.81%, 06/25/47
(a)
............... 5,658 4,325,620
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 915 511,835
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.80%,
10/25/46
(a)
.................... 7,535 6,235,289
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.77%, 10/25/46
(a)
......... 4,138 2,701,284
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 463 397,788
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 242 207,422
Series 2006-D, Class 6A1, 3.96%, 05/20/36 238 195,930
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.90%,
06/20/47 ..................... 782 612,323
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
.................... 13,814 13,615,526
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
.................... 1,299 1,280,852
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
.................... 1,456 1,436,249
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
.................... 576 576,394
Series 2024-NQM4, Class B2, 7.59%,
12/26/64
(a)
.................... 440 432,790
Series 2024-NQM4, Class B3, 7.59%,
12/26/64
(a)
.................... 1,006 955,484
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
.................... 948 947,569
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
.................... 19,539 959,134
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 4.89%,
04/25/36
(a)
...................... 3,110 2,674,566
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 581 545,471
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 592 584,291

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 4.79%, 03/25/37 ...... USD 876 $ 812,751
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.59%, 03/25/37 ...... 1,305 1,191,155
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.85%, 09/25/47 ...... 1,429 1,324,524
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................ 2,000 2,003,279
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 4.72%, 04/25/35
(a)
..... 638 598,231
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.05%,
05/25/35
(a)
.................... 1,921 1,658,593
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.79%, 04/25/46
(a)
......... 2,560 753,866
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 62,144
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 196,969
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 300,775
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 6,871 6,481,427
Series 2022-3, Class A1, 5.00%, 05/25/67 . 5,956 5,867,660
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 53 45,878
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
......... 3,556 3,468,344
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 268 223,362
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.46%, 09/27/37
(a)
............... 2,738 2,210,135
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,279 1,259,028
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.83%,
08/25/47
(a)
...................... 9,818 8,142,380
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a)(b)
....... 1,809 1,474,240
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.73%,
02/25/37
(a)
...................... 773 422,346
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................ 13,224 12,721,630
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.86%, 05/25/35
(a)
...... 18 15,186
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.62%, 02/25/36 ................ 1,803 1,593,714
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 6.83%, 03/25/36 881 798,392
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.95%, 10/25/35
(a)
. 993 869,316
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 562 391,611
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 USD 2,228 $ 791,950
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.37%,
08/25/37 ..................... 90 62,178
Series 2007-AR15, Class 2A1, 3.45%,
08/25/37 ..................... 433 303,082
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.32%,
12/25/35 ..................... 238 223,729
Series 2006-1, Class 2A1, 6.00%, 02/25/36 195 189,434
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,450,589
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
.................... 10,722 10,455,860
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
.... 4,190 4,191,572
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 14,618,180
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 239 218,086
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a)(b)
......... 5,000 4,987,124
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 118 94,630
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.89%,
10/25/39
(a)(b)
..................... 120 120,573
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 103,325
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 30 23,364
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
.... 13,659 12,807,440
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.78%,
04/25/47
(a)
...................... 184 84,099
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 4.91%, 02/25/36 ...... 386 334,375
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.83%, 06/25/36 ...... 6,497 5,505,700
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.83%, 07/25/46 ...... 8,328 5,872,259
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.81%, 09/25/47 ................ 1,504 1,363,918
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
9,040 8,508,908
Series 2023-2, Class B1, 7.53%, 03/25/68
(a)
1,000 1,004,604
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
......... 2,800 2,750,478
Washington Mutual Mortgage Pass-Through
Certificates Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.58%, 06/25/47 .......... 4,644 3,824,757

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.64%, 07/25/47 .......... USD 2,456 $ 1,999,215
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.12%, 10/25/36
(d)
991 333,675
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 5.81%, 06/25/46
(a)
......... 2,790 2,164,888
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.68%, 10/25/46
(a)
......... 4,088 3,428,588
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.55%, 12/25/46
(a)
......... 3,555 2,788,807
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.67%, 05/25/47
(a)
......... 2,098 1,741,157
243,174,722
Commercial Mortgage-Backed Securities — 5.0%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.90%, 09/15/34
(a)(b)
1,564 1,473,700
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.09%, 07/15/41
(a)
(b)
............................ 1,270 1,277,948
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.84%, 10/15/34
(a)(b)
................ 13,280 13,304,936
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.67%, 04/15/35
(a)(b)
..... 3,467 3,440,997
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.64%, 12/15/36
(a)(b)
..... 3,624 3,435,382
BAHA Trust, Series 2024-MAR, Class A, 6.17%,
12/10/41
(a)(b)
..................... 15,300 15,446,504
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.75%, 08/15/39
(a)(b)
................ 17,580 17,667,165
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.92%, 08/25/35 .......... 1,901 1,834,452
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.93%, 11/25/35 ........... 458 435,009
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.78%,
03/25/37 ..................... 1,433 1,351,731
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.89%,
07/25/37 ..................... 2,307 2,154,470
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.13%,
09/25/37 ..................... 575 543,632
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
5.95%, 12/25/37 ................ 1,347 1,171,386
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... USD 1,140 $ 922,303
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.50%, 08/19/38
(a)(b)
................ 2,528 2,537,701
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.29%, 07/15/41
(a)(b)
.......... 2,830 2,837,075
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.21%, 10/15/35
(a)(b)
................ 2,433 31,500
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.77%,
06/15/41
(a)(b)
..................... 4,710 4,727,508
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.32%,
08/15/41
(a)(b)
..................... 5,905 5,930,814
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.56%,
09/15/38 ..................... 1,900 1,893,023
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.11%,
09/15/38 ..................... 4,495 4,500,449
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,184,187
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
5.42%, 02/15/33 ................ 12,383 12,257,270
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
6.66%, 02/15/33 ................ 7,261 7,209,683
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.76%, 02/15/33 ................ 4,795 4,790,705
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.31%, 06/15/38 ................ 4,321 4,289,659
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
7.31%, 05/15/38 ................ 7,227 7,200,397
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.76%,
10/15/38 ..................... 6,300 6,284,250
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.16%,
12/09/40 ..................... 2,999 3,011,069
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 10/15/41 ................ 9,300 9,334,875
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.09%, 08/15/39 ................ 19,290 19,422,796
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.26%, 10/15/41 ................ 7,280 7,324,864
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.80%, 12/15/39 ................ 4,840 4,841,486
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.84%,
02/15/39 ..................... 4,170 4,180,917
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.19%, 11/15/41 CAD 4,710 3,278,012

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.84%,
02/15/39 ..................... USD 9,295 $ 9,333,088
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.79%,
03/15/41 ..................... 5,826 5,849,542
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.50%,
05/15/35 ..................... 2,050 2,049,359
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.31%, 02/15/36 ................ 1,880 1,880,000
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.51%, 02/15/36 ................ 1,765 1,687,621
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.51%, 02/15/36 ................ 5,638 5,391,629
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.76%, 01/15/34 ................ 3,276 3,255,525
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.51%, 01/15/34 ................ 5,068 5,027,750
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.40%, 01/15/39 ................ 6,710 6,710,000
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.25%, 01/15/39 ................ 2,180 2,174,550
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.09%, 05/15/38 ................ 8,500 8,563,750
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 07/15/29 ................ 8,980 9,016,481
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 2,800 2,453,748
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,911,300
CFSP Mortgage Trust, Series 2024-AHP1,
Class A, 6.50%, 04/15/37 ............ 5,450 5,230,241
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.94%, 05/10/49
(a)
.... 2,870 2,785,698
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.84%,
08/15/36
(a)(b)
..................... 8,900 8,855,794
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
.................... 2,245 1,863,748
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,230,394
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 3,200 2,048,496
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.24%, 06/15/41
(b)
............... 4,380 4,380,142
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 08/15/41
(a)(b)
.......... 1,900 1,909,500
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.84%, 02/15/25
(a)(b)(f)
............... 8,800 8,627,466
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.28%,
08/15/34
(a)(b)
..................... USD 12,500 $ 12,554,789
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.14%, 04/15/37
(a)(b)
..... 3,040 3,041,896
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
..................... 9,400 9,398,864
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
6.76%, 07/15/38 ................ 2,643 2,649,861
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
7.36%, 07/15/38 ................ 5,282 5,308,513
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.94%,
12/15/39
(a)(b)
..................... 10,700 10,716,719
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.21%, 08/15/39
(a)(b)
................ 1,750 1,754,375
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.09%, 05/15/41 . 7,190 7,216,962
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 03/15/39 ................ 5,660 5,668,844
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,499,385
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 ..................... 1,075 1,046,600
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.40%,
11/15/36
(b)
.................... 1,900 1,893,660
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.49%, 03/15/28
(b)
............... 8,480 8,511,800
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.................... 8,600 8,661,391
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
... 3,150 2,851,771
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.24%, 10/15/41
(a)(b)
................ 2,510 2,523,326
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.94%, 05/15/37
(a)(b)
1,525 1,525,477
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 5.66%, 10/15/36
(a)(b)
..... 7,000 6,895,000
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.64%, 10/15/39
(a)(b)
3,200 3,209,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,569,957
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,933,734
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 4,710 4,767,464
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 6.02%, 06/15/39
(a)(b)
8,750 8,752,734

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.11%, 12/15/39
(a)(b)
USD 11,530 $ 11,511,981
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.99%, 06/15/39
(a)(b)
................ 6,590 6,598,237
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.46%, 07/15/38
(a)(b)
1,277 1,268,461
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 1,440 1,333,843
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,378,420
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.26%, 12/15/38
(a)(b)
.......... 2,360 2,348,296
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.39%, 08/15/29
(a)(b)
................ 6,179 6,225,068
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
.......... 4,300 3,168,562
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.99%, 12/15/39
(a)(b)
................ 8,630 8,630,000
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.67%,
08/19/35
(a)(b)
..................... 3,366 3,370,136
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.29%, 06/15/39
(a)(b)
................ 2,850 2,849,998
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 8.86%, 07/15/38
(a)
(b)
............................ 1,400 399,142
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.04%, 04/15/37
(a)(b)
................ 540 538,650
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.35%, 10/15/41
(a)(b)
................ 6,600 6,647,404
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 5.33%, 11/15/36
(a)(b)
.......... 4,710 4,698,225
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.74%, 12/15/39
(a)(b)
10,900 10,893,188
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.36%, 03/15/38
(a)(b)
................ 1,815 1,814,378
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 2,410 2,416,111
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,307 4,050,568
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,249,662
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,141 1,152,110
Series 2024-5, Class M3, 6.76%, 10/25/54 . 3,484 3,418,316
Series 2024-5, Class M4, 9.53%, 10/25/54 . 4,377 4,293,394
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 ..................... 1,600 1,561,210
Series 2016-C37, Class C, 4.46%, 12/15/49 2,803 2,689,786
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,531,704
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ..................... 1,875 1,801,463
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.19%,
11/15/27
(a)(b)
..................... USD 3,005 $ 3,034,034
518,588,146
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust, Series 2024-
NQM4, Class XS, 0.00%, 12/26/64
(a)(b)
.... 2 1,900
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.86%,
08/10/35 ..................... 67,988 1,158,483
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 166,462
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 52,335
Series 2015-CR25, Class XA, 0.78%,
08/10/48 ..................... 10,993 20,348
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 476 5
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 458,637
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.84%, 03/10/50
(b)
..... 31,335 410,184
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
...................... 12,675 102,504
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
..... 13,600 205,842
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 195,236
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 33,499
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 11,784 192,417
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ..................... 17,890 214,877
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.38%, 05/15/47 ... 45,874 459
3,211,288
Total Non-Agency Mortgage-Backed Securities — 7.3%
(Cost: $785,599,362) .............................. 764,976,056
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 5,880,578
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 158 158,681
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 317,966
6,357,225
Electric Utilities — 0.0%
(a)(j)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 629 620,243

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... USD 290 $ 282,671
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 658 726,454
1,629,368
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
...................... 818 822,665
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(j)
.......... 385 385,159
Total Capital Trusts — 0.1%
(Cost: $9,484,816) ............................... 9,194,417
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(e)(f)
...................... 2,876 57,524
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,564 2,593,841
Total Preferred Stocks — 0.0%
(Cost: $2,388,838) ............................... 2,651,365
Total Preferred Securities — 0.1%
(Cost: $11,873,654) ............................... 11,845,782
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
................ 4,627 4,139,249
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,541,429) ............................... 4,139,249
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
1,841 —
IT Services — 0.0%
Atos SE (1 Share for 1 Warrant, Expires
12/17/27) ....................... 39,809,949 78,351
Total Warrants — 0.0%
(Cost: $—) ..................................... 78,351
Total Long-Term Investments — 94.0%
(Cost: $9,771,064,720) ............................ 9,872,182,026
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.7%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.63%
(s)
.................. 284,103,676 $ 284,245,728
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.36% .................... 530,287,981 530,287,981
Total Short-Term Securities — 7.7%
(Cost: $ 814,514,995) .............................. 814,533,709
Total Investments Before Investments Sold Short — 101.7%
(Cost: $10,585,579,715 ) ............................ 10,686,715,735
Investments Sold Short
Common Stocks
Chemicals — (0.0)%
Linde plc ......................... (7,473) (3,128,721)
Total Common Stocks — (0.0)%
(Proceeds: $(3,398,650)) ........................... (3,128,721)
Total Investments Sold Short — (0.0)%
(Proceeds: $(3,398,650)) ........................... (3,128,721)
Total Investments Net of Investments Sold Short — 101.7%
(Cost: $10,582,181,065 ) ............................ 10,683,587,014
Liabilities in Excess of Other Assets — (1.7)% ............. (181,041,910)
Net Assets — 100.0% ...............................
$ 10,502,545,104

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,608,902, representing 0.08% of its net assets as of period end, and an original cost of $8,346,059.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 44,340,878
(a)
$ — $ 21,284 $ 4,400 $ 284,245,728 284,103,676 $ 885,690
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (264,362,667)
(a)
— — 530,287,981 530,287,981 15,220,125 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,291 — — (7,008,621) 212,373,670 4,122,960 2,417,906 —
iShares Core Dividend Growth
ETF ................ 546,658,635 272,680,074 (621,773,460) 37,596,360 (18,132,838) 217,028,771 3,538,128 4,379,974 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,598 (305,873,547) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — — — 328,640 234,977,414 2,987,634 7,003,214 —
$ 43,752,398 $ (28,171,004) $ 1,478,913,564 $ 29,906,909 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 03/06/25 $ 665,686 $ (18,405,909)
U.S. Treasury 10-Year Note ................................................... 13,234 03/20/25 1,439,198 (5,482,194)
MSCI Emerging Markets Index ................................................. 43 03/21/25 2,309 (64,824)
U.S. Treasury 5-Year Note .................................................... 15,603 03/31/25 1,658,672 (6,399,330)
(30,352,257)
Short Contracts
GBP Currency ............................................................ 3,385 03/17/25 264,517 5,278,501
JPY Currency ............................................................ 347 03/17/25 27,803 1,211,216
U.S. Treasury Long Bond ..................................................... 3 03/20/25 342 7,932
S&P 500 E-Mini Index ....................................................... 945 03/21/25 280,464 5,038,523
11,536,172
$ (18,816,085)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 67,000 USD 46,611 Barclays Bank plc 01/15/25 $ 20
HKD 6,494,000 USD 834,894 UBS AG 01/15/25 1,292
USD 255,170 AUD 388,000 UBS AG 01/15/25 15,014
USD 1,488,929 CAD 2,076,000 Bank of New York Mellon 01/15/25 44,058
USD 4,062,719 CAD 5,635,000 Barclays Bank plc 01/15/25 140,830
USD 2,832,062 CAD 3,953,000 Deutsche Bank AG 01/15/25 80,823
USD 1,796,459 CAD 2,486,000 UBS AG 01/15/25 66,234
USD 3,918,758 CAD 5,375,000 Westpac Banking Corp. 01/15/25 177,825
USD 3,123,022 CHF 2,650,000 Westpac Banking Corp. 01/15/25 199,049
USD 55,131 EUR 53,000 Bank of America NA 01/15/25 204
USD 249,733 EUR 233,000 Bank of New York Mellon 01/15/25 8,262
USD 617,192,031 EUR 587,570,000 BNP Paribas SA 01/15/25 8,260,311
USD 2,900,921 EUR 2,723,000 Deutsche Bank AG 01/15/25 78,923
USD 2,818,753 EUR 2,642,000 UBS AG 01/15/25 80,700
USD 485,021 EUR 458,000 Westpac Banking Corp. 01/15/25 10,370
USD 137,117,367 GBP 108,387,000 Bank of America NA 01/15/25 1,442,050
USD 2,765,799 GBP 2,180,000 Natwest Markets plc 01/15/25 36,946
USD 3,839,310 GBP 2,949,000 UBS AG 01/15/25 147,848
USD 200,509 JPY 31,421,000 Bank of America NA 01/15/25 524
USD 1,434,418 JPY 215,470,000 Bank of New York Mellon 01/15/25 63,015
USD 510,900 JPY 77,149,000 Barclays Bank plc 01/15/25 19,869
USD 4,352,577 JPY 645,770,000 Deutsche Bank AG 01/15/25 242,442
USD 190,309 JPY 29,362,000 UBS AG 01/15/25 3,429
USD 606,623 JPY 91,329,000 Westpac Banking Corp. 01/15/25 25,341
USD 193,087 NZD 341,000 Barclays Bank plc 01/15/25 2,285
USD 1,020,119 NZD 1,742,000 Deutsche Bank AG 01/15/25 45,404
USD 777,114 NZD 1,355,000 UBS AG 01/15/25 18,940
USD 7,535,282 EUR 6,878,372 Bank of New York Mellon 01/16/25 406,545
USD 3,301,615 CAD 4,688,000 Canadian Imperial Bank of Commerce 03/19/25 31,173
USD 12,123,823 EUR 11,575,959 BNP Paribas SA 03/19/25 93,265
USD 932,212 EUR 885,000 Societe Generale SA 03/19/25 12,457
USD 293,844 EUR 278,530 Standard Chartered Bank 03/19/25 4,376
USD 2,038,961 EUR 1,932,696 Toronto Dominion Bank 03/19/25 30,366
USD 768,523 GBP 607,000 Barclays Bank plc 03/19/25 9,051
USD 12,319,270 GBP 9,731,000 Canadian Imperial Bank of Commerce 03/19/25 143,945

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 107,244 GBP 85,468 Toronto Dominion Bank 03/19/25 $ 307
11,943,493
AUD 232,000 USD 156,113 UBS AG 01/15/25 (12,514)
CAD 1,493,000 USD 1,071,412 Bank of America NA 01/15/25 (32,303)
CAD 4,852,000 USD 3,513,051 Bank of New York Mellon 01/15/25 (136,120)
CAD 2,529,000 USD 1,800,432 Barclays Bank plc 01/15/25 (40,279)
CAD 951,000 USD 681,997 UBS AG 01/15/25 (20,112)
CAD 2,335,000 USD 1,691,799 Westpac Banking Corp. 01/15/25 (66,668)
CHF 425,000 USD 485,752 Barclays Bank plc 01/15/25 (16,813)
CHF 759,000 USD 869,272 UBS AG 01/15/25 (31,802)
EUR 1,575,000 USD 1,645,294 Bank of America NA 01/15/25 (13,033)
EUR 1,720,000 USD 1,841,702 Bank of New York Mellon 01/15/25 (59,169)
EUR 384,000 USD 403,688 Barclays Bank plc 01/15/25 (5,728)
EUR 1,838,000 USD 2,015,305 UBS AG 01/15/25 (110,482)
EUR 643,000 USD 679,003 Westpac Banking Corp. 01/15/25 (12,626)
GBP 687,000 USD 868,181 Bank of America NA 01/15/25 (8,217)
GBP 858,000 USD 1,104,600 Bank of New York Mellon 01/15/25 (30,584)
HKD 7,582,000 USD 977,063 Bank of America NA 01/15/25 (782)
HKD 7,034,000 USD 905,893 Citibank NA 01/15/25 (174)
JPY 115,027,000 USD 750,339 Bank of New York Mellon 01/15/25 (18,226)
JPY 165,392,000 USD 1,104,446 Barclays Bank plc 01/15/25 (51,775)
JPY 406,714,000 USD 2,744,877 Westpac Banking Corp. 01/15/25 (156,262)
KRW 1,042,586,000 USD 775,820 Citibank NA 01/15/25 (69,734)
NZD 5,127,000 USD 3,067,543 Bank of New York Mellon 01/15/25 (198,793)
SGD 435,000 USD 333,818 Bank of America NA 01/15/25 (15,120)
EUR 235,103 USD 248,909 Bank of America NA 01/16/25 (5,249)
(1,112,565)
$ 10,830,928
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5.00 % Quarterly 12/20/29 USD 6,442 $ (506,503) $ (445,905) $ (60,598)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1.00 Quarterly 12/20/29 USD 13,599 (308,071) (305,929) (2,142)
$ (814,574) $ (751,834) $ (62,740)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1.00 % Quarterly 06/20/29 BBB USD 1,380 $ 26,039 $ 21,200 $ 4,839
Verizon Communications,
Inc. ............. 1.00 Quarterly 06/20/29 BBB+ USD 7,197 129,852 126,249 3,603
$ 155,891 $ 147,449 $ 8,442
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1.00 % Quarterly Bank of America NA 12/20/29 USD 1,520 $ (33,824) $ (33,606) $ (218)
Matterhorn Telecom SA ...... 5.00 Quarterly Goldman Sachs International 12/20/29 EUR 1,473 (189,948) (192,069) 2,121
$ – $ – $ –
$ (223,772) $ (225,675) $ 1,903
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 14,626 $ 13,312 $ 1,314
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 800 13,986 (19,065) 33,051
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 29,940 8,245 21,695
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 109,703 136,618 (26,915)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 15,867 (39,803) 55,670
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 9,537 (23,043) 32,580
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 26,807 (64,771) 91,578
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 7,779 (19,347) 27,126
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 16,279 (40,505) 56,784
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 11,803 (29,316) 41,119
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,583 2,161 422
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,194 8,457 2,737
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,583 2,155 428
Broadcom, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 655 19,117 13,002 6,115
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 49,867 46,968 2,899
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 18,955 17,447 1,508
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 31,558 29,388 2,170
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 44,181 41,857 2,324
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 20,997 19,882 1,115
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 18,955 17,559 1,396
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 55,885 97,754 (41,869)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 913 61,622 95,540 (33,918)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 1,502 1,242 260
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,275 1,452 823
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 1,513 1,131 382
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 2,275 2,051 224
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 7,180 5,612 1,568
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 2,408 1,990 418
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 1,624 934 690
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 313 (87,100) (79,790) (7,310)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 209 (58,066) (45,875) (12,191)
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,838 6,850 988
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,624 4,714 910
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 272 15,428 9,153 6,275
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 485 27,443 15,684 11,759

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Williams Cos., Inc. (The) . 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 $ 5,679 $ 4,129 $ 1,550
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,942 6,533 1,409
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 14,470 11,612 2,858
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 12/20/29 BBB- USD 322 (1,212) (3,350) 2,138
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 718 43,538 51,527 (7,989)
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 200 12,127 13,649 (1,522)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 12/20/29 BB USD 190 (454) (1,243) 789
$ 605,858 $ 322,500 $ 283,358
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 13,000 $ 369,472 $ (71,064) $ 440,536
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 2,000 (1,006) (20,474) 19,468
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 23,000 668,919 (182,352) 851,271
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 4,000 4,394 (40,251) 44,645
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 9,617 (83,009) 92,626
$ 1,051,396 $ (397,150) $ 1,448,546
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.53%

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,305,066,804 $ — $ 1,305,066,804
Common Stocks
Aerospace & Defense .................................... 47,855,659 22,206,832 — 70,062,491
Automobile Components .................................. 9,723,563 — — 9,723,563
Automobiles .......................................... 5,223,177 — — 5,223,177
Banks ............................................... 108,849,371 24,043,917 77 132,893,365
Beverages ........................................... 30,759,847 32,520,370 — 63,280,217
Biotechnology ......................................... 31,770,094 — — 31,770,094
Broadline Retail ........................................ 14,203,062 — — 14,203,062
Building Products ....................................... 29,865,755 — — 29,865,755
Capital Markets ........................................ 81,259,584 — — 81,259,584
Chemicals ............................................ 18,616,808 24,836,717 — 43,453,525
Commercial Services & Supplies ............................. 15,113,049 1,574,351 39,732 16,727,132
Communications Equipment ................................ 14,500,448 — — 14,500,448
Construction & Engineering ................................ 1,279,005 59,026 — 1,338,031
Consumer Finance ...................................... 5,126,700 — — 5,126,700
Consumer Staples Distribution & Retail ........................ 41,973,545 — — 41,973,545
Containers & Packaging .................................. 20,052,621 — — 20,052,621
Distributors ........................................... 3,052,455 — — 3,052,455
Diversified REITs ....................................... 2,445,220 10,861,573 — 13,306,793
Diversified Telecommunication Services ........................ 24,633,737 26,082,930 — 50,716,667
Electric Utilities ........................................ 123,379,407 6,139,619 — 129,519,026
Electrical Equipment ..................................... 48,554,796 — — 48,554,796
Electronic Equipment, Instruments & Components ................. 16,175,706 — — 16,175,706
Energy Equipment & Services .............................. 24,880,675 — — 24,880,675
Entertainment ......................................... 14,754,548 — — 14,754,548
Financial Services ...................................... 48,121,179 — 824,053 48,945,232
Food Products ......................................... 14,041,623 — — 14,041,623
Gas Utilities ........................................... — 1,736,605 — 1,736,605
Ground Transportation ................................... 60,883,719 — — 60,883,719
Health Care Equipment & Supplies ........................... 27,244,189 5,618,858 — 32,863,047
Health Care Providers & Services ............................ 113,350,479 382,291 — 113,732,770
Health Care REITs ...................................... 22,050,228 6,772,707 — 28,822,935
Hotels, Restaurants & Leisure .............................. 4,622,397 — — 4,622,397
Household Durables ..................................... 7,492,823 17,428,121 — 24,920,944
Household Products ..................................... — 4,770,188 — 4,770,188
Independent Power and Renewable Electricity Producers ............ 3,337,538 — — 3,337,538
Industrial Conglomerates .................................. — 4,500,869 — 4,500,869
Industrial REITs ........................................ 15,786,750 12,081,222 — 27,867,972
Insurance ............................................ 57,129,240 19,793,800 — 76,923,040
Interactive Media & Services ............................... 76,681,215 — — 76,681,215
IT Services ........................................... 54,402,793 3,902,648 — 58,305,441
Leisure Products ....................................... 4,528,263 — — 4,528,263
Life Sciences Tools & Services .............................. 2,063,082 — — 2,063,082
Machinery ............................................ 38,080,668 6,581,755 — 44,662,423
Media ............................................... 17,726,139 11,963,336 739,408 30,428,883
Metals & Mining ........................................ 11,121,825 — 54 11,121,879
Multi-Utilities .......................................... 55,074,131 16,092,943 — 71,167,074
Office REITs .......................................... 7,438,826 — — 7,438,826
Oil, Gas & Consumable Fuels ............................... 112,077,192 50,768,236 37 162,845,465
Pharmaceuticals ....................................... 15,997,527 103,918,700 — 119,916,227
Professional Services .................................... 40,467,949 29,561,631 — 70,029,580
Real Estate Management & Development ....................... — 15,990,362 7 15,990,369
Residential REITs ....................................... 9,907,436 3,731,939 — 13,639,375
Retail REITs .......................................... 15,798,322 7,707,719 — 23,506,041
Semiconductors & Semiconductor Equipment .................... 107,949,002 48,132,578 — 156,081,580

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Software ............................................. $ 137,569,795 $ — $ — $ 137,569,795
Specialized REITs ...................................... 75,567,449 3,783,115 — 79,350,564
Specialty Retail ........................................ 35,935,669 — — 35,935,669
Technology Hardware, Storage & Peripherals .................... 37,888,528 21,289,070 — 59,177,598
Textiles, Apparel & Luxury Goods ............................ 6,927,853 32,043,878 — 38,971,731
Tobacco ............................................. 25,013,062 11,148,704 — 36,161,766
Trading Companies & Distributors ............................ 4,628,847 — — 4,628,847
Transportation Infrastructure ............................... 7,195,243 45,631,358 — 52,826,601
Water Utilities ......................................... — 1,850,033 — 1,850,033
Wireless Telecommunication Services ......................... — — 2 2
Corporate Bonds
Aerospace & Defense .................................... — 33,893,111 — 33,893,111
Air Freight & Logistics .................................... — 794,845 — 794,845
Automobile Components .................................. — 29,070,539 — 29,070,539
Automobiles .......................................... — 17,362,801 — 17,362,801
Banks ............................................... — 403,548,271 — 403,548,271
Beverages ........................................... — 745,447 — 745,447
Biotechnology ......................................... — 12,380,829 — 12,380,829
Broadline Retail ........................................ — 4,007,913 — 4,007,913
Building Products ....................................... — 17,037,538 — 17,037,538
Capital Markets ........................................ — 142,405,296 — 142,405,296
Chemicals ............................................ — 43,298,452 — 43,298,452
Commercial Services & Supplies ............................. — 40,688,099 — 40,688,099
Communications Equipment ................................ — 2,988,089 — 2,988,089
Construction & Engineering ................................ — 11,639,498 — 11,639,498
Consumer Finance ...................................... — 38,562,326 — 38,562,326
Consumer Staples Distribution & Retail ........................ — 18,037,125 — 18,037,125
Containers & Packaging .................................. — 32,672,365 — 32,672,365
Distributors ........................................... — 1,931,680 — 1,931,680
Diversified Consumer Services .............................. — 9,977,514 — 9,977,514
Diversified REITs ....................................... — 14,059,626 — 14,059,626
Diversified Telecommunication Services ........................ — 69,244,806 — 69,244,806
Electric Utilities ........................................ — 71,732,685 — 71,732,685
Electrical Equipment ..................................... — 445,484 — 445,484
Electronic Equipment, Instruments & Components ................. — 1,983,742 — 1,983,742
Energy Equipment & Services .............................. — 10,455,109 — 10,455,109
Entertainment ......................................... — 7,714,352 — 7,714,352
Financial Services ...................................... — 53,521,025 16,062,466 69,583,491
Food Products ......................................... — 12,545,497 — 12,545,497
Gas Utilities ........................................... — 1,346,890 — 1,346,890
Ground Transportation ................................... — 26,895,744 — 26,895,744
Health Care Equipment & Supplies ........................... — 15,935,635 — 15,935,635
Health Care Providers & Services ............................ — 50,462,493 — 50,462,493
Health Care REITs ...................................... — 6,254,775 — 6,254,775
Hotel & Resort REITs .................................... — 3,879,439 — 3,879,439
Hotels, Restaurants & Leisure .............................. — 59,271,042 — 59,271,042
Household Durables ..................................... — 6,721,820 — 6,721,820
Household Products ..................................... — 451,593 — 451,593
Independent Power and Renewable Electricity Producers ............ — 9,128,081 — 9,128,081
Industrial Conglomerates .................................. — 2,094,430 — 2,094,430
Industrial REITs ........................................ — 935,937 — 935,937
Insurance ............................................ — 59,613,440 — 59,613,440
Interactive Media & Services ............................... — 7,136,617 — 7,136,617
IT Services ........................................... — 16,063,395 — 16,063,395
Life Sciences Tools & Services .............................. — 888,487 — 888,487
Machinery ............................................ — 17,860,517 — 17,860,517
Marine Transportation .................................... — 1,937,445 — 1,937,445
Media ............................................... — 62,019,576 — 62,019,576
Metals & Mining ........................................ — 27,773,960 — 27,773,960
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,014,128 — 1,014,128
Multi-Utilities .......................................... — 14,874,455 — 14,874,455
Oil, Gas & Consumable Fuels ............................... — 105,737,114 — 105,737,114
Paper & Forest Products .................................. — 9,360,423 — 9,360,423
Passenger Airlines ...................................... — 5,548,886 — 5,548,886
Personal Care Products .................................. — 332,462 — 332,462
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ — $ 60,005,843 $ — $ 60,005,843
Professional Services .................................... — 6,496,920 — 6,496,920
Real Estate Management & Development ....................... — 25,641,651 — 25,641,651
Residential REITs ....................................... — 3,989,936 — 3,989,936
Retail REITs .......................................... — 1,721,707 — 1,721,707
Semiconductors & Semiconductor Equipment .................... — 18,404,648 732,453 19,137,101
Software ............................................. — 44,219,106 — 44,219,106
Specialized REITs ...................................... — 11,827,773 — 11,827,773
Specialty Retail ........................................ — 31,034,994 — 31,034,994
Technology Hardware, Storage & Peripherals .................... — 748,592 — 748,592
Textiles, Apparel & Luxury Goods ............................ — 2,219,375 370,316 2,589,691
Tobacco ............................................. — 6,478,735 — 6,478,735
Trading Companies & Distributors ............................ — 11,576,110 — 11,576,110
Transportation Infrastructure ............................... — 411,535 — 411,535
Wireless Telecommunication Services ......................... — 62,327,523 — 62,327,523
Equity-Linked Notes ...................................... — 1,573,531,806 — 1,573,531,806
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,138,964 13,138,964
Health Care Technology .................................. — 1,745,921 — 1,745,921
Media ............................................... — — 786,000 786,000
Software ............................................. — — 2,528,000 2,528,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 29,620,731 — 29,620,731
Automobile Components .................................. — 10,973,314 — 10,973,314
Automobiles .......................................... — 1,767,539 — 1,767,539
Beverages ........................................... — 3,228,001 — 3,228,001
Biotechnology ......................................... — 3,780,631 — 3,780,631
Broadline Retail ........................................ — 5,644,845 816,726 6,461,571
Building Products ....................................... — 11,316,851 — 11,316,851
Capital Markets ........................................ — 19,370,774 213,590 19,584,364
Chemicals ............................................ — 32,512,321 2,009,609 34,521,930
Commercial Services & Supplies ............................. — 34,936,917 4,900,337 39,837,254
Communications Equipment ................................ — 3,663,118 — 3,663,118
Construction & Engineering ................................ — 10,027,227 — 10,027,227
Construction Materials .................................... — 11,739,493 527,564 12,267,057
Consumer Staples Distribution & Retail ........................ — 2,616,649 12,579,587 15,196,236
Containers & Packaging .................................. — 8,469,463 — 8,469,463
Distributors ........................................... — 1,488,632 — 1,488,632
Diversified Consumer Services .............................. — 11,451,720 298,024 11,749,744
Diversified Telecommunication Services ........................ — 15,944,628 418,860 16,363,488
Electric Utilities ........................................ — 3,986,002 — 3,986,002
Electrical Equipment ..................................... — 2,689,899 — 2,689,899
Electronic Equipment, Instruments & Components ................. — 2,930,440 — 2,930,440
Entertainment ......................................... — 30,667,498 — 30,667,498
Financial Services ...................................... — 28,691,488 53,696,109 82,387,597
Food Products ......................................... — 11,675,007 — 11,675,007
Gas Utilities ........................................... — 808,282 — 808,282
Ground Transportation ................................... — 8,540,478 — 8,540,478
Health Care Equipment & Supplies ........................... — 4,505,064 — 4,505,064
Health Care Providers & Services ............................ — 28,003,709 500,573 28,504,282
Health Care Technology .................................. — 20,016,181 — 20,016,181
Hotel & Resort REITs .................................... — 748,092 — 748,092
Hotels, Restaurants & Leisure .............................. — 54,168,606 9,453,782 63,622,388
Household Durables ..................................... — 13,261,622 — 13,261,622
Household Products ..................................... — 472,218 — 472,218
Independent Power and Renewable Electricity Producers ............ — 4,999,306 — 4,999,306
Industrial Conglomerates .................................. — 6,808,709 — 6,808,709
Insurance ............................................ — 39,505,527 — 39,505,527
Interactive Media & Services ............................... — 2,708,444 — 2,708,444
IT Services ........................................... — 35,567,538 2,007,753 37,575,291
Leisure Products ....................................... — 1,018,685 — 1,018,685
Life Sciences Tools & Services .............................. — 5,109,725 387,642 5,497,367
Machinery ............................................ — 40,326,016 1,829,956 42,155,972
Media ............................................... — 15,441,419 502,246 15,943,665
Oil, Gas & Consumable Fuels ............................... — 9,850,604 — 9,850,604
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ — $ 12,510,973 $ — $ 12,510,973
Pharmaceuticals ....................................... — 12,386,139 — 12,386,139
Professional Services .................................... — 28,999,451 3,338,328 32,337,779
Real Estate Management & Development ....................... — — 1,738,647 1,738,647
Semiconductors & Semiconductor Equipment .................... — 3,145,891 — 3,145,891
Software ............................................. — 79,598,404 372,589 79,970,993
Specialty Retail ........................................ — 7,067,638 — 7,067,638
Textiles, Apparel & Luxury Goods ............................ — — 171,715 171,715
Trading Companies & Distributors ............................ — 11,468,464 — 11,468,464
Transportation Infrastructure ............................... — 9,230,488 1,241,302 10,471,790
Wireless Telecommunication Services ......................... — 3,012,824 — 3,012,824
Foreign Agency Obligations ................................. — 59,788,599 — 59,788,599
Foreign Government Obligations .............................. — 48,884,300 — 48,884,300
Investment Companies .................................... 664,379,855 — — 664,379,855
Non-Agency Mortgage-Backed Securities ........................ — 756,348,590 8,627,466 764,976,056
Preferred Securities
Banks ............................................... — 6,357,225 — 6,357,225
Commercial Services & Supplies ............................. — — 57,524 57,524
Electric Utilities ........................................ — 1,629,368 — 1,629,368
Household Products ..................................... 2,593,841 — — 2,593,841
Independent Power and Renewable Electricity Producers ............ — 822,665 — 822,665
Oil, Gas & Consumable Fuels ............................... — 385,159 — 385,159
U.S. Government Sponsored Agency Securities .................... — 4,139,249 — 4,139,249
Warrants .............................................. — 78,351 — 78,351
Short-Term Securities
Money Market Funds ...................................... 814,533,709 — — 814,533,709
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,958 — 1,958
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,128,721) — — (3,128,721)
Unfunded Floating Rate Loan Interests
(a)
........................... — (437) (17) (454)
$ 3,486,528,497 $ 7,056,148,540 $ 140,911,481 $ 10,683,588,518
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 425,635 $ — $ 425,635
Equity contracts ........................................... 5,038,523 — — 5,038,523
Foreign currency exchange contracts ............................ 6,489,717 11,943,493 — 18,433,210
Interest rate contracts ....................................... 7,932 1,448,546 — 1,456,478
Liabilities
Credit contracts ........................................... — (194,672) — (194,672)
Equity contracts ........................................... (64,824) — — (64,824)
Foreign currency exchange contracts ............................ — (1,112,565) — (1,112,565)
Interest rate contracts ....................................... (30,287,433) — — (30,287,433)
$ (18,816,085) $ 12,510,437 $ — $ (6,305,648)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ............................ $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ — $ (2,320) $ 135,744,819
Transfers into Level 3 ...................................... — 1,407,868 — — — — — 1,407,868
Transfers out of Level 3 ..................................... — — — — — — — —
Accrued discounts/premiums .................................. — 23,408 92 7,029 19,934 — — 50,463
Net realized gain ......................................... 104,555 — — 1,533 — 163 — 106,251
Net change in unrealized appreciation (depreciation)
(a)
................. 161,495 (140,362) 2,508,164 582,889 34,180 9,463 2,303 3,158,132
Purchases .............................................. 33,196 8,143,958 16,524,811 129,378,998 — 48,061 — 154,129,024
Sales ................................................. (188,776) — (15,724,811) (137,771,326) — (163) — (153,685,076)
Closing balance, as of December 31, 2024 .........................
$ 1,603,370 $ 17,165,235 $ 16,452,964 $ 97,004,939 $ 8,627,466 $ 57,524 $ (17) $ 140,911,481
Net change in unrealized appreciation (depreciation) on investments still held at
December 31, 2024
(a )
....................................
$ 161,494 $ (140,362) $ (71,847) $ (31,555,109) $ 34,180 $ 9,463 $ 2,303 $ (31,559,878)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

Statement of Assets and Liabilities
(unaudited)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 9,207,802,171
Investments, at value — affiliated
(c)
.......................................................................................... 1,478,913,564
Cash ............................................................................................................. 6,510,542
Cash pledged:
Futures contracts .................................................................................................... 79,282,000
Centrally cleared swaps ................................................................................................ 6,791,000
Foreign currency, at value
(d)
............................................................................................... 13,287,395
Receivables: –
Investment s sold .................................................................................................... 13,319,733
Securities lending income — affiliated ...................................................................................... 210,200
Swaps   .......................................................................................................... 158
Capital shares sold ................................................................................................... 10,419,714
Dividends — unaffiliated ............................................................................................... 2,267,108
Dividends — affiliated ................................................................................................. 2,814,365
Interest — unaffiliated ................................................................................................. 67,174,421
From the Manager ................................................................................................... 105,148
Due from broker ..................................................................................................... 3,063,247
Variation margin on futures contracts ....................................................................................... 1,760,599
Variation margin on centrally cleared swaps .................................................................................. 15,393
Swap premiums paid ................................................................................................... 688,608
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 11,943,493
OTC swaps ........................................................................................................ 1,865,739
Unfunded floating rate loan interests ....................................................................................... 1,958
Prepaid e xpenses ..................................................................................................... 137,853
Other assets ......................................................................................................... 193,585
Total a ssets .........................................................................................................
10,908,567,994
LIABILITIES
Investments sold short, at value
(e)
........................................................................................... 3,128,721
Cash received:
Collateral — OTC derivatives ............................................................................................ 1,170,000
Collateral on securities loaned ............................................................................................. 284,642,627
Payables: –
Investments purchased ................................................................................................ 53,235,132
Accounting services fees ............................................................................................... 422,623
Administration fees ................................................................................................... 311,424
Capital shares redeemed ............................................................................................... 39,688,914
Custodian fees ...................................................................................................... 583,278
Deferred foreign capital gain tax .......................................................................................... 760,095
Income dividend distributions ............................................................................................ 6,777,033
Interest expense .................................................................................................... 18,268
Investment advisory fees ............................................................................................... 4,060,231
Trustees' and Officer's fees ............................................................................................. 23,135
Other affiliate fees ................................................................................................... 2,996
Professional fees .................................................................................................... 341,970
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,111,542
Transfer agent fees .................................................................................................. 2,384,822
Variation margin on futures contracts ....................................................................................... 4,368,763
Swap premiums received ................................................................................................ 988,933
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,112,565
OTC swaps ........................................................................................................ 131,932
Unfunded floating rate loan interests ....................................................................................... 454
Total li abilities ........................................................................................................
406,022,890
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,502,545,104

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2024

Statement of Assets and Liabilities
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 12,416,865,975
Accumulated loss ..................................................................................................... (1,914,320,871)
NET ASSETS ........................................................................................................
$ 10,502,545,104
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 9,150,800,606
(b)
  Securities loaned, at value ...................................................................................... $ 278,472,780
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,434,779,109
(d)
  Foreign currency, at cost ....................................................................................... $ 13,548,935
(e)
  Proceeds received from short sales ................................................................................ $ 3,398,650
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 5,835,196,151
Shares outstanding ...................................................................................................
577,732,951
Net asset value .....................................................................................................
$ 10.10
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,633,305,803
Shares outstanding ...................................................................................................
360,149,050
Net asset value .....................................................................................................
$ 10.09
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 383,224,926
Shares outstanding ...................................................................................................
38,033,185
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 650,818,224
Shares outstanding ...................................................................................................
64,471,184
Net asset value .....................................................................................................
$ 10.09
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 24, 2025